UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649
                                                     ---------

                           EII REALTY SECURITIES TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                            ------------

                        Date of fiscal year end: JUNE 30
                                                 -------

             Date of reporting period: JULY 1, 2007 - JUNE 30, 2008
                                       ----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

EII Realty Securities Fund


                            INVESTMENT COMPANY REPORT

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URSTADT BIDDLE PROPERTIES INC.

SECURITY        917286205               MEETING TYPE   Annual
TICKER SYMBOL   UBA                     MEETING DATE   06-Mar-2008
ISIN            US9172862057            AGENDA         932811549 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 PETER HERRICK                                                                           For        For
       2 CHARLES D. URSTADT                                                                      For        For
       3 GEORGE J. VOJTA                                                                         For        For
02     TO RATIFY THE APPOINTMENT OF PKF AS THE INDEPENDENT REGISTERED PUBLIC        Management   For        For
       ACCOUNTING FIRM OF THE COMPANY FOR ONE YEAR.
03     TO AMEND THE COMPANY'S RESTRICTED STOCK AWARD PLAN.                          Management   Against    Against


                                   Page 1 of 27                      24-Jul-2008

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LASALLE HOTEL PROPERTIES

SECURITY        517942108               MEETING TYPE   Annual
TICKER SYMBOL   LHO                     MEETING DATE   24-Apr-2008
ISIN            US5179421087            AGENDA         932823582 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 JON E. BORTZ                                                                            For        For
       2 DONALD A. WASHBURN                                                                      For        For
02     TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC     Management   For        For
       ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2008.
03     TO CONSIDER AND ACT UPON ANY OTHER MATTERS THAT MAY PROPERLY BE BROUGHT      Management   Against    Against
       BEFORE THE ANNUAL MEETING AND AT ANY ADJOURNMENTS OR POSTPONEMENTS
       THEREOF.


                                   Page 2 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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STARWOOD HOTELS & RESORTS WORLDWIDE

SECURITY        85590A401               MEETING TYPE   Annual
TICKER SYMBOL   HOT                     MEETING DATE   30-Apr-2008
ISIN            US85590A4013            AGENDA         932829483 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 ADAM ARON                                                                               For        For
       2 CHARLENE BARSHEFSKY                                                                     For        For
       3 BRUCE DUNCAN                                                                            For        For
       4 LIZANNE GALBREATH                                                                       For        For
       5 ERIC HIPPEAU                                                                            For        For
       6 STEPHEN QUAZZO                                                                          For        For
       7 THOMAS RYDER                                                                            For        For
       8 FRITS VAN PAASSCHEN                                                                     For        For
       9 KNEELAND YOUNGBLOOD                                                                     For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S        Management   For        For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.


                                   Page 3 of 27                      24-Jul-2008

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HEALTH CARE REIT, INC.

SECURITY        42217K106               MEETING TYPE   Annual
TICKER SYMBOL   HCN                     MEETING DATE   01-May-2008
ISIN            US42217K1060            AGENDA         932839078 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 WILLIAM C. BALLARD, JR.                                                                 For        For
       2 PETER J. GRUA                                                                           For        For
       3 R. SCOTT TRUMBULL                                                                       For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT          Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2008.


                                   Page 4 of 27                      24-Jul-2008

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NATIONWIDE HEALTH PROPERTIES, INC.

SECURITY        638620104               MEETING TYPE   Annual
TICKER SYMBOL   NHP                     MEETING DATE   02-May-2008
ISIN            US6386201049            AGENDA         932830107 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 R. BRUCE ANDREWS                                                                        For        For
       2 CHARLES D. MILLER                                                                       For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S        Management   For        For
       INDEPENDENT ACCOUNTANTS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008.


                                   Page 5 of 27                      24-Jul-2008

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REGENCY CENTERS CORPORATION

SECURITY        758849103               MEETING TYPE  Annual
TICKER SYMBOL   REG                     MEETING DATE  06-May-2008
ISIN            US7588491032            AGENDA        932827516 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    MARTIN E. STEIN, JR.                                                                 For        For
       2    RAYMOND L. BANK                                                                      For        For
       3    C. RONALD BLANKENSHIP                                                                For        For
       4    A.R. CARPENTER                                                                       For        For
       5    J. DIX DRUCE                                                                         For        For
       6    MARY LOU FIALA                                                                       For        For
       7    BRUCE M. JOHNSON                                                                     For        For
       8    DOUGLAS S. LUKE                                                                      For        For
       9    JOHN C. SCHWEITZER                                                                   For        For
       10   THOMAS G. WATTLES                                                                    For        For
       11   TERRY N. WORRELL                                                                     For        For
02     REAPPROVAL OF PERFORMANCE GOALS UNDER THE COMPANY'S LONG-TERM OMNIBUS        Management   For        For
       PLAN.
03     RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT         Management   For        For
       ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2008.


                                  Page 6 of 27                       24-Jul-2008

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ESSEX PROPERTY TRUST, INC.

SECURITY        297178105               MEETING TYPE  Annual
TICKER SYMBOL   ESS                     MEETING DATE  06-May-2008
ISIN            US2971781057            AGENDA        932843332 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   DAVID W. BRADY                                                                        For        For
       2   ROBERT E. LARSON                                                                      For        For
       3   MICHAEL J. SCHALL                                                                     For        For
       4   WILLARD H. SMITH, JR.                                                                 For        For
02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED    Management   For        For
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31,
       2008.


                                  Page 7 of 27                       24-Jul-2008

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FEDERAL REALTY INVESTMENT TRUST

SECURITY        313747206               MEETING TYPE  Annual
TICKER SYMBOL   FRT                     MEETING DATE  07-May-2008
ISIN            US3137472060            AGENDA        932838850 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1A     TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET FORTH IN THE              Management   For        For
       ACCOMPANYING PROXY STATEMENT: WARREN M. THOMPSON
1B     TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET FORTH IN THE              Management   For        For
       ACCOMPANYING PROXY STATEMENT: DONALD C. WOOD
02     TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE TRUST'S INDEPENDENT   Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.
03     TO CONSIDER A SHAREHOLDER PROPOSAL TO REQUEST THAT OUR BOARD OF TRUSTEES     Shareholder  Against    For
       TAKE THE ACTIONS NECESSARY TO DECLASSIFY OUR BOARD OF TRUSTEES IF PROPERLY
       COMING BEFORE THE MEETING OR ANY POSTPONEMENT OR ADJOURNMENT THEREOF.


                                  Page 8 of 27                       24-Jul-2008

                           INVESTMENT COMPANY REPORT

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PUBLIC STORAGE

SECURITY        74460D109               MEETING TYPE  Annual
TICKER SYMBOL   PSA                     MEETING DATE  08-May-2008
ISIN            US74460D1090            AGENDA        932836692 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    B. WAYNE HUGHES                                                                      For        For
       2    RONALD L. HAVNER, JR.                                                                For        For
       3    HARVEY LENKIN                                                                        For        For
       4    DANN V. ANGELOFF                                                                     For        For
       5    WILLIAM C. BAKER                                                                     For        For
       6    JOHN T. EVANS                                                                        For        For
       7    URI P. HARKHAM                                                                       For        For
       8    B. WAYNE HUGHES, JR.                                                                 For        For
       9    GARY E. PRUITT                                                                       For        For
       10   DANIEL C. STATON                                                                     For        For
02     RATIFICATION OF AUDITORS                                                     Management   For        For


                                  Page 9 of 27                       24-Jul-2008

                           INVESTMENT COMPANY REPORT

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SIMON PROPERTY GROUP, INC.

SECURITY        828806109               MEETING TYPE  Annual
TICKER SYMBOL   SPG                     MEETING DATE  08-May-2008
ISIN            US8288061091            AGENDA        932836957 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   BIRCH BAYH                                                                            For        For
       2   MELVYN E. BERGSTEIN                                                                   For        For
       3   LINDA WALKER BYNOE                                                                    For        For
       4   KAREN N. HORN                                                                         For        For
       5   REUBEN S. LEIBOWITZ                                                                   For        For
       6   J. ALBERT SMITH, JR.                                                                  For        For
       7   PIETER S. VAN DEN BERG                                                                For        For
02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED     Management   For        For
       PUBLIC ACCOUNTING FIRM FOR 2008.
03     TO APPROVE THE AMENDED SIMON PROPERTY GROUP, L.P. 1998 STOCK INCENTIVE       Management   For        For
       PLAN.
04     THE STOCKHOLDER PROPOSAL TO ADOPT A "PAY FOR SUPERIOR PERFORMANCE            Shareholder  Against    For
       PRINCIPLE (SIC)."


                                  Page 10 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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PROLOGIS

SECURITY        743410102               MEETING TYPE   Annual
TICKER SYMBOL   PLD                     MEETING DATE   09-May-2008
ISIN            US7434101025            AGENDA         932838595 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    STEPHEN L. FEINBERG                                                                  For        For
       2    GEORGE L. FOTIADES                                                                   For        For
       3    CHRISTINE N. GARVEY                                                                  For        For
       4    LAWRENCE V. JACKSON                                                                  For        For
       5    DONALD P. JACOBS                                                                     For        For
       6    JEFFREY H. SCHWARTZ                                                                  For        For
       7    D. MICHAEL STEUERT                                                                   For        For
       8    J. ANDRE TEIXEIRA                                                                    For        For
       9    WILLIAM D. ZOLLARS                                                                   Withheld   Against
       10   ANDREA M. ZULBERTI                                                                   For        For
02     RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING       Management   For        For
       FIRM FOR 2008.


                                  Page 11 of 27                      24-Jul-2008

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BOSTON PROPERTIES, INC.

SECURITY        101121101               MEETING TYPE   Annual
TICKER SYMBOL   BXP                     MEETING DATE   12-May-2008
ISIN            US1011211018            AGENDA         932851632 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    LAWRENCE S. BACOW                                                                    For        For
       2    ZOE BAIRD                                                                            For        For
       3    ALAN J. PATRICOF                                                                     For        For
       4    MARTIN TURCHIN                                                                       For        For
02     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP    Management   For        For
       AS BOSTON PROPERTIES, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.
03     TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL CONCERNING THE ANNUAL        Shareholder  For        Against
       ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.


                                  Page 12 of 27                      24-Jul-2008

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KIMCO REALTY CORPORATION

SECURITY        49446R109               MEETING TYPE   Annual
TICKER SYMBOL   KIM                     MEETING DATE   13-May-2008
ISIN            US49446R1095            AGENDA         932846922 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    M. KIMMEL                                                                            For        For
       2    M. COOPER                                                                            For        For
       3    R. DOOLEY                                                                            For        For
       4    M. FLYNN                                                                             For        For
       5    J. GRILLS                                                                            For        For
       6    D. HENRY                                                                             For        For
       7    F.P. HUGHES                                                                          For        For
       8    F. LOURENSO                                                                          For        For
       9    R. SALTZMAN                                                                          For        For
       10   P. COVIELLO                                                                          For        For
02     A PROPOSAL TO APPROVE A RECOMMENDATION BY THE EXECUTIVE COMPENSATION         Management   For        For
       COMMITTEE OF THE BOARD OF DIRECTORS THAT THE NUMBER OF SHARES OF THE
       COMPANY'S COMMON STOCK, PAR VALUE $0.01 PER SHARE, SUBJECT TO OPTION
       UNDER THE COMPANY'S 1998 EQUITY PARTICIPATION PLAN BE INCREASED BY
       5,000,000.
03     THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE     Management   For        For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.


                                  Page 13 of 27                      24-Jul-2008

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BRE PROPERTIES, INC.

SECURITY        05564E106               MEETING TYPE   Annual
TICKER SYMBOL   BRE                     MEETING DATE   15-May-2008
ISIN            US05564E1064            AGENDA         932841934 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    PAULA F. DOWNEY                                                                      For        For
       2    ROBERT A. FIDDAMAN                                                                   For        For
       3    IRVING F. LYONS III                                                                  For        For
       4    EDWARD E. MACE                                                                       For        For
       5    CHRISTOPHER J. MCGURK                                                                For        For
       6    MATTHEW T. MEDEIROS                                                                  For        For
       7    CONSTANCE B. MOORE                                                                   For        For
       8    JEANNE R. MYERSON                                                                    For        For
       9    THOMAS E. ROBINSON                                                                   For        For
02     APPROVE THE AMENDED AND RESTATED 1999 BRE STOCK INCENTIVE PLAN TO, AMONG     Management   For        For
       OTHER THINGS, EXTEND THE TERM OF THE 1999 BRE STOCK INCENTIVE PLAN, AS
       PREVIOUSLY AMENDED, FOR 10 YEARS AND TO INCREASE THE MAXIMUM NUMBER OF
       SHARES RESERVED FOR ISSUANCE AT ANY TIME THEREAFTER FROM 3,500,000 SHARES
       TO 4,500,000.
03     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT              Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.


                                  Page 14 of 27                      24-Jul-2008

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VORNADO REALTY TRUST

SECURITY        929042109               MEETING TYPE   Annual
TICKER SYMBOL   VNO                     MEETING DATE   15-May-2008
ISIN            US9290421091            AGENDA         932850313 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1    ANTHONY W. DEERING                                                                   For        For
       2    MICHAEL LYNNE                                                                        For        For
       3    ROBERT H. SMITH                                                                      For        For
       4    RONALD G. TARGAN                                                                     For        For
02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING        Management   For        For
       FIRM.
03     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING FOR TRUSTEES.                 Shareholder  For        Against


                                  Page 15 of 27                      24-Jul-2008

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LIBERTY PROPERTY TRUST

SECURITY        531172104               MEETING TYPE   Annual
TICKER SYMBOL   LRY                     MEETING DATE   15-May-2008
ISIN            US5311721048            AGENDA         932876812 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 FREDERICK F. BUCHHOLZ                                                                   For        For
       2 THOMAS C. DELOACH, JR.                                                                  For        For
       3 DANIEL P. GARTON                                                                        Withheld   Against
       4 STEPHEN B. SIEGEL                                                                       For        For
02     APPROVAL OF THE PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP        Management   For        For
       AS THE TRUST'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.


                                  Page 16 of 27                      24-Jul-2008

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TANGER FACTORY OUTLET CENTERS, INC.

SECURITY        875465106               MEETING TYPE   Annual
TICKER SYMBOL   SKT                     MEETING DATE   16-May-2008
ISIN            US8754651060            AGENDA         932849485 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 STANLEY K. TANGER                                                                       For        For
       2 STEVEN B. TANGER                                                                        For        For
       3 JACK AFRICK                                                                             For        For
       4 WILLIAM G. BENTON                                                                       For        For
       5 THOMAS E. ROBINSON                                                                      For        For
       6 ALLAN L. SCHUMAN                                                                        For        For
02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP                      Management   For        For
       AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2008.


                                 Page 17 of 27                       24-Jul-2008

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KILROY REALTY CORPORATION

SECURITY        49427F108               MEETING TYPE   Annual
TICKER SYMBOL   KRC                     MEETING DATE   20-May-2008
ISIN            US49427F1084            AGENDA         932856238 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 JOHN B. KILROY, SR.                                                                     For        For
       2 EDWARD F. BRENNAN PH.D.                                                                 For        For
       3 SCOTT S. INGRAHAM                                                                       For        For
02     STOCKHOLDER PROPOSAL                                                         Shareholder  For        Against


                                 Page 18 of 27                       24-Jul-2008

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AVALONBAY COMMUNITIES, INC.

SECURITY        053484101               MEETING TYPE   Annual
TICKER SYMBOL   AVB                     MEETING DATE   21-May-2008
ISIN            US0534841012            AGENDA         932853826 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1 BRYCE BLAIR                                                                             For        For
       2 BRUCE A. CHOATE                                                                         For        For
       3 JOHN J. HEALY, JR.                                                                      For        For
       4 GILBERT M. MEYER                                                                        For        For
       5 TIMOTHY J. NAUGHTON                                                                     For        For
       6 LANCE R. PRIMIS                                                                         For        For
       7 PETER S. RUMMELL                                                                        For        For
       8 H. JAY SARLES                                                                           For        For
02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS                              Management   For        For
       THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2008.


                                  Page 19 of 27                      24-Jul-2008

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STRATEGIC HOTELS & RESORTS INC.

SECURITY        86272T106               MEETING TYPE   Annual
TICKER SYMBOL   BEE                     MEETING DATE   22-May-2008
ISIN            US86272T1060            AGENDA         932865162 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   ROBERT P. BOWEN                                                                       For        For
       2   MICHAEL W. BRENNAN                                                                    For        For
       3   EDWARD C. COPPOLA                                                                     For        For
       4   KENNETH FISHER                                                                        For        For
       5   LAURENCE S. GELLER                                                                    For        For
       6   JAMES A. JEFFS                                                                        For        For
       7   SIR DAVID M.C. MICHELS                                                                Withheld   Against
       8   WILLIAM A. PREZANT                                                                    For        For
02     APPROVAL OF THE AMENDED AND RESTATED 2004 INCENTIVE PLAN.                    Management   For        For
03     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT      Management   For        For
       AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.


                                  Page 20 of 27                      24-Jul-2008

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ALEXANDRIA REAL ESTATE EQUITIES, INC.

SECURITY        015271109               MEETING TYPE   Annual
TICKER SYMBOL   ARE                     MEETING DATE   22-May-2008
ISIN            US0152711091            AGENDA         932871519 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   JOEL S. MARCUS                                                                        For        For
       2   JAMES H. RICHARDSON                                                                   For        For
       3   RICHARD B. JENNINGS                                                                   For        For
       4   JOHN L. ATKINS, III                                                                   For        For
       5   RICHARD H. KLEIN                                                                      For        For
       6   MARTIN A. SIMONETTI                                                                   For        For
       7   ALAN G. WALTON                                                                        For        For
02     APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1997 STOCK         Management   For        For
       AWARD AND INCENTIVE PLAN.
03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS THE         Management   For        For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.


                                  Page 21 of 27                      24-Jul-2008

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EQUITY ONE, INC

SECURITY        294752100               MEETING TYPE   Annual
TICKER SYMBOL   EQY                     MEETING DATE   27-May-2008
ISIN            US2947521009            AGENDA         932869691 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   NOAM BEN-OZER                                                                         For        For
       2   JAMES S. CASSEL                                                                       For        For
       3   CYNTHIA R. COHEN                                                                      For        For
       4   NEIL FLANZRAICH                                                                       For        For
       5   NATHAN HETZ                                                                           Withheld   Against
       6   CHAIM KATZMAN                                                                         Withheld   Against
       7   PETER LINNEMAN                                                                        For        For
       8   JEFFREY S. OLSON                                                                      For        For
       9   DORI SEGAL                                                                            For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT      Management   For        For
       AUDITORS FOR 2008.


                                  Page 22 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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TAUBMAN CENTERS, INC.

SECURITY        876664103               MEETING TYPE   Annual
TICKER SYMBOL   TCO                     MEETING DATE   29-May-2008
ISIN            US8766641034            AGENDA         932867015 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   RONALD W. TYSOE*                                                                      For        For
       2   ROBERT S. TAUBMAN**                                                                   For        For
       3   LISA A. PAYNE**                                                                       For        For
       4   WILLIAM U. PARFET**                                                                   For        For
02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED    Management   For        For
       PUBLIC ACCOUNTING FIRM FOR 2008.
03     APPROVAL OF THE 2008 OMNIBUS LONG-TERM INCENTIVE PLAN.                       Management   Against    Against
04     SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE         Shareholder  For        Against
       NECESSARY STEPS TO DECLASSIFY THE BOARD OF DIRECTORS.


                                  Page 23 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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THE MACERICH COMPANY

SECURITY        554382101               MEETING TYPE   Annual
TICKER SYMBOL   MAC                     MEETING DATE   29-May-2008
ISIN            US5543821012            AGENDA         932880861 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1A     ELECTION OF DIRECTOR: DANA K. ANDERSON                                       Management   For        For
1B     ELECTION OF DIRECTOR: DIANA M. LAING                                         Management   For        For
1C     ELECTION OF DIRECTOR: STANLEY A. MOORE                                       Management   For        For
02     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR              Management   For        For
       INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2008.
03     BOARD PROPOSAL TO AMEND OUR CHARTER TO PROVIDE FOR THE DECLASSIFICATION OF   Management   For        For
       OUR BOARD.


                                  Page 24 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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EASTGROUP PROPERTIES, INC.

SECURITY        277276101               MEETING TYPE   Annual
TICKER SYMBOL   EGP                     MEETING DATE   29-May-2008
ISIN            US2772761019            AGENDA         932881205 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   D. PIKE ALOIAN                                                                        For        For
       2   H.C. BAILEY, JR.                                                                      For        For
       3   HAYDEN C. EAVES, III                                                                  For        For
       4   FREDRIC H. GOULD                                                                      For        For
       5   DAVID H. HOSTER II                                                                    For        For
       6   MARY E. MCCORMICK                                                                     For        For
       7   DAVID M. OSNOS                                                                        For        For
       8   LELAND R. SPEED                                                                       For        For
02     TO CONSIDER AND RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S          Management   For        For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.


                                  Page 25 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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DOUGLAS EMMETT, INC.

SECURITY        25960P109               MEETING TYPE   Annual
TICKER SYMBOL   DEI                     MEETING DATE   29-May-2008
ISIN            US25960P1093            AGENDA         932886154 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   DAN A. EMMETT                                                                         For        For
       2   JORDAN L. KAPLAN                                                                      For        For
       3   KENNETH M. PANZER                                                                     For        For
       4   LESLIE E. BIDER                                                                       For        For
       5   VICTOR J. COLEMAN                                                                     For        For
       6   G. SELASSIE MEHRETEAB                                                                 For        For
       7   THOMAS E. O'HERN                                                                      For        For
       8   DR. ANDREA RICH                                                                       For        For
       9   WILLIAM WILSON III                                                                    For        For
02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT            Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.


                                  Page 26 of 27                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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SL GREEN REALTY CORP.

SECURITY        78440X101               MEETING TYPE   Annual
TICKER SYMBOL   SLG                     MEETING DATE   25-Jun-2008
ISIN            US78440X1019            AGENDA         932892082 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   MARC HOLLIDAY                                                                         For        For
       2   JOHN S. LEVY                                                                          For        For
02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT              Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008.
03     TO APPROVE AND RATIFY THE ADOPTION OF OUR 2008 EMPLOYEE STOCK PURCHASE       Management   For        For
       PLAN IN ORDER TO INCREASE THE NUMBER OF SHARES THAT MAY BE ISSUED PURSUANT
       TO SUCH PLAN.


                                  Page 27 of 27                      24-Jul-2008

EII International Property Fund


                            INVESTMENT COMPANY REPORT

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GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

SECURITY        G40712179               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   05-Jul-2007
ISIN            GB00B01FLL16            AGENDA         701275910 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the audited financial statements together with the         Management   For        For
       Directors' and the Auditors' reports for the YE 31 MAR 2007
2.     Grant authority for the payment of a final dividend for                      Management   For        For
       the YE 31 MAR 2007
3.     Approve the Directors' remuneration report                                   Management   For        For
4.     Re-appoint Mr. Robert Noel as a Director of the Company                      Management   For        For
5.     Re-appoint Mr. Kathleen O'Donovan as a Director of the Company               Management   For        For
6.     Re-appoint Mr. Charles Irby as a Director of the Company                     Management   For        For
7.     Appoint Mr. Neil Thompson as a Director of the Company                       Management   For        For
8.     Appoint Mr. Jonathan Short as a Director of the Company                      Management   For        For
9.     Re-appoint Deloitte & Touche LLP as the Auditors                             Management   For        For
10.    Authorize the Directors to agree the remuneration of the Auditors            Management   For        For
11.    Approve to renew the Directors' authority to allot shares                    Management   For        For
S.12   Approve to renew the Directors' limited authority to allot shares for cash   Management   For        For
S.13   Approve to renew the authority enabling the Company to buy its own shares    Management   For        For


                                  Page 1 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

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BRITISH LAND CO PLC R.E.I.T., LONDON

SECURITY        G15540118               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   13-Jul-2007
ISIN            GB0001367019            AGENDA         701306311 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the report of the Directors and the audited accounts for the YE 31   Management   For        For
       MAR 2007
2.     Declare a final dividend for the YE 31 MAR 2007                              Management   For        For
3.     Re-elect Mr. Robert Bowden as a Director                                     Management   For        For
4.     Re-elect Mr. Colin Cowdery as a Director                                     Management   For        For
5.     Re-elect Mr. John Travers as a Director                                      Management   For        For
6.     Re-appoint Deloitte & Touche LLP as the Auditors                             Management   For        For
7.     Authorize the Directors to fix the remuneration of the Auditors              Management   For        For
8.     Approve the remuneration report                                              Management   For        For
9.     Approve to renew the Directors' authority to allot unissued share capital    Management   For        For
       or convertible securities of the Company, granted by shareholders on 14
       JUL 2006 pursuant to Section 80 of the Companies Act 1985
S.10   Approve to waive the pre-emption rights held by existing shareholders        Management   For        For
       which attach to future issue for cash of equity securities of Company by virtue of Section 89 of the Companies Act 1985
S.11   Authorize the Company to purchase its own shares pursuant to the Articles    Management   For        For
       of Association of the Company
S.12   Amend the Company's Articles of Association to enable the Company to take    Management   For        For
       advantage of new provisions in the Companies Act 2006 enabling communications by electronic means between the Company and its shareholders, including by way of a website
13.    Approve [as required by the Disclosure & Transparency Rules] the Company     Management   For        For
       using electronic means to communicate with its shareholders
14.    Amend The British Land Company Long Term Incentive Plan [the LTIP]           Management   For        For


                                  Page 2 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

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NEXITY, PARIS

SECURITY        F6527B126          MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE   16-Jul-2007
ISIN            FR0010112524       AGENDA         701300004 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD THE PROXY CARD   Non-Voting
       DIR-ECTLY TO THE SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE-TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS AND
       DIRECTIONS. THE FOLLOWING-APPLIES TO NON-RESIDENT SHAREOWNERS: PROXY
       CARDS: VOTING INSTRUCTIONS WILL B-E FORWARDED TO THE GLOBAL CUSTODIANS
       THAT HAVE BECOME REGISTERED INTERMEDIARIE-S, ON THE VOTE DEADLINE DATE. IN
       CAPACITY AS REGISTERED INTERMEDIARY, THE GLOB-AL CUSTODIAN WILL SIGN THE
       PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN. IF Y-OU ARE UNSURE WHETHER
       YOUR GLOBAL CUSTODIAN ACTS AS REGISTERED INTERMEDIARY, P- LEASE CONTACT
       YOUR REPRESENTATIVE.
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 23 JUL 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.     Approve, conditional upon the adoption of the Resolutions 2, 3 and 4,        Management   For        For
       that the double voting right shall be cancelled to all shares which have been held in a registered account in the name of the same shareholder for at least 2 years; and amend Article Number 10 of the By Laws
2.     Acknowledge the Contribution Agreement between CNCE and Nexity; and          Management   For        For
       approve, conditional upon the adoption of the Resolutions 3 and 4, all the terms of the Contribution Agreement, the valuation of the contribution and consideration for it
3.     Authorize the Board of Directors, conditional upon the adoption of           Management   For        For
       Resolution 4, to increase on one or more occasions, in France or abroad, the share capital to a maximum amount of EUR 5, by issuance of shares and or debt securities
4.     Approve the valuation of the contribution and the consideration for it and   Management   For        For
       authorize the Board of Directors to tale all necessary and accomplish all necessary formalities
5.     Acknowledge the Contribution Agreement between CNCE and Nexity; approve      Management   For        For
       all the terms of the Contribution Agreement, the valuation of the contribution and consideration for it and the cancellation of the double voting right; and amend Article Number 10 of the By Laws
6.     Amend Article Numbers 6 and 7 of the By Laws                                 Management   For        For
7.     Authorize the Board of Directors, in supersession of the fraction unused     Management   For        For
       of the authorization granted by the shareholders' meeting of 31 MAY 2005 in its Resolution 5, to grant, for free, on one or more occasions, existing or future shares, in favor of the employees or the Corporate
       Officers of the Company and the related Companies; [Authority expires at the end a 14-month period]; they may not represent more than 1% of the share capital; and to take all necessary measures and accomplish all necessary formalities


                                  Page 3 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

8.     Grant full powers to the bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meeting to carry out all fillings, publications and other formalities prescribed By law


                                  Page 4 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

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LAND SECURITIES GROUP PLC R.E.I.T, LONDON

SECURITY        G5375M118               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   17-Jul-2007
ISIN            GB0031809436            AGENDA         701310877 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the report and financial statements for the YE 31 MAR 2007,          Management   For        For
       together with the report of the Auditors
2.     Approve the interim dividend paid in the year and grant authority for the    Management   For        For
       payment of a final dividend for the year of 34.0p per share
3.     Approve the Directors' remuneration report for the YE 31 MAR 2007            Management   For        For
4.     Re-elect Mr. Paul Myners as a Director                                       Management   For        For
5.     Re-elect Mr. Bo Lerenius as a Director                                       Management   For        For
6.     Re-elect Mr. Francis Salway as a Director                                    Management   For        For
7.     Re-elect Mr. Mike Hussey as a Director                                       Management   For        For
8.     Re-elect Mr. Stuart Rose as a Director                                       Management   For        For
9.     Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company for     Management   For        For
       the ensuing year
10.    Authorize the Directors to determine the remuneration of the Auditors        Management   For        For
       Transact any other business                                                  Non-Voting
11.    Authorize the Directors, in accordance with Section 80 of the Companies      Management   For        For
       Act 1985, to allot relevant securities [Section 80(2) of the Act] up to an aggregate nominal amount of GBP 12,958,150.50; [Authority expires at the conclusion of the next AGM of the Company]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.12   Authorize the Directors, pursuant to Section 95 of the Companies Act 1985,   Management   For        For
       to allot equity securities [Section 94(2) of the Act] for cash pursuant to the authority conferred by Resolution 11 and/or where such allotment constitutes an allotment of equity securities by virtue of Section 94(3A)
       of the said Act, disapplying the statutory pre-emption rights [Section
       89(1)], provided that this power is limited to the allotment of equity securities: i) in connection with a right issue, open offer or other offer of securities in favour of the holders of the ordinary shares; ii) up to an aggregate nominal amount of GBP 2,352,092; [Authority expires at the conclusion of the next AGM of the Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.13   Authorize the Company to purchase its own ordinary shares in accordance      Management   For        For
       with Section 166 of the Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985] of up 47,041,849 Ordinary
       Shares of 10p, at a minimum price of 10p and up to 105% of the average middle market quotations for such shares derived from the London Stock
       Exchange Daily Official List, over the previous 5 business days;
       [Authority expires at the conclusion of the AGM of the Company in 2008 ];
       the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry


                                  Page 5 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

14.    Authorize the Company to serve any notice or send or supply any other        Management   For        For
       document or information to a Member [or where applicable a Nominee] by making the notice or document or information available on the Company's website or by using electronic means
15.    Authorize the Company, in accordance with Section 347C of the Companies      Management   For        For
       Act 1985 [the Act] [and, in accordance with Section 347D of the Act any other Company which is a subsidiary [wholly owned or otherwise] of the
       Company during the period to which this resolution relates], to make donations to EU political organizations and to incur EU political expenditure up to a maximum aggregate nominal amount of GBP 20,000 per annum [Section 347A of the Act]; [Authority expires at the conclusion of the AGM of the Company in 2008]


                                  Page 6 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104          MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE   03-Sep-2007
ISIN            LU0122624777       AGENDA         701346531 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve to change the location of Registered Office to Capellen              Management   For        For
2.     Amend Article 2, regarding Registered Office                                 Management   For        For
3.     Amend Article 20, regarding convening of the AGM                             Management   For        For
4.     Amend Article 26: Action to be taken if aggregate rights of shareholders     Management   Against    Against
       exceed or fall below certain thresholds
5.     Transact other business                                                      Management   Against    Against


                                  Page 7 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

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QUINTAIN ESTATES AND DEVELOPMENT PLC, LONDON

SECURITY        G73282108               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   04-Sep-2007
ISIN            GB0007184442            AGENDA         701338813 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the Directors' report and the audited accounts of the
       Group for the YE 31 MAR 2007                                                 Management   For        For
2.     Declare a final dividend of 8.25 pence per share for the YE 31 MAR 2007      Management   For        For
3.     Receive and adopt the remuneration report for the YE 31 MAR 2007             Management   For        For
4.     Receive and adopt the Audit Committee report for the YE 31 MAR 2007          Management   For        For
5.     Re-elect Ms. Joan MacNaughton as a Director                                  Management   For        For
6.     Re-elect Ms. Rebecca Worthington as a Director                               Management   For        For
7.     Elect Ms. Tonianne Dwyer as a Director                                       Management   For        For
8.     Re-elect Mr. David Pangbourne as the Chairman of the Audit Committee         Management   For        For
9.     Re-elect Mr. Martin Meech as the Chairman of the Remuneration Committee      Management   For        For
10.    Re-appoint KMPG Audit PLC as the Auditors of the Company                     Management   For        For
11.    Authorize the Directors to fix the remuneration of the Auditors              Management   For        For
12.    Approve that the Section 80 period as defined in Article 11[d][ii] of the    Management   For        For
       Articles of Association of the Company shall be the period expiring after the date of the passing of this resolution and that for such period the
       Section 80 amount shall be GBP 10,796,526 [being one third of the nominal value of the issued share capital as at 31 MAR 2007]
S.13   Approve that Section 89 period defined in Article 11[d][iii] of the          Management   For        For
       Articles of Association of the Company shall be the period expiring 15 months after the passing of this resolution and that for such period the
       Section 89 amount as defined in Article 11[d][v] shall be GBP 1,619,478 being 5% of the issued share capital as at 31 MAR 2007
S.14   Authorize the Company to make market purchases [Section 163 of the Act]      Management   For        For
       of its own shares [herein referred to as ordinary shares] on such terms and in such manner as the Directors may form time to time determine provided that: the maximum number of ordinary shares authorized to be purchased is 12,955,831 [being 10% of the shares in issue as at 31 MAR
       2007], at a minimum price of 25p [exclusive of expenses payable by the
       Company] and equal to 105% above the average middle market quotations for an ordinary shares derived from the London Stock Exchange Daily Official
       List, over the previous 5 business days immediately preceding the day on which the ordinary shares are purchased [exclusive of expenses payable by the Company]; [Authority expires the earlier of the conclusion of the AGM of the Company in 2008 or 15 months]; the Company before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry



                                  Page 8 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
LIFESTYLE INTERNATIONAL HOLDINGS LTD

SECURITY        G54856102          MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE   25-Sep-2007
ISIN            KYG548561029       AGENDA         701361317 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve, subject to and conditional upon the Listing Committee of The        Management   For        For
       Stock Exchange of Hong Kong Limited granted the listing of, and permission to deal in, the Subdivided Shares [as specified] in issue and the Subdivided Shares to be issued pursuant to the exercise of options granted or to be granted under the Share Option Scheme of the Company adopted on 27 MAR 2004 [the Share Option Scheme], to sub-divide each of the issued and unissued shares of HKD 0.01 each [the Existing Shares] in the share capital of the Company [Share Subdivision] into 2 shares of HKD
       0.005 each [the Subdivided Shares] and authorize the Directors of the
       Company [the Directors] to issue new share certificates in respect of the
       Subdivided Shares to holders of the shares of the Company and to do all things and execute all documents as they shall in their absolute discretion deem necessary or expedient in connection with or incidental to the share subdivision
2.     Approve, subject to and conditional upon the passing of Resolution 1 and     Management   For        For
       the Share Subdivision becoming effective: to revoke the general mandate granted to the Directors to exercise the powers of the Company to repurchase issued shares of the Company of HKD 0.01 each as approved by the shareholders of the Company at the AGM of the Company held on 23 APR
       2007 [but without prejudice to any exercise of such mandate prior to the passing of this resolution]; and authorize the Directors of the Company, in addition to any authorization given to the Directors, to repurchase shares of the Company, during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on share repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the share capital in issue and fully paid-up immediately upon the share subdivision becoming effective and the said approval be limited accordingly; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable law to be held]
3.     Approve, conditional upon Resolution 2 [as specified] being passed and       Management   For        For
       becoming unconditional, to extend the general mandate granted to the
       Directors to exercise the powers of the Company to allot, issue and otherwise deal with additional ordinary shares of the Company as approved by the shareholders of the Company at the AGM of the Company held on 23
       APR 2007, by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company purchased by the
       Company under the authority granted pursuant to Resolution 2, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue immediately upon the Share
       Subdivision becoming effective


                                  Page 9 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

4.     Approve the grant of option [the Option] to Mr. Lau Luen-hung, Thomas,       Management   For        For
       which will entitle him to subscribe for 8,510,000 Existing Shares or
       [subject to the passing of Resolution 1 above] 17,020,000 Subdivided
       Shares pursuant to the Share Option Scheme on the specified terms and conditions; and authorize any one Director to do all such acts and/or execute all such documents as may be necessary or expedient in order to give full effect to the grant of the Option


                                  Page 10 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104          MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    05-Oct-2007
ISIN            LU0122624777       AGENDA          701357609 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 412546 DUE TO CHANGE     Non-Voting
       IN TH-E MEETING DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.
1.     Approve to transfer the Registered Office of the Company to Capellen         Management   For        For
2.     Amend the first paragraph of the Article 2 of the Bye-Laws as specified      Management   For        For
3.     Amend the first paragraph of the Article 20 of the Bye-Laws as specified     Management   For        For
4.     Amend the Article 26 of the Bye-Laws as specified                            Management   Against    Against
5.     Transact other business                                                      Management   Against    Against


                                  Page 11 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   05-Oct-2007
ISIN            LU0122624777            AGENDA         701359398 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve the acquisitions of own shares                                       Management   Against    Against
2.     Approve the shares repurchase program                                        Management   Against    Against
3.     Miscellaneous                                                                Non-Voting
       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN CUT-OFF DATE. PLEASE    Non-Voting
       ALSO-NOTE THE NEW CUTOFF DATE IS 24 SEP 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOT-ES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGI-NAL INSTRUCTIONS. THANK YOU.


                                  Page 12 of 73                     24-Jul-2008

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KEPPEL LAND LTD

SECURITY        V87778102           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   11-Oct-2007
ISIN            SG1R31002210        AGENDA         701373932 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve the sale by Boulevard Development Pte Ltd [Boulevard], an indirect   Management   For        For
       wholly-owned subsidiary of the Company, of its one-third interest in the property known as 'One Raffles Quay' [the 'Property'] to be effected via the sale of Boulevard's entire holding of one-third of the issued shares
       [the 'Sale Shares'] in the capital of One Raffles Quay Pte Ltd [ORQPL], the owner and developer of the property, and an assignment of the shareholder's loans and accrued interest [if any] thereon [the
       'Shareholder's Loan'] extended by Boulevard to ORQPL, at the consideration for the sale shares and the consideration for the assignment of the shareholder's loan as respectively set out in, and upon the terms and subject to the conditions of, the Share Purchase Agreement [the 'Share
       Purchase Agreement'] dated 30 JUL 2007 made between i) Boulevard, as vendor, ii) Keppel Land Properties Pte Ltd [a wholly-owned subsidiary of the Company], as guarantor, and iii) RBC Dexia Trust Services Singapore
       Limited [in its capacity as trustee of K-REIT Asia], as purchaser, as specified; and in conjunction with the sale, the acquisition by the
       Company and/or such of its subsidiaries as it may designate [collectively, the 'Keppel Land Group'] pursuant to the placement [as specified] of such number of new units of K-REIT Asia to be offered and placed by K-REIT Asia to the Keppel Land Group under a proposed equity fund raising exercise by
       K-REIT Asia, with the intent that the Keppel Land Group shall immediately following K-REIT Asia's equity fund raising exercise, maintain its percentage unit holding in K-REIT Asia immediately post K-REIT Asia's equity fund raising exercise at the equivalent level held by it immediately prior to such exercise; and authorize the Directors of the
       Company to do and complete all such acts, deeds, documents and things as may be considered necessary or expedient for the purposes of giving effect
       [as the case requires] to either of the aforesaid transactions and/or this resolution


                                  Page 13 of 73                      24-Jul-2008

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WING TAI HOLDINGS LTD

SECURITY        V97973107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Oct-2007
ISIN            SG1K66001688            AGENDA         701386446 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the Audited accounts for the FYE 30 JUN 2007 and the       Management   For        For
       reports of the Directors and Auditors thereon
2.     Declare a First and Final Dividend of 3 cents per share, a Special           Management   For        For
       Dividend of 5 cents per share and a Special Rights Dividend of 25 cents per share, less 18% Singapore income tax for the FYE 30 JUN 2007
3.     Approve Directors' fees of SGD 321,258 for the FYE 30 JUN 2007               Management   For        For
4.     Re-elect Mr. Lee Kim Wah as a Director, who is retiring under Article 107    Management   For        For
       of the Company's Articles of Association
5.     Re-elect Mr. Loh Soo Eng as a Director, who is retiring under Article 107    Management   For        For
       of the Company's Articles of Association
6.     Re-elect Mr. Paul Tong Hon To as a Director, who is retiring under Article   Management   For        For
       117 of the Company's Articles of Association
7.     Re-appoint PricewaterhouseCoopers as the Auditors of the Company and         Management   For        For
       authorize the Directors to fix their remuneration
8.     Re-appoint Mr. Phua Bah Lee as a Director to hold office until the next      Management   For        For
       AGM pursuant to Section 153[6] of the Companies Act [Chapter 50]
9.     Re-appoint Mr. Lee Han Yang as a Director to hold office until the next      Management   For        For
       AGM pursuant to Section 153[6] of the Companies Act [Chapter 50]
10.    Authorize the Directors, pursuant to Section 161 of the Companies Act,       Management   For        For
       Chapter 50 and the Listing Rules of the Singapore Exchange Securities
       Trading Limited, to issue shares and convertible securities in the capital of the Company [shares] whether by way of rights, bonus or otherwise at any time to such persons and upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit, not exceeding 50% of the issued share capital of the Company, of which the aggregate number of shares and securities to be issued other than on a pro rota basis to the shareholders of the Company, not exceeding 20% of the
       Company's issued share capital, after adjusting for new shares arising from the conversion of convertible securities or share options on issue at the time this resolution is passed and any subsequent consolidation or subdivision of the Company's shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next
       AGM of the Company is required by law to be held]


                                  Page 14 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

11.    Authorize the Directors of the Company, pursuant to Section 161 of the       Management   Against    Against
       Companies Act, Chapter 50, to exercise full powers of the Company to issue and allot shares in the Company pursuant to the exercise of options granted in connection with or pursuant to the terms and conditions of the
       Wing Tai Holdings Limited [2001] Share Option Scheme approved by
       Shareholders of the Company in general meeting on 31 AUG 2001 and as may be amended from time to time [the 2001 Scheme] and, pursuant to the 2001
       Scheme, to make and grant offers, agreements and options which would or may require shares to be issued and allotted, whether during the continuance of this authority or thereafter, upon such terms and conditions as the Directors may in their absolute discretion deem fit
       Transact any other business                                                  Non-Voting


                                  Page 15 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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WING TAI HOLDINGS LTD

SECURITY        V97973107           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   30-Oct-2007
ISIN            SG1K66001688        AGENDA         701386523 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Authorize the Directors of the Company [Directors], for the purposes of      Management   For        For
       the Companies Act, Chapter 50 of Singapore [Companies Act], to purchase or otherwise acquire issued ordinary shares of the Company [Shares] not exceeding in aggregate the maximum limit [as specified], at such price(s)
       as may be determined by the Directors from time to time up to the maximum price [as specified], whether by way of: i) market purchase(s) [each a
       Market Purchase] on the Singapore Exchange Securities Trading Limited
       [SGX-ST]; and/or ii) off-market purchase(s) [each an Off-Market Purchase]
       in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the
       SGX-ST as may for the time being be applicable, generally and unconditionally [Share Purchase Mandate]; [Authority expires the earlier of the next AGM of the Company is held or is required by law to be held];
       authorize the Directors and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this resolution


                                  Page 16 of 73                      24-Jul-2008

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HANG LUNG PPTYS LTD

SECURITY        Y30166105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   05-Nov-2007
ISIN            HK0101000591            AGENDA         701384377 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and approve the financial statements and reports of the Directors    Management   For        For
       and the Auditors for the YE 30 JUN 2007
2.     Declare a final dividend recommended by the Directors                        Management   For        For
3.A    Re-elect Mr. Ronnie C. Chan as a Director                                    Management   For        For
3.B    Re-elect Mr. William P.Y. Ko as a Director                                   Management   For        For
3.C    Re-elect Mr. Terry S. Ng as a Director                                       Management   For        For
3.D    Authorize the Board of Directors to fix Directors' fees                      Management   For        For
4.     Re-appoint KPMG as the Auditors of the Company at a fee to be agreed with    Management   For        For
       the Directors
5.A    Authorize the Directors of the Company, during the relevant period [as       Management   For        For
       specified] to purchase its shares in the capital of the Company on The
       Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange recognized for this purpose by the Securities and Futures
       Commission and the Stock Exchange under the Hong Kong Code on Share
       Repurchases, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]
5.B    Authorize the Directors of the Company, pursuant to Section 57B of the       Management   Against    Against
       Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this Resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this
       Resolution, and the said approval shall be limited accordingly, otherwise than pursuant to i) a Rights Issue [as specified]; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company
5.C    Authorize the Directors of the Company to exercise the powers of the         Management   Against    Against
       Company referred to in Resolution 5.B, in respect of the share capital of the Company referred to in such Resolution
       Any other business                                                           Non-Voting


                                  Page 17 of 73                      24-Jul-2008

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MINERVA PLC

SECURITY        G6139T100               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   15-Nov-2007
ISIN            GB0005953681            AGENDA         701384810 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the report of the Directors, the annual accounts and the   Management   For        For
       Auditors' report thereon for the YE 30 JUN 2007
2.     Approve the remuneration report as specified in the annual report and        Management   For        For
       accounts
3.     Re-appoint Mr. John Matthews as a Director of the Company                    Management   For        For
4.     Re-appoint Mr. John McNeil as a Director of the Company                      Management   For        For
5.     Re-elect Mr. Salmaan Hasan as a Director of the Company                      Management   For        For
6.     Re-elect Mr. Clive Richards as a Director of the Company                     Management   For        For
7.     Re-elect Mr. Christopher Sheridan as a Director of the Company               Management   For        For
8.     Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company,        Management   For        For
       until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the Directors to determine their remuneration
9.     Authorize the Directors to allot relevant securities, pursuant to Section    Management   For        For
       80 of the Companies Act 1985 [the Act], up to an aggregate nominal amount of GBP 13,431,197; [Authority expires the earlier of the Company's next
       AGM or 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.10   Authorize the Directors, subject to the passing of Resolution 9 and          Management   For        For
       pursuant to Section 95 of the Act, to allot equity securities [Section 94 of the Act] pursuant to the authority conferred by Resolution 9 for cash, disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities:
       a) in connection with a rights issue in favor of ordinary shareholders; b)
       up to an aggregate nominal amount of GBP 2,014,679; [Authority expires the earlier of the next AGM of the Company or 15 months]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.11   Authorize the Company, for the purpose of Section 166 of the Act, to make    Management   For        For
       1 or more market purchases [Section 163(3) of the Act] of up to 24,160,038 ordinary shares of 25 pence each in the capital of the Company, at a minimum price of 25 pence per share [exclusive of expenses] and up to 105%
       of the average middle market quotations for such shares derived from the
       London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2008 or 15 months]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry


                                  Page 18 of 73                      24-Jul-2008

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KERRY PROPERTIES LTD

SECURITY        G52440107           MEETING TYPE   Special General Meeting
TICKER SYMBOL                       MEETING DATE   23-Nov-2007
ISIN            BMG524401079        AGENDA         701400169 - Management

                                                                                                            FOR/AGAINST
ITEM    PROPOSAL                                                                       TYPE        VOTE      MANAGEMENT
----    --------                                                                    ----------   --------   -----------
1.I     Re-elect Mr. Chan Wai Ming, William as a Director                           Management   For        For
1.II    Re-elect Mr. Ku Moon Lun as a Director                                      Management   For        For
1.III   Re-elect Mr. Qian Shaohua as a Director                                     Management   For        For
2.      Approve and ratify the Agreements [as specified] and the transactions       Management   For        For
        contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the Agreements and the transactions contemplated thereunder


                                  Page 19 of 73                      24-Jul-2008

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ICADE SA, 75019 PARIS

SECURITY        F4609H103               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   30-Nov-2007
ISIN            FR0010308841            AGENDA         701409888 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       "French Resident Shareowners must complete, sign and forward the Proxy       Non-Voting
       Card di-rectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The followi-ng applies to Non- Resident Shareowners: Proxy
       Cards: Voting instructions wil-l be forwarded to the Global Custodians that have become Registered Intermedia-ries, on the Vote Deadline Date. In capacity as Registered Intermediary, the G-lobal Custodian will sign the
       Proxy Card and forward to the local custodian. I-f you are unsure whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
O.1    Ratify the appointment Mr. Serge Grzybowski as a Director                    Management   For        For
E.2    Acknowledge the merger agreement of ICADE into ICADE EMGP agreed upon        Management   For        For
       pursuant to a merger agreement signed on 25 SEP 2007, providing for the contributions by the Company pursuant to a merger of all of its assets, with the corresponding taking-over of all its liabilities; approve all the provisions of this merger agreement; the net asset accounting is of EUR
       1,251,108,959.00; the shareholders' meeting, after having taken note of the contribution agreement between ICADE and ICADE EMGP, all the terms of the contribution agreement, the valuation of the contribution and the consideration for it; consequently, the shareholders' meeting decides to increase the share capital by the creation of 46,706,418 new full paid-up shares of a par value of EUR 1.52 each, to be distributed among the shareholders of the acquired Company, according to an exchange ratio of 1
       ICADE EMGP Share against 2 ICADE Shares; the ICADE Company holds 208,000 of its own shares in even will not be exchange for shares of the adsorbent
       Company and will be cancelled; the difference between the amount of the net assets contributed of EUR 1,251,108,959.00 and the nominal amount of the issuance of the new share of EUR 71,203,475.36, estimated at EUR
       1,179,905,483.64, will form the merger premium credited to the merger premium account
E.3    Approve, conditionally on the approval of the merger, that the capital       Management   For        For
       increase shall be definitively completed and that consequently the amalgamation-merger of ICADE shall be final and that the said Company shall be dissolved without liquidation at the closing of the present meeting
E.4    Approve, conditionally on the approval of the Resolutionsr 2 and 3, to       Management   For        For
       delegate all powers to Mr. Serge Grzyowski to take all necessary measures and accomplish all necessary formalities for the realization of the merger
E.5    Grant full powers to the bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meeting to carry out all filings, publications and other formalities prescribed by law


                                  Page 20 of 73                      24-Jul-2008

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IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   21-Dec-2007
ISIN            IT0003745889        AGENDA         701414776 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 22 DEC 2007 AT 09 AM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVIS-ED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS-CANCELLED. THANK YOU.
1.     Amend the Articles 1 and 4 of the Company                                    Management   For        For
2.     Amend the Articles 4 and 16.7 of the Company and any adjournment thereof     Management   For        For


                                  Page 21 of 73                      24-Jul-2008

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CHINA OVERSEAS LAND & INVESTMENT LTD

SECURITY        Y15004107           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   27-Dec-2007
ISIN            HK0688002218        AGENDA         701423105 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve and ratify the shareholders Agreement [as specified], and the        Management   For        For
       transactions contemplated thereunder and implementation thereof; and
       authorize any one Director of the Company and on behalf of the Company to execute all such documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the shareholders' Agreement and the transactions contemplated thereunder including the affixing of
       Common Seal thereon


                                  Page 22 of 73                      24-Jul-2008

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IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   07-Jan-2008
ISIN            IT0003745889            AGENDA         701428725 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 08 JAN 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VA-LID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YO-UR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
       MEETING IS CANCELLED.-THANK YOU.
1.     Approve the authorization of Buy Back; any adjournment thereof               Management   For        For


                                  Page 23 of 73                      24-Jul-2008

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KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   21-Feb-2008
ISIN            BMG524401079            AGENDA         701453398 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve and ratify the Framework Reorganization Agreement as amended by      Management   For        For
       the Amendment Agreement [as specified] and the transaction contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the
       Framework Reorganization Agreement as amended by the Amendment Agreement and the transactions contemplated thereunder


                                  Page 24 of 73                      24-Jul-2008

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ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   22-Feb-2008
ISIN            LU0122624777            AGENDA         701463628 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO      Non-Voting
       ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY
       CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK YOU
       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 444107 DUE TO CHANGE     Non-Voting
       IN VO-TING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.
1.     Modification of the program of buy back of shares by OGM of the Company      Non-Voting
       held o-n 05 OCT 2007: minimal and maximal amount of buy back of shares is
       25 25 EUR a-nd 200 EUR per one share; amount of callable shares is 10%
       from current share-capital as at the date of AGM; program of buy back of shares will last 18 months from the date of AGM
2.     Miscellaneous                                                                Non-Voting


                                  Page 25 of 73                      24-Jul-2008

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KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS

SECURITY        F5396X102               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   04-Apr-2008
ISIN            FR0000121964            AGENDA         701472716 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                           Non-Voting
       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD THE PROXY CARD   Non-Voting
       DIR-ECTLY TO THE SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE-TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS AND
       DIRECTIONS. THE FOLLOWING-APPLIES TO NON-RESIDENT SHAREOWNERS: PROXY
       CARDS: VOTING INSTRUCTIONS WILL B-E FORWARDED TO THE GLOBAL CUSTODIANS
       THAT HAVE BECOME REGISTERED INTERMEDIARIE-S, ON THE VOTE DEADLINE DATE. IN
       CAPACITY AS REGISTERED INTERMEDIARY, THE GLOB-AL CUSTODIAN WILL SIGN THE
       PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN. IF Y-OU ARE UNSURE WHETHER
       YOUR GLOBAL CUSTODIAN ACTS AS REGISTERED INTERMEDIARY, P-LEASE CONTACT
       YOUR REPRESENTATIVE
O.1    Receive the reports of the Executive Committee, and the Auditors, approve    Management   For        For
       the Company's financial statements for the YE in 2007, as presented, the annual accounts of this FYE in a profit of EUR 300,872,009.21
O.2    Receive the reports of the Executive Committee, and the Auditors and         Management   For        For
       approve the consolidated financial statements for the said financial year, in the form presented to the meeting, the accounts of this FYE in a profit of EUR 230,952,000.00
O.3    Receive the special report of the Auditors on agreements governed by         Management   For        For
       Article L.225-86 of the French Commercial Code, and approve the agreements entered into or which remained in force during the FY
O.4    Approve the appropriation of the profits as follows: profits for the         Management   For        For
       FY: EUR 300,872,009.21; legal reserve: EUR 923,284.58; balance available for distribution of EUR 299,948,724.63; retained earnings of EUR
       302,963,527.23, distributable incomes: EUR 602,912,251.86; dividends: EUR
       173,115,858.75; the retained earnings EUR 429,796,393.11 in the event that the Company holds some of its own shares shall be allocated to the retained earnings account; as required By Law, it is reminded that, for the last 3 financial years, the dividends paid, were as specified; EUR
       0.77 for FY 2004, EUR 0.90 for FY 2005, EUR 1.07 for FY 2006
O.5    Approve that the dividend payment will be carried out in cash or in shares   Management   For        For
       as per the following conditions: reinvestment period will be effective from 14 APR 2008 to 25 APR 2008; the new shares will be created with dividend rights as on 01 JAN 2008; and at the close of the subscription period, the shareholders will receive the dividend payment in cash, on 07
       MAY 2008; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities
O.6    Approve to renew the appointment of Mr. M. Alain Papiasse as the Member of   Management   For        For
       the Supervisory Board for a 3-year period
O.7    Approve to renew the appointment of Mr. M. Jerome Bedier as the Member of    Management   For        For
       the Supervisory Board for a 3-year period
O.8    Approve to renew the appointment of Mr. M. Francois Demon as the Member of   Management   For        For
       the Supervisory Board for a 3-year period


                                 Page 26 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

O.9    Approve to award the total annual fees of EUR 270,000.00 to the              Management   For        For
       Supervisory Board
O.10   Authorize the Executive Committee to trade in the Company's shares on the    Management   For        For
       stock market, subject to the conditions: maximum purchase price: EUR
       60.00, maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 830,956,080.00;
       [Authority expires on 18-month period]; it supersedes, for the fraction unused, the authorization granted by the shareholders meeting of 05 APR
       2007 in its Resolution No. 9; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities
E.11   Grants all powers to the Executive Committee to reduce the share capital,    Management   For        For
       on 1 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with Stock Repurchase
       Plans, up to a maximum of 10% of the share capital over a 24-month period;
       [Authority expires on 26-month period]; this delegation of powers supersedes, for the fraction unused, any and all earlier delegations to the same effect; the shareholders' meeting delegates all powers to the
       Executive Committee to take all necessary measures and accomplish all necessary formalities
E.12   Amend the Articles of Association of the Company in accordance with the      Management   For        For
       legislation and the regulations in force, in particular with the modifications introduced by the Decree N 2006-1566 of 11 DEC 2006, modifying the Decree N 67-236 of 23 MAR 1967 on trading Companies; to amend the Article26 of the Articles of Association of the Company
E.13   Grant full powers to the Bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meeting to carry out all filings, publications and other formalities prescribed by-Law


                                 Page 27 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ICADE SA, PARIS

SECURITY        F30198109               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   16-Apr-2008
ISIN            FR0000035081            AGENDA         701485268 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       French Resident Shareowners must complete, sign and forward the Proxy Card   Non-Voting
       dir-ectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered Intermediar-ies, on the Vote Deadline Date. In
       capacity as Registered Intermediary, the Gl-obal Custodian will sign the
       Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
O.1.   Receive the reports of the Board of Directors and the Auditors; approve      Management   For        For
       the Company's financial statements for the YE in 31 DEC 2007 as presented and showing income of EUR 72,714,083.85; and there were no expenses and charges that were not tax deductible
O.2.   Receive the special report of the Auditors on agreements governed by         Management   For        For
       Articles L.225.38 and sequence of the French Commercial Code, the said report and the agreements referred to therein
O.3.   Approve the separation pay granted to Sergegrzybowski, the Chairman          Management   For        For
       and the Managing Director, by the Board of 13 FEB 2008, in the event of a cancellation and if the terms linked to the performances of the beneficiary are carried out; this separation pay is also due if the
       Chairman and the Managing Director's term of office is sending consecutively to its term of office as Director
O.4    Grant permanent discharge to the Chairman and the Managing Director          Management   For        For
       and to the Directors for the performance of their duties during the said
       FY
O.5.   Approve the appropriate the income for the FY as follows; income for FY:     Management   For        For
       EUR 72,714,083.85, allocation to the legal reserve: a negative result of
       EUR 3,635,704.19, retained earnings: EUR 8,591,028.10 i.e. a distributable income of EUR 77,669,407.76 withdrawal from the other reserves EUR
       51,935,750.92 withdrawal from the merger premium: EUR 30,274,626.32;
       dividends: EUR 159,879,785.00; receive a dividend of EUR 3.25 per share, and will entitle for natural persons to the 40% allowance provided by the
       French Tax Code, this dividend will be paid on 30 APR 2008; in the event that the Company holds some of its own shares on the day the dividends are paid, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account as required By law
o.6    Receive the reports of the Board of Directors and the Auditors, and          Management   For        For
       approve the consolidate financial statements for the said FY, in the form presented to the meeting and showing net profit group share of EUR:
       36,900,000.00
o.7    Appoint the Mr. Christian Bouvier as a Director for a 4 year period          Management   For        For
o.8    Appoint Mr. Thierry Gaubert as a Director for a 4 year period                Management   For        For
o.9    Appoint Mr. Dominique Marcel as a Director for a 4 year period               Management   For        For
o.10   Approve to award total annual fees of EUR 300,000.00 to the Board of         Management   For        For
       Directors


                                 Page 28 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

E.11   Approve the minutes of the special shareholders' meeting of the              Management   For        For
       redeemable bondholders in Icade shares [bereunder the ORA 02 10 92], resolves, consequently to the realization of the merger of Icade
       Foncieredes Pimonts by Icade [Ex Icade EMGP] on 30 NOV 2007, to replace the term Fonciere Des Pimonts by the term issuer in the issuance contract of the ORA 02 10 92
E.12   Approve the consequently to the completion of the merger of Icade            Management   For        For
       Fonciere Des Pimonts by Icade [Ex Icade EMGP]; and to decides to replace the term Icade Fonciere Despimonts by the term issuer in the issuance contract of the ORA 02 10 92
E.13   Amend the Article 'early refund of the holders of bonds' of the issuance     Management   For        For
       contract of the ORA 02 10 92
E.14   Approve to replace the Article 'salary' of the issuance contract of the      Management   For        For
       ORA 02 10 92 by a new one
E.15   Approve the consider the minutes of the special shareholders meeting of      Management   For        For
       the redeemable bondholders in Icade shares [hereunder the ORA 01 20 92], resolves, consequently to the realization of the merger of Icade Fonciere
       Des Pimonts by Icade on 30 NOV 2007, to replace the term Fonciere Des
       Pimonts by the term issuer in the issuance contract of the ORA 01 20 92
e.16   Amend the Article 'Entitlement of the shares of the issuer [Fonciere Des     Management   For        For
       Pimonts]' of the issuance contract of the ORA 01 20 92
E.17   Amend the Article 'early refund of the holders of bonds' of the issuance     Management   For        For
       contract of the ORA 01 20 92
E.18   Approve to replace the Article 'salary' of the issuance contract of the      Management   For        For
       ORA 01 20 92 by a new one
E.19   Grant full powers to the Bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meting to cary out all filings, publications and other formalities prescribed By-Law


                                 Page 29 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   22-Apr-2008
ISIN            BMG524401079            AGENDA         701517724 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve and ratify the Agreements [as specified] and the transactions        Management   For        For
       contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the
       Agreements and the transactions contemplated thereunder


                                 Page 30 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2008
ISIN            IT0003745889            AGENDA         701502367 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
       MEETING IS CANCELLED-. THANK YOU.
1.     Approve the financial statement at 31 DEC 2007, the Board of Directors,      Management   For        For
       the Auditors and audit firm report, adjournment thereof, consolidated financial statement at 31 DEC 2007
2.     General business                                                             Non-Voting


                                 Page 31 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CITY DEVELOPMENTS LTD, SINGAPORE

SECURITY        V23130111               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   24-Apr-2008
ISIN            SG1R89002252            AGENDA         701506353 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the audited financial statements and the reports of the Directors    Management   For        For
       and Auditors for the YE 31 DEC 2007
2.     Approve to declare a final tax-exempt [1-tier] ordinary dividend of 7.5      Management   For        For
       cents per ordinary share and a special final tax-exempt [1-tier] ordinary dividend of 12.5 cents per ordinary share for the YE 31 DEC 2007 as recommended by the Directors
3.A    Approve the Directors' Fees of SGD 308,000.00 for the YE 31 DEC 2007 [year   Management   For        For
       2006 : SGD 291,124.00] and Audit Committee Fees of SGD 47,500.00 per
       quarter for the period from 1 JUL 2008 to 30 JUN 2009 [period 1 JUL 2007 to 30 JUN 2008: SGD 47,500.00], with payment of the Audit Committee fees to be made in arrears at the end of each calendar quarter
3.B    Approve the additional Directors' fees of SGD 50,000.00 for each Director    Management   For        For
       for the YE 31 DEC2007
4.A    Re-elect Mr. Chow Chiok Hock as a Director, who retires in accordance with   Management   For        For
       the Articles of Association of the Company
4.B    Re-elect Mr. Han Vo-Ta as a Director, who retires in accordance with the     Management   For        For
       Articles of Association of the Company
5.A    Re-appoint Mr. Chee Keng Soon as a Director, pursuant to Section 153(6) of   Management   For        For
       the Companies Act, Chapter 50 of Singapore [the Companies Act], to hold office from the date of this AGM until the next AGM
5.B    Re-appoint Mr. Tang See Chim as a Director, pursuant to Section 153(6) of    Management   For        For
       the Companies Act, Chapter 50 of Singapore [the Companies Act], to hold office from the date of this AGM until the next AGM
6.     Re-appoint Messrs. KPMG as the Auditors and authorize the Directors to fix   Management   For        For
       their remuneration
7.     Authorize the Directors to issue ordinary shares in the capital of the       Management   For        For
       Company whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, 'Instruments'] that might or would require ordinary shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into ordinary shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion, deem fit; and
       [notwithstanding the authority conferred by this ordinary resolution may have ceased to be in force] issue ordinary shares in pursuance of any
       Instrument made or granted by the Directors while this ordinary resolution was in force; provided that: 1) the aggregate number of ordinary shares to be issued pursuant to this ordinary resolution [including ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution but excluding ordinary shares which may be issued pursuant to any adjustments effected under any relevant instrument], does not exceed 50% of the issued ordinary shares in the capital of the Company
       [as calculated in accordance with this resolution], of which the aggregate number of ordinary shares to be issued other than on a pro-rata basis to shareholders of the Company [including ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution


                                  Page 32 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

       but excluding ordinary shares which may be issued pursuant to any adjustments effected under any relevant instrument] does not exceed 20% of the issued ordinary shares in the capital of the Company [as calculated in accordance with this resolution]; 2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of determining the aggregate number of ordinary shares that may be issued under this resolution, the percentage of issued ordinary shares shall be based on the issued ordinary shares in the capital of the Company at the time this resolution is passed, after adjusting for: i) new ordinary shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding and subsisting at the time this resolution is passed; and ii) any subsequent consolidation or subdivision of ordinary shares; 3) in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the
       Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; [Authority expires the earlier at the conclusion of the next AGM of the Company or the date by which the next
       AGM of the Company is required by law to be held]
8.     Authorize the Directors of the Company, for the purposes of Sections 76C     Management   For        For
       and 76E of the Companies Act, to purchase or otherwise acquire issued ordinary shares and/or non-redeemable convertible non-cumulative preference shares [Preference Shares] not exceeding in aggregate the prescribed limit [as hereinafter defined], at such price or prices as may be determined by the Directors of the Company from time to time up to the maximum price [as hereinafter defined], whether by way of: i) market purchases [each a Market Purchase] on the SGX-ST; and/or ii) off-market purchases [each an Off-Market Purchase] effected otherwise than on the
       SGX-ST in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the Company as they may, in their absolute discretion, deem fit, which schemes shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time being be applicable; [Authority expires the earlier at the date on which the next AGM of the Company is held or the date by which the next
       AGM of the Company is required by law to be held]; and authorize the
       Directors to complete and do all such acts and things [including executing such documents as may be required] as they may consider expedient or necessary to give effect to the transactions contemplated by this resolution
9.     Authorize the Directors to offer and grant options in accordance with the    Management   For        For
       provisions of the City Developments Share Option Scheme 2001 [the Scheme]
       and to allot and issue from time to time such number of ordinary shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options granted under the scheme provided that the aggregate number of new ordinary shares to be issued pursuant to the scheme not exceeding 8% of the total number of issued ordinary shares in the capital of the Company from time to time
10.    Authorize the Company, its subsidiaries and its associated companies that    Management   For        For
       are not listed on the SGX-ST, or an approved exchange, over which the
       Company, its subsidiaries and/or its interested person(s), have control, or any of them, for the purpose of Chapter 9 of the Listing Manual of the
       SGX-ST, to enter into any of the transactions falling within the category of interested person transactions, particulars of which are as specified, with any party who is of the class or classes of interested persons specified, provided that such transactions are entered into in


                                  Page 33 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

       accordance with the review procedures for interested person transactions as specified; [Authority expires at the conclusion of the next AGM of the
       Company]; and authorize the Directors of the Company and each of them to complete and do all such acts and things [including executing all such documents as may be required] as they or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT
       Mandate and/or this resolution
       Transact any other business                                                  Non-Voting


                                  Page 34 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   24-Apr-2008
ISIN            LU0122624777            AGENDA         701531522 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the reports of the Board of Directors and of the statutory           Management   For        For
       Auditors [Reviseurs d' Entreprises]
2.     Approve the consolidated accounts and annual accounts ending on 31 DEC       Management   For        For
       2007
3.     Approve the allocation of the results                                        Management   For        For
4.     Approve the dividend for the annual accounts ending on 31 DEC2007;           Management   For        For
       proposition to allow a gross dividend of EUR 1.40- [ISIN LU0122624777] as for the FY 2007 payable as per Shareholders choice either in cash or in
       Orco Property Group shares, which price will be equal to 90 % of the average closing rate of the last twenty trading sessions before the day of the decision of allocation; 23 APR 2008, reduced by the gross amount of the dividend, that is EUR 1.40; the coupons clipping date will be set on
       25 APR 2008
5.     Grant discharge to the members of the Board of Directors and to the          Management   For        For
       statutory Auditors for the YE on 31 DEC 2007
6.     Approve to renew the mandates                                                Management   For        For
7.     Miscellaneous                                                                Management   For        Against


                                  Page 35 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CENTRAL PATTANA PUBLIC CO LTD

SECURITY        Y1242U219               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   25-Apr-2008
ISIN            TH0481A10Z19            AGENDA         701466814 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT BOTH PARTIAL AND SPLIT VOTING ARE ALLOWED IN THIS           Non-Voting
       MEETING. TH-ANK YOU.
1.     Approve to certify the minutes of the AGM No.1/2007                          Management   For        For
2.     Acknowledge the Company's operating performance for the year 2007            Management   For        For
3.     Approve the audited financial statements for the YE 31 DEC 2007              Management   For        For
4.     Approve the dividend payment of THB 0.33 per share for the year 2007         Management   For        For
       business performance
5.1    Elect Mr. Vanchia Chirathivat as a Director                                  Management   For        For
5.2    Elect Mr. Suthichai Chirathivat as a Director                                Management   For        For
5.3    Elect Mr. Paitoon Taveebhol as a Director                                    Management   For        For
5.4    Elect Mr. Chackchai Panichapat as a Director                                 Management   For        For
5.5    Elect Ms. Sunandha Tulayadhan as a Director                                  Management   For        For
6.     Approve the Directors' remuneration for the year 2008                        Management   For        For
7.     Approve KPMG Phoomchai as the Auditors and authorize the Board to fix        Management   For        For
       their remuneration
8.     Other agendas [if any]                                                       Management   For        Against


                                  Page 36 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
RENTA CORPORACION REAL ESTATE, SA, BARCELONA

SECURITY        E84737100               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   25-Apr-2008
ISIN            ES0173365018            AGENDA         701490752 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE     MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 28 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.     Approve the annual accounts for the period ending 31 DEC 2007                Management   For        For
2.     Approve the Management report and Social Management for the period ending    Management   For        For
       31 DEC 2007
3.     Approve the proposal of application of the results for the period            Management   For        For
4.     Approve the Incentives Plan, and share options directed at Advisors,         Management   Against    Against
       Directors and Employees in conformity with Article 130 of the Company Law
5.     Appoint Mr. D. Ramchand Wadhumal Bhavnani as an Additional Board Member      Management   Against    Against
6.     Approve the maximum annual amount for the Board Members to receive in        Management   For        For
       accordance with Article 46 of the Company's Bylaws
7.     Approve the reinstatement of the accounts of the Auditors of the Company     Management   For        For
       and the Group
8.     Grant authority the acquisition own shares, overriding the decision made     Management   For        For
       29 MAR 2007
9.     Authorize the Board to increase social capital by half within 5 years,       Management    For       For
       with the power to exclude preferential subscription rights; in accordance with Article153.1B of the Company Law, modifying Article 5 of the
       Company's Bylaws and overuling the authorization granted 29 MAR 2007
10.    Authorize the Board to issue all types of fixed income security with or      Management   Against    Against
       without prefential subscription rights
11.    Authorize the Board to apply for admission or exclusion from secondary       Management   For        For
       markets concerning shares, obligation or other values issued, and adopt the agreements to continue their quotation


                                  Page 37 of 73                      24-Jul-2008

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--------------------------------------------------------------------------------
KEPPEL LAND LTD

SECURITY        V87778102               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   25-Apr-2008
ISIN            SG1R31002210            AGENDA         701511140 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the Directors' report and accounts for the YE 31 DEC 2007            Management   For        For
2.     Declare the final dividend and special dividend as recommended by the        Management   For        For
       Directors for the YE 31 DEC 2007
3.     Re-elect Mr. Lim Chee Onn as a Director who retires in accordance with       Management   For        For
       the Articles of Association of the Company
4.     Re-elect Mr. Lim Ho Kee as a Director who retires in accordance with the     Management   For        For
       Articles of Association of the Company
5.     Re-elect Professor Tsui Kai Chong as a Director who retires in accordance    Management   For        For
       with the Articles of Association of the Company
6.     Re-elect Mr. Tan Yam Pin as a Director who retires in accordance with the    Management   For        For
       Articles of Association of the Company
7.     Re-elect Mr. Heng Chiang Meng as a Director who retires in accordance        Management   For        For
       with the Articles of Association of the Company
8.     Approve the Directors' fees of SGD 679,000 for the YE 31 DEC 2007            Management   For        For
9.     Re-appoint Messrs. Ernst & Young as the Auditors, and authorize the          Management   For        For
       Directors to fix their remuneration
10.    Authorize the Directors of the Company, pursuant to Section 161 of the       Management   For        For
       Companies Act, Chapter 50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association: a) i) issue shares in the capital of the Company [Shares] whether by way of right, bonus or otherwise, and including any capitalization pursuant to Article 136 of the Company's Articles of Association of any sum for the time being standing to the credit of any of the Company's reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution; and/or ii) make or grant offers, agreements or options that might or would require Shares to be issued [including but not limited to the creation and issue of [as well as adjustments to]
       warrants, debentures or other instruments convertible into Shares]
       [collectively Instruments], at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) [notwithstanding that the authority so conferred by this Resolution may have ceased to be in force]
       issue shares in pursuance of any Instrument made or granted by the
       Directors while the authority was in force, provided that: i) the aggregate number of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance of Instruments made or granted pursuant thereto and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued shares in the capital of the Company [as calculated in accordance with sub-point (ii) below], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution and any adjustments effected under any relevant Instrument] does not exceed 20% of the issued shares in the capital of the Company [as calculated in accordance with sub-paragraph (ii) below]; ii) for the purpose of determining the aggregate number of shares that may be issued under subpoint (i) above, the percentage of issued


                                  Page 38 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

       shares shall be calculated based on the number of issued shares in the capital of the Company as at the date of the passing of this resolution after adjusting for: aa) new shares arising from the conversion or exercise of convertible securities; bb) new shares arising from exercising share options or vesting of share awards outstanding or subsisting as at the date of the passing of this resolution approving the mandate, provided the options or awards were granted in compliance with the rules and regulations of the Singapore Exchange Securities Trading
       Limited [the SGX-ST]; and cc) any subsequent consolidation or sub-division of shares; c) in exercising the power to make or grant
       Instruments [including the making of any adjustments under the relevant
       Instrument], the Company shall comply with the provisions of the Listing
       Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the
       time being of the Company; and [Authority expires earlier at the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by law to be held]
11.    Authorize the Directors of the Company, for the purposes of the Companies    Management   For        For
       Act, to purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company not exceeding in aggregate the Maximum
       Limit [as specified; 'Maximum Limit' means that number of issued Shares representing 10% of the total number of shares of the Company as at the date of the last AGM of the Company or at the date of the passing of this ordinary resolution, whichever is higher], at such price(s) as may be determined by the Directors of the Company from time to time up to the
       Maximum Price [as specified; in relation to a share to be purchased or acquired, means the purchase price [excluding brokerage, stamp duties, commission, applicable goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a Market Purchase, 105% of the
       Average Closing Price; and b) in the case of an off-market purchase pursuant to an equal access scheme, 120% of the Average Closing Price], whether by way of: a) market purchase(s) [each a Market Purchase] on the
       SGX-ST; and/or b) off-market purchase(s) [each an Off-Market Purchase] in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act; and otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and Listing Rules of the
       SGX-ST as may for the time being be applicable, [Authority expires earlier of the date on which the next AGM of the Company is held or required by law to be held; or the date on which the purchases or acquisitions of shares by the Company pursuant to the Share Purchase
       Mandate are carried out to the full extent mandated]; [Authority expires earlier at the last AGM of the Company was held and expiring on the date the next AGM of the Company is held or is required Bylaw to be held] and;
       authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this ordinary resolution
12.    Approve, for the purposes of Chapter 9 of the Listing Manual of the          Management   For        For
       SGX-ST, for the Company, its subsidiaries and target associated companies or any of them to enter into any of the transactions falling within the types of Interested Person Transactions, particulars of which are as specified, provided that such transactions are made on normal commercial terms and will not be prejudicial to the interests of the Company and its minority


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       shareholders and in accordance with the review procedures as specified
       [the IPT Mandate]; [Authority expires at the date that the next AGM of the Company is held or is required by law to be held]; authorize the
       Audit Committee of the Company to take such action as it deems proper in respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration any amendment to Chapter 9 of the Listing Manual which may be prescribed by the SGX-ST from time to time; and authorize the Directors of the Company to complete and do all such acts and things [including executing all such documents as may be required] as they may consider expedient or necessary or in the interest of the Company to give effect to this resolution
       Transact other business                                                      Non-Voting


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--------------------------------------------------------------------------------
LIFESTYLE INTERNATIONAL HOLDINGS LTD

SECURITY        G54856128               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   28-Apr-2008
ISIN            KYG548561284            AGENDA         701510794 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the audited consolidated financial statements of the Company and     Management   For        For
       the Reports of the Directors and the Auditors for the YE 31 DEC 2007
2.     Approve the final dividend for the YE 31 DEC 2007                            Management   For        For
3.1    Re-elect Dato Dr. Cheng Yu-tung as a Non-executive Director                  Management   For        For
3.2    Re-elect Mr. Lau Luen-hung, Thomas as an Executive Director                  Management   For        For
3.3    Re-elect Mr. Cheung Yuet-man, Raymond as an Independent Non-executive        Management   For        For
       Director
3.4    Re-elect Mr. Hon. Shek Lai-him, Abraham as an Independent Non-executive      Management   For        For
       Director
3.5    Authorize the Board of Directors to fix the Directors remuneration           Management   For        For
4.     Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize    Management   For        For
       the Board of Directors to fix their remuneration
5.A    Authorize the Directors of the Company to repurchase issued shares of the    Management   For        For
       Company of HKD 0.005 each on The Stock Exchange of Hong Kong Limited [the
       Stock Exchange ] or on any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures
       Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and requirements of the Rules
       Governing the Listing of Securities on the Stock Exchange as amended from time to time [the Listing Rules] during the relevant period; the aggregate nominal amount of the shares of the Company to be repurchased by the Directors of the Company pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion of the next AGM of the
       Company or the expiration of the period within which the next AGM of the
       Company is required by any applicable laws or the Articles of the Company to be held]
5.B    Authorize the Directors of the Company to allot, issue and otherwise deal    Management   Against    Agains
       with additional ordinary shares of the Company and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers, subject to and in accordance with all applicable laws; during the relevant period, shall note exceed
       20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i) a Rights Issue; or ii) the exercise of any options granted under the share option scheme or similar arrangement for the time being adopted or to be adopted for the grant or issue of options to subscribe for, or rights to acquire shares of the Company approved by the Stock Exchange; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of the
       Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable laws or the Articles of the
       Company to be held]


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5.C    Approve, conditional upon the passing of 5A and 5B, to extend the general    Management   Against    Against
       mandate granted to the Directors of the Company pursuant to 5B by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company as stated in 5A above provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution


                                  Page 42 of 73                      24-Jul-2008

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--------------------------------------------------------------------------------
AEDES SPA STA LIGURE LOMBARDA PER IMPRESE & COSTRU

SECURITY        T89843105               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   28-Apr-2008
ISIN            IT0000074028            AGENDA         701511239 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 30 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE
       ALSO ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
       THE MEETING IS CANCELLED-. THANK YOU.
1.     Receive the financial statement at 31 DEC 2007, Board of Directors and       Management   For        For
       the Auditors report, adjournment thereof
2.     Appoint the Board of Directors Members                                       Management   For        For
3.     Authorize to buy and sell own shares                                         Management   For        For


                                  Page 43 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
UNIBAIL-RODAMCO, PARIS

SECURITY        F95094110               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   29-Apr-2008
ISIN            FR0000124711            AGENDA         701500589 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       French Resident Shareowners must complete, sign and forward the Proxy Card   Non-Voting
       dir-ectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The following-applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions wil-l be forwarded to the Global Custodians that have become Registered Intermedia-ries, on the Vote Deadline Date. In capacity as Registered Intermediary, the G-lobal Custodian will sign the
       Proxy Card and forward to the local custodian. I-f you are unsure whether your Global Custodian acts as Registered Intermediary-, please contact your representative
       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                                     Non-Voting
O.1    Approve the financial statements and statutory reports                       Management   For        For
O.2    Approve the consolidated financial statements and statutory reports          Management   For        For
O.3    Approve the allocation of the income and dividends of EUR 7 per share        Management   For        For
O.4    Approve the Special Auditors' report regarding related-party transactions    Management   For        For
O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory Board Member                    Management   For        For
O.6    Re-elect Mr. Henri Moulard as a Supervisory Board Member                     Management   For        For
O.7    Re-elect Mr. Bart Okkens as a Supervisory Board Member                       Management   For        For
O.8    Re-elect Mr. Robert ter Haar as a Supervisory Board Member                   Management   For        For
O.9    Elect Mr. Alec Pelmore as a Supervisory Board Member                         Management   For        For
O.10   Elect Mr. Mary Harris as a Supervisory Board Member                          Management   For        For
O.11   Ratify the change of the registered Office's Location to 7, place Du         Management   For        For
       Chancelier Adenauer, 75016 Paris
O.12   Grant authority to repurchase of up to 10% of issued share capital           Management   For        For
E.13   Approve the reduction in the share capital via cancellation of repurchased   Management   For        For
       shares
E.14   Approve the Employee Stock Purchase Plan                                     Management   For        For
E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of Bylaws regarding               Management   For        For
       shareholding disclosure thresholds, shareholder's identification,
       Supervisory Board Members, allocation of income
E.16   Grant authority to filing of the required documents/other formalities        Management   For        For


                                 Page 44 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CAPITALAND LTD

SECURITY        Y10923103           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   29-Apr-2008
ISIN            SG1J27887962        AGENDA         701505882 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Authorize the Directors of the Company, for the purposes of Sections 76C     Management   For        For
       and 76E of the Companies Act, Chapter 50 [the Companies Act], to purchase or otherwise acquire ordinary shares in the capital of the Company
       [Shares] not exceeding in aggregate the Maximum Limit [as specified], at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as specified], whether by way of; (i) market purchase(s) on the Singapore Exchange Securities Trading Limited [SGX-ST]
       and/or any other stock exchange on which the Shares may for the time being be listed and quoted [Other Exchange]; and/or (ii) off-market purchase(s)
       [if effected otherwise than on the SGX-ST or, as the case may be, Other
       Exchange] in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other laws and regulations and rules of the SGXST or, as the case may be, Other Exchange as may for the time being be applicable, and approve the generally and unconditionally
       [the Share Purchase Mandate];[Authority expires the earlier at the conclusion of the next AGM of the Company is held or the date by which the next AGM of the Company is required by Law to be held]; in this
       Resolution: Average Closing Price means the average of the last dealt prices of a Share for the 5 consecutive Market Days on which the Shares are transacted on the SGX-ST or, as the case may be, Other Exchange immediately preceding the date of market purchase by the Company or, as the case may be, the date of the making of the offer pursuant to the off-market purchase, and deemed to be adjusted in accordance with the listing rules of the SGX-ST for any corporate action which occurs after the relevant 5-day period; date of the making of the offer& means the date on which the Company makes an offer for the purchase or acquisition of
       Shares from shareholders, stating therein the purchase price (which shall not be more than the Maximum Price) for each Share and the relevant terms of the equal access scheme for effecting the off-market purchase; Market
       Day means a day on which the SGX-ST is open for trading in securities;
       Maximum Limit& means that number of Shares representing 10% of the issued
       Shares as at the date of the passing of this Resolution [excluding any
       Shares which are held as treasury shares]; and; Maximum Price in relation to a Share to be purchased or acquired, means the purchase price
       [excluding brokerage, commission, applicable goods and services tax and other related expenses] which shall not exceed: (i) in the case of a market purchase of a Share, 105% of the Average Closing Price of the
       Shares; and (ii) in the case of an off-market purchase of a Share pursuant to an equal access scheme, 110% of the Average Closing Price of the
       Shares; and authorize the Directors of the Company and/or to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this
       Resolution


                                 Page 45 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

S.2    Amend the Article 91 of the Articles of Association of the Company, as       Management   For        For
       specifed


                                 Page 46 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
RISANAMENTO SPA, NAPOLI

SECURITY        T7923G102               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   29-Apr-2008
ISIN            IT0001402269            AGENDA         701544276 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 06 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
       MEETING IS CANCELLED-. THANK YOU.
1.     Approve the financial statement as at 31 DEC 2007, reports of the            Management   For        For
       Directors about management, report of the Board of Auditors, and of the
       Auditing Company; consequent and inherent deliberations
2.     Approve the Auditing task for the auditing Company Pricewaterhousecoopers    Management   For        For
       SPA for financial statements and consolidated balance sheet, limited auditing for the 6 months consolidated report and for the accounting auditing for the 9 year period 2008-2016
3.     Approve the integration of the Board of Directors by redefinition of the     Management   For        For
       Directors numbers


                                 Page 47 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
NEXITY, PARIS

SECURITY        F6527B126               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   30-Apr-2008
ISIN            FR0010112524            AGENDA         701505945 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       French Resident Shareowners must complete, sign and forward the Proxy Card   Non-Voting
       dir-ectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered Intermediar-ies, on the Vote Deadline Date. In
       capacity as Registered Intermediary, the Gl-obal Custodian will sign the
       Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
O.1    Approve the reports of the Board of Directors and the Auditors of the        Management   For        For
       Company's financial statement for the YE 2007 as presented, creating a profit of EUR 93,507,842.71 the shareholders meeting and the expenses and the charges that they were not tax deductible of EUR 52,277.90 accordingly the shareholders meeting gives permanent discharge to the Directors for the performance of their duties during the said FY
O.2    Approve the shareholders meeting and recommendation of the Board of          Management   For        For
       Directors and resolves that the income for the FY be appropriated as follows: earning for the FY: EUR 93,507,842.71; legal reserve: EUR
       4,675,392.14; distributable income: EUR 240,008,151.28 prior retained earnings :EUR 151,175,700.71; dividends: EUR 105,124,426.00; retained earnings: EUR 134,83,725.28 in the event of the Company holds some of its own shares on such date, the amount on the unpaid dividend on such shares shall be allocated to the retained earnings account and the shareholders will receive a net dividend of EUR 2.00 per share, and will entitle to the
       40% deduction provided by the French tax code, this dividend will be paid only on 09 MAY 2008 as required by Law, it is reminded that for the last 3
       FY the dividend paid where as follows EUR 1.00 for FY 2004 EUR 1.60 for FY
       2005 EUR 1.90 for FY 2006
O.3    Approve the share holders meeting having heard the report of the Board of    Management   For        For
       Directors and the Auditors, and the consolidated financial statements for the said FY in the form presented to the meeting
O.4    Receive the special report of the Auditors on agreement governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and approve the agreements entered into or which remained in force during the FY with the exception of the conventions concluded with the CNCE or its subsidiaries and participations
O.5    Receive the special report of the Auditors on agreement governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and approve the agreements which the CNCE
O.6    Receive the special report of the Auditors on agreement Governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and approve the agreements entered into or which remained in force during the FY, as we all as the convention which is mentioned to the advantage of Mr. Alain Dinin. Chief executive officer of the Company, under the suspensive condition of its renewal in its functions for a new term of office


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                            INVESTMENT COMPANY REPORT

O.7    Receive the special report of the Auditors on agreement governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and the agreements entered into or which remained in force during the FY, as we all as the convention which is mentioned to the advantage of Mr. Herve Denize Chief Executive
       Vice President of the Company, under the suspensive condition of its renewal in its functions for a new term of office
O.8    Ratify the appointment of Mr. M. Charles Milhaud as a Director, to replace   Management   For        For
       Mr. M. Francois Couchou Meillot, for the reminder of Mr. M. Francois
       Couchou Meillot's term of office, I.E. up to the outcome of the present shareholders meetings
O.9    Ratify the appointment of Mr. Nicolas Merindol as a Director, to replace     Management   For        For
       Mr. M. Christian De Labriffe, for the reminder of Mr. M. Christian De
       Labriffe's term of office, I.E. up to the outcome of the present shareholders meetings
O.10   Ratify the appointment of Mr. M. Alain Lacroix as a Director, to replace     Management   For        For
       Mr. M. Antoine Zacharias, for the reminder of Mr. M. Antoine Zacharias's term of office, I.E. up to the outcome of the present shareholders meetings
O.11   Ratify the appointment of Mr. Caisse Nationaledes Caisses D'epargne          Management   For        For
       represented by Mr. M. Guy Contret as a Director, to replace Mr. M. M.
       Jacques Brions for the reminder of Mr. M. Jacques Brion's term of office,
       I.E. up to the outcome of the present share holders meetings
O.12   Ratify the appointment of Mr. M. Charles Henri Filippi as a control agent,   Management   For        For
       to replace by Mr. M. Robert Daussun for the reminder of Mr. M. Robert
       Daussun's term of office, I.E. until the shareholders meetings called to approve the financial statements for the FY 31 DEC 2009
O.13   Approve to renew the appointment of Mr. M. Alain Dinin as the Director for   Management   For        For
       a 4 year period
O.14   Approve to renew the appointment of Mr. M. Herve Denize as the Director      Management   For        For
       for a 4 year period
O.15   Approve to renew the appointment of Caisse Nationale Des Caisses D'epargne   Management   For        For
       represented by Mr. M. Guy Cotret as the Director for a 4 year period
O.16   Approve to renew the appointment of Mr. M. Charles Milhaud as the Director   Management   For        For
       for a 4 year period
O.17   Approve to renew the appointment of Mr. M. Nicolas Merindol as the           Management   For        For
       Director for a 4 year period
O.18   Approve to renew the appointment of Mr. Mme Anne Marie Chalambert as the     Management   For        For
       Director for a 4 year period
O.19   Approve to renew the appointment of Mr. M. Alain Lacroix as the Director     Management   For        For
       for a 4 year period
O.20   Approve to renew the appointment of Mr. M. Pascal Oddo as the Director for   Management   For        For
       a 4 year period
O.21   Approve to renew the appointment of Mr. M. Miguel Sieler as the Director     Management   For        For
       for a 4 year period
O.22   Approve the shareholders meeting and appoints as Company statutory Auditor   Management   For        For
       holder, Societe KPMG up to the annual shareholders' meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013 year period
O.23   Approve the shareholders meeting and to appoints as Company supplying        Management   For        For
       statutory Auditor, M. Francois Caubriere up to the annual shareholders'
       meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013
O.24   Approve the shareholder meetings and to appoint as Company statutory         Management   For        For
       Auditor holder, Societe Mazars at Guerapd up to the annual shareholders meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013


                                 Page 49 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

O.25   Appoint the Company additional supplying statutory Auditor, M. Franck        Management   For        For
       Boyer up to the annual shareholders' meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013
O.26   Authorize the Board of Directors to Trade in the Company's shares on the     Management   For        For
       stock market, subject to the conditions described below: maximum purchase price :200% of the average of the prices sides in the previous twenty sessions, except acquisition costs, maximum number of shares to be acquired :10% of the share capital, Maximum funds invested in the share buybacks: EUR 280,000.000 this [Authority expires at the end of 18 months period] the number of shares acquired by the company with a view to their retention or their subsequent delivery in payment or exchange as a merger divestment or capital contribution cannot exceed 5% of its capital;
       delegates all powers to the board of Directors to take all necessary measures and accomplish all necessary formalities this delegation of powers supersedes any and all earlier delegations of the same effect
E.27   Authorize the Board of Directors to increase the capital on 1 or more        Management   For        For
       occasions, in France or Abroad, by a maximum nominal amount of EUR
       70,000,000.00 by issuance, with preferred subscription rights maintained, of shares and debt securities, the maximum nominal amount of debt securities which may be issued shall not exceed EUR 300,000,000.00
       [Authority expires at the end of 26 month period]; this amount shall count against the overall value set forth in Resolutions 28 to 30 and 34 to 36, the shareholders' preferential subscription rights; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any all earlier delegations to the same effect
E.28   Authorize the Board of Directors to increase the capital on 1 or more        Management   For        For
       occasions, in France or Abroad, by a maximum nominal amount of EUR
       60,000,000.00 by issuance, with abolition of preferred subscription rights, of shares and debt securities, the maximum nominal amount of debt securities which may be issued shall not exceed EUR 250,000,000.00 this
       [Authority expires at the ned of 26 month period]; this amount shall count against the overall value set forth in resolutions 27; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any all earlier delegations to the same effect
E.29   Authorize the Board of Directors to increase on 1 or more occasions, in      Management   For        For
       France or Abroad, the share capital to a maximum nominal amount of 15% of the initial issue, by issuance, with the shareholders' preferred subscription rights maintained [or abolished], [Authority expires at the end of 26 month period]; this amount shall count against the overall value set forth in the resolutions 27 and 28, this delegation of powers supersedes any and allerglier delegations to the same effect
E.30   Authorize the Board of Directors to increase the share capital, in 1 or      Management   For        For
       more occasions and at its sole discretion, by a maximum nominal amount of
       EUR 70,000,000.00 by way of capitalizing reserves, profits, premiums or other means, provided that such capitalization is allowed by law and under the by laws, by issuing donus shares or raising the par value of existing shares, or by a combination of these methods,[Authority expires at the end of 26 months period], this amount shall count against the overall value set forth in resolution 27; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities this delegation of powers supersedes any and all earlier delegations to the same effect


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                            INVESTMENT COMPANY REPORT

E.31   Authorize the Board of Directors to increase the share capital, in 1 or      Management   For        For
       more occasions and at its sole discretion, in favour of employees and corporate officers of the Company who are Members of a Company savings plan, [Authority expires at the end of 26 month period] and for a nominal amount that shall not exceed 1% of the capital diluted on the day of the present meeting, the shareholders' meeting decides to cancel the shareholders' preferential subscription rights, the shareholders' meeting delegates all powers to the Board of Directors to take all necessary measures and accomplish all the necessary formalities this delegation of powers supersedes any and all earlier delegations to the same effect
E.32   Authorize the Board of Directors to reduce the share capital, on 1 or more   Management   For        For
       occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the shares capital over a 24 month period,
       [Authority expires at the end of 18 month period]; delegates all powers supersedes any and all earlier delegations to the same effect
E.33   Authorize the Board of Directors to grant, for free, on 1 or more            Management   For        For
       occasions, existing or future shares, in favour of the employees or the corporate officers of the Company and related Companies, they may not represent more than 1% of the share capital, [Authority expires at the end of 14 month period], this amount shall not count against the overall value set forth in resolutio 27, to cancel the shareholders' preferential subscription rights in favour of beneficiaries of the allocations of ordinary shares to be issued, the shareholders' meeting delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any and all earlier delegations to the same effect
E.34   Authorize the Board of Directors to issue Company's equity securities BNP    Management   For        For
       Paribas Securities Services or Securities giving access to the Company's share capital, in consideration for securities tendered in a public exchange offer initiated by the Company concerning the shares of another
       Company and to increase the capital by a maximum of EUR 60,000,000.00,
       [Authority expires at the ned of 26 month period], this amount shall count against the overall value set forth in resolution number 28, to cancel the shareholders' preferential subscription rights; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary form alities, this delegation of powers supersedes any and all earlier delegations to the same effect
E.35   Authorize the Board of Directors to increase the share capital up to 10%     Management   For        For
       of the share capital by way of issuing shares or securities giving access to the capital, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital and to increase the capital by a maximum of 10% of the share capital, this authorization is granted for a 26 month period, this amount shall count against the overall value set forth in resolutio
       27, to cancel the shareholders' preferential subscription rights;
       delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any and all earlier delegations to the same effect
E.36   Grant all powes to the Bearer of an original, a copy or extract of the       Management   For        For
       minutes of this meeting to carry out all filings, publications and other formalities prescribed by law


                                 Page 51 of 73                       24-Jul-2008

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--------------------------------------------------------------------------------
HAMMERSON PLC R.E.I.T., LONDON

SECURITY        G4273Q107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   01-May-2008
ISIN            GB0004065016            AGENDA         701492150 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the Directors' report and financial statements             Management   For        For
2.     Receive and approve the remuneration report                                  Management   For        For
3.     Declare a final dividend                                                     Management   For        For
4.     Re-elect Mr. John Clare                                                      Management   For        For
5.     Re-elect Mr. John Richards                                                   Management   For        For
6.     Re-appoint Deloitte and Touche LLP as the Auditors                           Management   For        For
7.     Authorize the Directors to agree the Auditors remuneration                   Management   For        For
8.     Authorize the Directors to allot relevant securities pursuant to Section     Management   For        For
       80 of the Companies Act 1985
S.9    Authorize the Directors pursuant to Section 95 of the Companies Act 1985     Management   For        For
       to allot equity securities as though Section 89(1) of that Act did not apply to each allotment
S.10   Authorize market purchases by the Company of its shares                      Management   For        For
S.11   Approve the save as you to earn scheme                                       Management   For        For


                                  Page 52 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   06-May-2008
ISIN            BMG524401079            AGENDA         701539035 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and approve the Audited financial statements and the reports of      Management   For        For
       the Directors and the Auditors for the YE 31 DEC 2007
2.     Declare a final dividend for the YE 31 DEC 2007                              Management   For        For
3.i    Re-elect Mr. Wong Siu Kong as a Director                                     Management   For        For
3.ii   Re-elect Mr. Ho Shut Kan as a Director                                       Management   For        For
3.iii  Re-elect Mr. So Hing Woh as a Director                                       Management   For        For
4.     Approve to fix the Directors' fees [including the fees payable to members    Management   For        For
       of the Audit and Remuneration Committees]
5.     Re-appoint PricewaterhouseCoopers as the Auditor and authorize the           Management   For        For
       Directors of the Company to fix its remuneration
6.A    Authorize the Directors of the Company, to allot, issue and deal with        Management   For        For
       additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution and [if the Directors of the
       Company are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of any share capital repurchased by the Company subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to i) a rights issue; or ii) the exercise of any option under any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) any adjustment, after the date of grant or issue of any options, rights to subscribe or other securities referred to the above, in the price at which shares in the Company shall be subscribed, and/or in the number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with or as contemplated by the terms of such options, rights to subscribe or other securities; or v) a specified authority granted by the shareholders of the
       Company in general meeting; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]


                                  Page 53 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

6.B    Authorize the Directors of the Company to repurchase its own shares during   Management   For        For
       the relevant period, on the Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion of the next AGM of the
       Company or the expiry of the period within which the next AGM of the
       Company is required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]
6.C    Approve, conditional upon the passing of Resoltion No. 6B, to extend the     Management   For        For
       general mandate granted to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional upon the passing of
       Resolution 6.B, to allot shares by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 6.B



                                  Page 54 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
HONGKONG LD HLDGS LTD

SECURITY        G4587L109               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   07-May-2008
ISIN            BMG4587L1090            AGENDA         701539489 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the financial statements and the Independent Auditor's report
       for the YE 31 DEC 2007 and declare a final dividend                          Management   For        For
2.     Re-elect Mr. Charles Allen-Jones as a Director                               Management   For        For
3.     Re-elect Mr. Jenkin Hui as a Director                                        Management   For        For
4.     Re-elect Mr. Henry Keswick as a Director                                     Management   For        For
5.     Approve to fix the Directors' fees                                           Management   For        For
6.     Re-appoint the Auditors and authorize the Directors to fix their             Management   For        For
       remuneration
7.     Authorize the Directors, to allot or issue shares and to make and grant      Management   For        For
       offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period, otherwise than pursuant to a rights issue [for the purpose of this resolution] [subject to such exclusions or other arrangements as the
       Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory], or upon conversion of the USD 400,000,000 2.75% guaranteed convertible bonds convertible into fully-paid shares of the Company, not exceeding USD 11.4 million, up to an aggregate nominal amount of USD 76.5 million; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such meeting is required by law to be held]
8.     Authorize the Directors of the Company, subject to and in accordance with    Management   For        For
       all applicable Laws and regulations during the relevant period [for the purposes of this resolution], to purchase its own shares and the aggregate nominal amount of shares of the Company which the Company may purchase pursuant to this resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly, and said the approval of this resolution shall, where permitted by applicable
       Laws and regulations and subject to the limitation in this Resolution, extend to permit the purchase of shares of the Company i) by subsidiaries of the Company; ii) pursuant to the terms of put warrants or financial instruments having similar effect [Put Warrants] whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a rights issue [as specified in
       Resolution 7] the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the Company of the proposed issue of Put Warrants;
       [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such meeting is required by Law to be held]


                                  Page 55 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
AEON MALL CO., LTD.

SECURITY        J10005106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   09-May-2008
ISIN            JP3131430005            AGENDA         701557653 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.1    Appoint a Director                                                           Management   For        For
1.2    Appoint a Director                                                           Management   For        For
1.3    Appoint a Director                                                           Management   For        For
1.4    Appoint a Director                                                           Management   For        For
1.5    Appoint a Director                                                           Management   For        For
1.6    Appoint a Director                                                           Management   For        For
1.7    Appoint a Director                                                           Management   For        For
1.8    Appoint a Director                                                           Management   For        For
1.9    Appoint a Director                                                           Management   For        For
1.10   Appoint a Director                                                           Management   For        For
1.11   Appoint a Director                                                           Management   For        For
1.12   Appoint a Director                                                           Management   For        For
1.13   Appoint a Director                                                           Management   For        For
1.14   Appoint a Director                                                           Management   For        For
1.15   Appoint a Director                                                           Management   For        For
1.16   Appoint a Director                                                           Management   For        For
1.17   Appoint a Director                                                           Management   For        For
2      Appoint a Corporate Auditor                                                  Management   For        For


                                  Page 56 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
DIC ASSET AG, FRANKFURT AM MAIN

SECURITY        D2837E100               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   14-May-2008
ISIN            DE0005098404            AGENDA         701520492 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT YOU         Non-Voting
       DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY. IF YOU
       DO NOT HAVE A CONTROLLING OR-PERSONAL INTEREST, SUBMIT YOUR VOTE AS
       NORMAL. THANK YOU.
       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 23 APR 2008,       Non-Voting
       WHEREAS-THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN
       CONCURRENCE WITH THE GE-RMAN LAW. THANK YOU.
1.     Presentation of the financial statements and annual report for the 2007 FY   Non-Voting
       wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to Sections 289(4) and 315(4)
       of the German-Commercial Code
2.     Resolution on the appropriation of the distributable profit of EUR           Management   For        For
       52,182,306.10 as follows: payment of a dividend of EUR 1.65 per no-par share EUR 454,807.75 shall be carried forward Ex-dividend and payable date 15 MAY 2008
3.     Ratification of the acts of the Board of Managing Directors                  Management   For        For
4.     Ratification of the acts of the Supervisory Board                            Management   For        For
5.     Appointment of the Auditors for the FY 2008: Roedel + Partner Gmbh,          Management   For        For
       Nuremberg
6.     Election of Mr. Hellmar Hedder to the Supervisory Board                      Management   For        For
7.     Renewal of the authorization to acquire own shares, the Board of Managing    Management   For        For
       Directors shall be authorized to acquire shares of the Company of up to
       10% of its share capital the, at a price differing neither more than 10%
       from the market price of the shares, on or before 13 NOV 2009; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, and to use the shares in the connection with mergers and acquisition purposes or for the fulfillment of conversion or option rights, and to retire the shares
8.     Resolution on the revocation of authorization to issue convertible and/or    Management   For        For
       warrant bonds or profit sharing rights,; the authorization to issue convertible and/or warrant bonds [Authorization1], the creation of contingent capital, and the corresponding amendment to the Articles of
       Association; a) the existing authorization to issue convertible bonds and/or profit-sharing rights and the corresponding contingent capital shall be revoked; b) the Board of Managing Directors shall be authorized with the consent of the Supervisory Board, to issue bearer bonds of up to
       EUR 250,000,000, conferring convertible and/or option rights for shares of the Company, on or before 13 MAY 2013, shareholders shall be granted to subscription rights except for residual amounts, for the


                                  Page 57 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

       issue of bonds to holders of previously issued option or conversion rights, and for the issue of bonds conferring convention and/or option rights for the shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value; c) the
       Company's share capital shall be increased accordingly by up to EUR
       7,837,499 through the issue of up to of 7,837,499 new no-par shares, in so far as conversion and/or option rights are exercised [contingent capital
       I/2008]
9.     Resolution on the revocation of authorization to issue convertible and/or    Management   For        For
       warrant bonds or profit sharing rights,; the authorization to issue convertible and/or warrant bonds [Authorization II], the creation of contingent capital, and the corresponding amendment to the Articles of
       Association; this authorization shall allow the Company to calculate a higher price for exercising option and/or conversion rights than is possible with authorization I, in any case, the total amounts of bonds issued on the basis of authorization I and authorization II may not exceed
       EUR 250,000,000; a) the existing authorization to issue convertible bonds and/or profit-sharing rights and the corresponding contingent capital shall be revoked; b) the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds of up to
       EUR 250,000,000, conferring convertible and/or option rights for shares of the Company, on or before 13 MAY 2013, shareholders shall be granted to subscription rights except for residual amounts, for the issue of bonds to holders of previously issued option or conversion rights, and for the issue of bonds conferring convention and/or option rights for the shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value; c) the Company's share capital shall be increased accordingly by up to EUR 7,837,499 through the issue of up to of 7,837,499 new no-par shares, in so far as conversion and/or option rights are exercised [contingent capital II/2008]
10.    Amendment to Section 15 of the Articles of the Association                   Management   For        For
       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS MEETING. A LINK TO THE         Non-Voting
       COUNTER P-ROPOSAL INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATIO-N. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED TO
       REQUEST A MEETING ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS MEETING.


                                  Page 58 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
HYSAN DEVELOPMENT CO LTD

SECURITY        Y38203124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   14-May-2008
ISIN            HK0014000126            AGENDA         701538691 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and approve the statement of accounts for the YE 31 DEC 2007         Management   For        For
       together with the reports of the Directors and the Auditors thereon
2.     Declare a final dividend [together with a scrip alternative] for the YE 31   Management   For        For
       DEC 2007
3.i    Re-elect Mr. Peter Ting Chang Lee as the Director                            Management   For        For
3.ii   Re-elect Sir David Akers-Jones as the Director                               Management   For        For
3.iii  Re-elect Mr. Tom Behrens-Sorensen as the Director                            Management   For        For
3.iv   Re-elect Mr. Chien Lee as the Director                                       Management   For        For
3.v    Re-elect Mr. Ricky Tin For Tsang as the Director                             Management   For        For
3.vi   Re-elect Ms. Wendy Wen Yee Yung as the Director                              Management   For        For
4.     Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor of the Company    Management   For        For
       at a fee to be agreed by the Directors
5.     Authorize the Directors of the Company to allot, issue and deal with         Management   Against    Against
       additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding
       10% where the shares are to be allotted wholly for cash, and in any event
       20% of the aggregate nominal amount of the share capital of the Company otherwise than pursuant to: i) a rights issue; or ii) the exercise of any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]
6.     Authorize the Directors during the relevant period to purchase or            Management   For        For
       otherwise acquire shares of HKD 5.00 each in the capital of the Company in accordance with all the applicable laws and the requirements of the
       Listing Rules, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]


                                  Page 59 of 73                      24-Jul-2008

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--------------------------------------------------------------------------------
SEGRO PLC (REIT), SLOUGH

SECURITY        G80277117               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   20-May-2008
ISIN            GB00B1YFN979            AGENDA         701528626 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the statement of the accounts for the YE 31 DEC 2007 and the         Management   For        For
       reports of the Directors and the Auditors thereon
2.     Declare the final dividend of the 14.7 pence [comprising a dividend of 9.0   Management   For        For
       pence and a property income distribution of 5.7 pence] per shares recommended by the Directors in respect of the YE 31 DEC 2007 payable on
       23 MAY 2008 to holders of ordinary shares registered at the close of business on 18 APR 2008
3.     Approve the remuneration report of the Remuneration Committee for the YE     Management   For        For
       31 DEC 2007
4.     Re-elect Lord Blackwell who retires from the Board by rotation               Management   For        For
5.     Re-elect Mr. Ian Coull who retires from the Board by rotation                Management   For        For
6.     Re-elect Mr. David Sleath who retires from the Board by rotation             Management   For        For
7.     Re-elect Mr. Thom Wernink who retires from the Board by rotation             Management   For        For
8.     Re-appoint Deloitte & Young LLP as the Auditor to hold office until the      Management   For        For
       conclusion of the next general meeting at which accounts are laid before the Company
9.     Authorize the Directors to determine the remuneration of the Auditors        Management   For        For
10.    Authorize the Company and all the Companies that are subsidiaries of the     Management   For        For
       Company, in accordance with Section 366 and 367 of the Companies Act 2006
       [the 2006 Act], at the time at which this resolution is passed or at any time during the period for which this resolution has effect are authorized to: i) make political donations to political parties or independent election candidates, as defined in Section 363 and 364 of the 2006 Act, not exceeding GBP 20,000 in total; ii) make political donations to political organizations other than political parties, as defined Section
       363 and 364 of the 2006 Act, not exceeding GBP 20,000 in total; and iii)
       incur political expenditure as defined in Section 365 of the 2006 Act, not exceeding GBP 20,000 in total, in any event, the aggregate amount of political donations and political expenditure made or incurred by the
       Company and its subsidiaries pursuant to this resolution shall not exceed
       GBP 40,000; [Authority expires earlier the conclusion of the next AGM or
       30 JUN 2009]
S.11   Approve to renew, in substitution for all existing unexercised               Management   For        For
       authorities, the authority conferred on the Directors by Article 10[a] of the Company's Articles of Association [Authority expires earlier the conclusion of the next AGM or, if earlier, on 19 AUG 2009] [unless previously renewed, varied or revoked] and for that period, the Section 80 amount is GBP 28,444,573.35
S.12   Approve to renew, subject to the passing of resolution 11, and in            Management   For        For
       substitution of all existing unexercised authorities, the authority conferred on the Directors by Articles 10[b] of the Articles of
       Association of the Company [Authority expires earlier the conclusion the next AGM of the Company or, if earlier, on 19 AUG 2009], [unless previously renewed, varied or revoked], and for the purposes of Article
       10[b] of the Articles of Association of the Company, the Section 89 amount shall be GBP5, 907,771.32


                                 Page 60 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

S.13   Authorize the Company for the purpose of Section 166 of the 1985 Act to      Management   For        For
       make market purchases [within the meaning of section 163 of that Act] of ordinary shares of 27 1/12 p each in the Capital of the Company provided that; (a) the maximum aggregate number of ordinary shares which may be purchased pursuant to this authority is GBP 11,815,542.64 [representing
       10% of the issued ordinary shares of 27 1/12 p; (c) the maximum price which may be paid for each ordinary share [exclusive of expenses] must not be more than the higher of 105% of the average of the middle market quotation for an ordinary share as derived from the London Stock Exchange
       Daily Official List for the 5 business days immediately preceding the day on which such ordinary share is contracted to be purchased; and [ii] that stipulated by Article 5[1] of the Buy-back and Stabilization Regulations
       2003; (d); [Authority expire at the conclusion of the next AGM of the
       Company or on 19 AUG 2009]; and the Company may make a contract to purchase its ordinary shares under this authority which would or might involve the Company purchasing its own shares after this authority expires
S.14   Approve the amendments to the Articles of Association of the Company as      Management   For        For
       specified, with effect from the conclusion of the meeting
15.    Adopt the SEGRO Plc 2008 Long Term Incentive Plan [the Plan], the            Management   For        For
       principal terms as specified; and authorize the Directors to do all acts and things necessary or expedient to implement the Plan including making any changes to the draft rules of the Plan as the Directors consider necessary or desirable to obtain any approvals or to take account of any statutory, fiscal, exchange control or securities regulations either generally or in relation to any potential participants as long as the overall limits contained in the Plan continue to apply


                                 Page 61 of 73                       24-Jul-2008

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--------------------------------------------------------------------------------
SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   23-May-2008
ISIN            BMG8063F1068            AGENDA         701560066 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the audited financial statements and the reports of the Directors    Management   For        For
       and the Auditors for the YE 31 DEC 2007
2.     Declare a final dividend for the YE 31 DEC 2007                              Management   For        For
3.i    Re-elect Mr. Kuok Khoon Ean as a Director                                    Management   For        For
3.ii   Re-elect Mr. Kuok Khoon Loong, Edward as a Director                          Management   For        For
3.iii  Re-elect Mr. Alexander Reid Hamilton as a Director                           Management   For        For
3.iv   Re-elect Mr. Michael Wing-Nin Chiu as a Director                             Management   For        For
4.     Approve to fix Directors' fees [including fees payable to Members of the     Management   For        For
       Audit and Remuneration Committees]
5.     Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize      Management   For        For
       the Directors of the Company to fix their remuneration
6.A    Authorize the Directors of the Company, to allot and issue additional        Management   Against    Against
       shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such power during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution and the said approval shall be limited accordingly, otherwise than pursuant to: i) a rights issue [as specified]; ii) the exercise of any option under any Share Option Scheme or similar arrangement for the grant or issue to option holders of shares in the Company; iii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Bye-laws of the
       Company; and (iv) any specific authority; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-
       laws of the Company or any applicable Laws of Bermuda to be held]
6.B    Authorize the Directors of the Company to repurchase its own shares on The   Management   For        For
       Stock Exchange of Hong Kong Limited [the HKSE] or on any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the HKSE for
       this purpose or on the Singapore Exchange Securities Trading Limited,
       subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities on the HKSE or that of any other stock exchange as amended from time to time [as the case may be], during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye- Laws of the Company or any applicable Laws of Bermuda to be held]


                                 Page 62 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

6.C    Approve, conditional upon the passing of Resolution 6.B, the general         Management   Against    Against
       mandate granted to the Directors of the Company and for the time being in force to exercise the powers of the Company to allot shares, by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
       Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the
       Company repurchased by the Company under the authority granted by the
       Resolution 6.B, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution


                                 Page 63 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   28-May-2008
ISIN            LU0122624777        AGENDA         701586921 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Amend the Article 5 of the Bylaws relating to the authorized capital;        Management   Against    Against
       approve to confer to the Board of Directors to proceed to increase of capital within the framework of the a authorized Corporate capital through out new 5 years, to the conditions and procedures which it will fix and in particular the capacity to suppress or limit the preferential subscription right of the existing shareholders
2.     Amend Article 12 of the Bylaws relating to the deliberation of the Board     Management   For        For
       of Directors
3.     Amend Article 13 of the Bylaws relating to declegation of powers and the     Management   For        For
       Managing Directors
4.     Approve to transact the Bylaws in English with French version as evidence    Management   For        For
5.     Miscellaneous                                                                Non-Voting


                                 Page 64 of 73                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
SOL MELIA SA, PALMA DE MALLORCA

SECURITY        E89049154               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   03-Jun-2008
ISIN            ES0176252718            AGENDA         701567096 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE            Non-Voting
       WILL BE A SE-COND CALL ON 04 JUN 2008 AT 13:00. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.
1.     Approve the annual accounts for 2007                                         Management   For        For
2.     Approve the application of results for 2007                                  Management   For        For
3.     Approve the Board's Management for 2007                                      Management   For        For
4.     Appoint the accounts Auditors                                                Management   For        For
5.     Authorize the Board to agree the capital increase                            Management   For        For
6.     Authorize the Board to issue bonds convertible and/or                        Management   For        For
       exchangeable for shares
7.     Authorize the Board to acquire own shares                                    Management   For        For
8.     Approve the Remuneration Policy for the Board of Directors                   Management   For        For
9.     Receive the report on the modification of the Board's rules                  Management   For        For
10.    Amend the Paragraph 1 of the Article 33                                      Management   For        For
11.    Approve the delegation of powers to Execute agreements of general            Management   For        For
       meeting
12.    Approve the minutes                                                          Management   For        For


                                  Page 65 of 73                      24-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
DERWENT LONDON PLC, LONDON

SECURITY        G27300105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   05-Jun-2008
ISIN            GB0002652740            AGENDA         701556524 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the report and the accounts for the YE 31 DEC 2007         Management   For        For
2.     Approve the report of the remuneration Committee for the YE 31 DEC 2007      Management   For        For
3.     Declare a final dividend of 15.0p per ordinary share for the YE 31 DEC       Management   For        For
       2007
4.     Re-elect Mr. J.C. Ivey as a Director                                         Management   For        For
5.     Re-elect Mr. S.P. Silver as a Director                                       Management   For        For
6.     Re-elect Mr. C.J. Odom as a Director                                         Management   For        For
7.     Re-elect Mr. R.A. Farnes as a Director                                       Management   For        For
8.     Re-elect Mr. S. J. Neathercoat as a Director                                 Management   For        For
9.     Elect Mr. D.G. Silverman as a Director                                       Management   For        For
10.    Re-appoint BDO Stoy Hayward LLP as the Auditor and authorize                 Management   For        For
       the Directors to determine its remuneration
11.    Grant authority for the allotment of relevant securities                     Management   For        For
S.12   Grant authority for the limited disapplication of pre-emption rights         Management   For        For
S.13   Authorize the Company to exercise its power to purchase its own shares       Management   For        For
S.14   Adopt the new Articles of Association                                        Management   For        For
15.    Approve the changes to the Company's Performance Share Plan                  Management   For        For
16.    Grant authority for the implementation of a new Employee Share Option Plan   Management   For        For


                                 Page 66 of 73                       24-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CHINA OVERSEAS LAND & INVESTMENT LTD

SECURITY        Y15004107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   12-Jun-2008
ISIN            HK0688002218            AGENDA         701560030 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the audited financial statements and the reports of        Management   For        For
       the Directors and the Auditors for the YE 31 DEC 2007
2.A    Re-elect Mr. Hao Jian Min as a Director                                      Management   For        For
2.B    Re-elect Mr. Wu Jianbin as a Director                                        Management   Against    Against
2.C    Re-elect Mr. Lam Kwong Siu as a Director                                     Management   For        For
2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director                             Management   For        For
3.     Authorize the Board to fix the remuneration of the Directors                 Management   For        For
4.     Declare a final dividend for the YE 31 DEC 2007 of HKD 7 cents per share     Management   For        For
5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize            Management   For        For
       the Board to fix their remuneration
6.     Authorize the Directors of the Company to purchase shares in the capital     Management   For        For
       of the Company during the relevant period, on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and
       the Stock Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the share capital of the
       Company in issue as at the date of passing this Resolution; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the
       Articles of Association of the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be held]
7.     Authorize the Directors of the Company, pursuant to Section 57B of the       Management   Against    Against
       Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company; and b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to a) a rights issue; or b) the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company ; or c) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or
       d) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
       Company in accordance with the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by
       Articles of Association and/or Companies Ordinance [Chapter 32 of the Laws
       of Hong Kong] to be held]


                                  Page 67 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

8.     Approve, conditional upon the passing of the Resolutions 6 and 7 to extend   Management   Against    Against
       the general mandate granted to the Directors of the Company pursuant to the Resolution 7, by an amount representing the aggregate nominal amount of share capital of the Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution


                                  Page 68 of 73                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
JOINT CORPORATION

SECURITY        J28384105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   21-Jun-2008
ISIN            JP3392950006            AGENDA         701621799 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1      Approve Appropriation of Profits                                             Management   For        For
2.1    Appoint a Director                                                           Management   For        For
2.2    Appoint a Director                                                           Management   For        For
2.3    Appoint a Director                                                           Management   For        For
2.4    Appoint a Director                                                           Management   For        For
2.5    Appoint a Director                                                           Management   For        For
2.6    Appoint a Director                                                           Management   For        For
2.7    Appoint a Director                                                           Management   For        For
2.8    Appoint a Director                                                           Management   For        For
3      Approve Anti-Takeover Mechanism                                              Management   Against    Against


                                  Page 69 of 73                      24-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
TOKYU LAND CORPORATION

SECURITY        J88849120               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2008
ISIN            JP3569000007            AGENDA         701620329 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.     Amend the Articles of Incorporation                                          Management   For        For
3.1    Appoint a Director                                                           Management   For        For
3.2    Appoint a Director                                                           Management   For        For
3.3    Appoint a Director                                                           Management   For        For
3.4    Appoint a Director                                                           Management   For        For
3.5    Appoint a Director                                                           Management   For        For
3.6    Appoint a Director                                                           Management   For        For
3.7    Appoint a Director                                                           Management   For        For
3.8    Appoint a Director                                                           Management   For        For
3.9    Appoint a Director                                                           Management   For        For
3.10   Appoint a Director                                                           Management   For        For
3.11   Appoint a Director                                                           Management   For        For
4.     Appoint a Corporate Auditor                                                  Management   Against    Against
5.     Approve Payment of Bonuses to Corporate Officers                             Management   For        For
6.     Approve Retirement Allowance for Retiring Corporate
       Officers, and Payment of Accrued Benefits associated with
       Abolition of Retirement Benefit System for Current
       Corporate Officers                                                           Management   Against    Against
7.     Amend the Compensation to be received by Corporate
       Officers                                                                     Management   For        For
8.     Approve Policy regarding Large-scale Purchases of Company
       Shares                                                                       Management   Against    Against


                                  Page 70 of 73                      24-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
MITSUBISHI ESTATE COMPANY,LIMITED

SECURITY        J43916113               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Jun-2008
ISIN            JP3899600005            AGENDA         701613146 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.1    Appoint a Director                                                           Management   For        For
2.2    Appoint a Director                                                           Management   For        For
2.3    Appoint a Director                                                           Management   For        For
2.4    Appoint a Director                                                           Management   For        For
2.5    Appoint a Director                                                           Management   For        For
2.6    Appoint a Director                                                           Management   For        For
2.7    Appoint a Director                                                           Management   Against    Against
2.8    Appoint a Director                                                           Management   For        For
2.9    Appoint a Director                                                           Management   For        For
2.10   Appoint a Director                                                           Management   For        For
2.11   Appoint a Director                                                           Management   For        For
2.12   Appoint a Director                                                           Management   For        For
2.13   Appoint a Director                                                           Management   For        For
3.1    Appoint a Corporate Auditor                                                  Management   Against    Against
3.2    Appoint a Corporate Auditor                                                  Management   Against    Against


                                  Page 71 of 73                      24-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
MITSUI FUDOSAN CO.,LTD.

SECURITY        J4509L101               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Jun-2008
ISIN            JP3893200000            AGENDA         701613324 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.1    Appoint a Corporate Auditor                                                  Management   For        For
2.2    Appoint a Corporate Auditor                                                  Management   For        For
3.     Approve Payment of Bonuses to Directors                                      Management   For        For


                                  Page 72 of 73                      24-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
DAIWA HOUSE INDUSTRY CO.,LTD.

SECURITY        J11508124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Jun-2008
ISIN            JP3505000004            AGENDA         701620139 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.     Amend the Articles of Incorporation                                          Management   For        For
3.1    Appoint a Director                                                           Management   For        For
3.2    Appoint a Director                                                           Management   For        For
3.3    Appoint a Director                                                           Management   For        For
3.4    Appoint a Director                                                           Management   For        For
3.5    Appoint a Director                                                           Management   For        For
3.6    Appoint a Director                                                           Management   For        For
3.7    Appoint a Director                                                           Management   For        For
3.8    Appoint a Director                                                           Management   For        For
3.9    Appoint a Director                                                           Management   For        For
3.10   Appoint a Director                                                           Management   For        For
3.11   Appoint a Director                                                           Management   For        For
3.12   Appoint a Director                                                           Management   For        For
3.13   Appoint a Director                                                           Management   For        For
3.14   Appoint a Director                                                           Management   For        For
3.15   Appoint a Director                                                           Management   For        For
3.16   Appoint a Director                                                           Management   For        For
3.17   Appoint a Director                                                           Management   For        For
3.18   Appoint a Director                                                           Management   For        For
4.     Appoint a Corporate Auditor                                                  Management   For        For
5.     Approve Payment of Bonuses to Corporate Officers                             Management   For        For


                                  Page 73 of 73                      24-Jul-2008

EII Global Property Fund


                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
LASALLE HOTEL PROPERTIES

SECURITY        517942108               MEETING TYPE   Annual
TICKER SYMBOL   LHO                     MEETING DATE   24-Apr-2008
ISIN            US5179421087            AGENDA         932823582 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   Jon E. BORTZ                                                                          For        For
       2   DONALD A. WASHBURN                                                                    For        For
02     TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC     Management   For        For
       ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2008.
03     TO CONSIDER AND ACT UPON ANY OTHER MATTERS THAT MAY PROPERLY BE BROUGHT      Management   Against    Against
       BEFORE THE ANNUAL MEETING AND AT ANY ADJOURNMENTS OR POSTPONEMENTS
       THEREOF.


                                  Page 1 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
STARWOOD HOTELS & RESORTS WORLDWIDE

SECURITY        85590A401               MEETING TYPE   Annual
TICKER SYMBOL   HOT                     MEETING DATE   30-Apr-2008
ISIN            US85590A4013            AGENDA         932829483 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   ADAM ARON                                                                             For        For
       2   CHARLENE BARSHEFSKY                                                                   For        For
       3   BRUCE DUNCAN                                                                          For        For
       4   LIZANNE GALBREATH                                                                     For        For
       5   ERIC HIPPEAU                                                                          For        For
       6   STEPHEN QUAZZO                                                                        For        For
       7   THOMAS RYDER                                                                          For        For
       8   FRITS VAN PAASSCHEN                                                                   For        For
       9   KNEELAND YOUNGBLOOD                                                                   For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S        Management   For        For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.


                                  Page 2 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
HEALTH CARE REIT, INC.

SECURITY        42217K106               MEETING TYPE   Annual
TICKER SYMBOL   HCN                     MEETING DATE   01-May-2008
ISIN            US42217K1060            AGENDA         932839078 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   WILLIAM C. BALLARD, JR.                                                               For        For
       2   PETER J. GRUA                                                                         For        For
       3   R. SCOTT TRUMBULL                                                                     For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT          Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2008.


                                  Page 3 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ESSEX PROPERTY TRUST, INC.

SECURITY        297178105               MEETING TYPE   Annual
TICKER SYMBOL   ESS                     MEETING DATE   06-May-2008
ISIN            US2971781057            AGENDA         932843332 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1   DAVID W. BRADY                                                                        For        For
       2   ROBERT E. LARSON                                                                      For        For
       3   MICHAEL J. SCHALL                                                                     For        For
       4   WILLARD H. SMITH, JR.                                                                 For        For
02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED    Management   For        For
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31,
       2008.


                                  Page 4 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT
--------------------------------------------------------------------------------
FEDERAL REALTY INVESTMENT TRUST

SECURITY        313747206               MEETING TYPE   Annual
TICKER SYMBOL   FRT                     MEETING DATE   07-May-2008
ISIN            US3137472060            AGENDA         932838850 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1A     TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET FORTH IN THE              Management   For        For
       ACCOMPANYING PROXY STATEMENT: WARREN M. THOMPSON
1B     TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET FORTH IN THE              Management   For        For
       ACCOMPANYING PROXY STATEMENT: DONALD C. WOOD
02     TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE TRUST'S               Management   For        For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.
03     TO CONSIDER A SHAREHOLDER PROPOSAL TO REQUEST THAT OUR BOARD OF              Shareholder  Against    For
       TRUSTEES TAKE THE ACTIONS NECESSARY TO DECLASSIFY OUR BOARD OF
       TRUSTEES IF PROPERLY COMING BEFORE THE MEETING OR ANY POSTPONEMENT
       OR ADJOURNMENT THEREOF.


                                  Page 5 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

-------------------------------------------------------------------------------
PUBLIC STORAGE

SECURITY        74460D109               MEETING TYPE   Annual
TICKER SYMBOL   PSA                     MEETING DATE   08-May-2008
ISIN            US74460D1090            AGENDA         932836692 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1  B. WAYNE HUGHES                                                                        For        For
       2  RONALD L. HAVNER, JR.                                                                  For        For
       3  HARVEY LENKIN                                                                          For        For
       4  DANN V. ANGELOFF                                                                       For        For
       5  WILLIAM C. BAKER                                                                       For        For
       6  JOHN T. EVANS                                                                          For        For
       7  URI P. HARKHAM                                                                         For        For
       8  B. WAYNE HUGHES, JR.                                                                   For        For
       9  GARY E. PRUITT                                                                         For        For
       10 DANIEL C. STATON                                                                       For        For
02     RATIFICATION OF AUDITORS                                                     Management   For        For


                                  Page 6 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

-------------------------------------------------------------------------------
SIMON PROPERTY GROUP, INC.

SECURITY        828806109               MEETING TYPE   Annual
TICKER SYMBOL   SPG                     MEETING DATE   08-May-2008
ISIN            US8288061091            AGENDA         932836957 - Management

                                                                                                             FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE         VOTE      MANAGEMENT
----   --------                                                                     ----------    --------   -----------
01     DIRECTOR                                                                     Management
       1  BIRCH BAYH                                                                              For        For
       2  MELVYN E. BERGSTEIN                                                                     For        For
       3  LINDA WALKER BYNOE                                                                      For        For
       4  KAREN N. HORN                                                                           For        For
       5  REUBEN S. LEIBOWITZ                                                                     For        For
       6  J. ALBERT SMITH, JR.                                                                    For        For
       7  PIETER S. VAN DEN BERG                                                                  For        For
02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.                      Management    For        For
03     TO APPROVE THE AMENDED SIMON PROPERTY GROUP, L.P. 1998
       STOCK INCENTIVE PLAN.                                                        Management    For        For
04     THE STOCKHOLDER PROPOSAL TO ADOPT A "PAY FOR SUPERIOR
       PERFORMANCE PRINCIPLE (SIC)."                                                Shareholder   Against    For


                                  Page 7 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

-------------------------------------------------------------------------------
PROLOGIS

SECURITY        743410102               MEETING TYPE   Annual
TICKER SYMBOL   PLD                     MEETING DATE   09-May-2008
ISIN            US7434101025            AGENDA         932838595 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1  STEPHEN L. FEINBERG                                                                    For        For
       2  GEORGE L. FOTIADES                                                                     For        For
       3  CHRISTINE N. GARVEY                                                                    For        For
       4  LAWRENCE V. JACKSON                                                                    For        For
       5  DONALD P. JACOBS                                                                       For        For
       6  JEFFREY H. SCHWARTZ                                                                    For        For
       7  D. MICHAEL STEUERT                                                                     For        For
       8  J. ANDRE TEIXEIRA                                                                      For        For
       9  WILLIAM D. ZOLLARS                                                                     Withheld   Against
       10 ANDREA M. ZULBERTI                                                                     For        For
02     RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2008.                                             Management   For        For


                                  Page 8 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

-------------------------------------------------------------------------------
BOSTON PROPERTIES, INC.

SECURITY        101121101               MEETING TYPE   Annual
TICKER SYMBOL   BXP                     MEETING DATE   12-May-2008
ISIN            US1011211018            AGENDA         932851632 - Management

                                                                                                             FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE         VOTE      MANAGEMENT
----   --------                                                                     ----------    --------   -----------
01     DIRECTOR                                                                     Management
       1  LAWRENCE S. BACOW                                                                       For        For
       2  ZOE BAIRD                                                                               For        For
       3  ALAN J. PATRICOF                                                                        For        For
       4  MARTIN TURCHIN                                                                          For        For
02     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF                               Management    For        For
       PRICEWATERHOUSECOOPERS LLP AS BOSTON PROPERTIES, INC.'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2008.
03     TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL CONCERNING                   Shareholder   For        Against
       THE ANNUAL ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT
       THE ANNUAL MEETING.


                                  Page 9 of 15                       24-Jul-2008

                           INVESTMENT COMPANY REPORT

-------------------------------------------------------------------------------
VORNADO REALTY TRUST

SECURITY        929042109               MEETING TYPE   Annual
TICKER SYMBOL   VNO                     MEETING DATE   15-May-2008
ISIN            US9290421091            AGENDA         932850313 - Management

                                                                                                             FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE         VOTE      MANAGEMENT
----   --------                                                                     ----------    --------   -----------
01     DIRECTOR                                                                     Management
       1  ANTHONY W. DEERING                                                                      For        For
       2  MICHAEL LYNNE                                                                           For        For
       3  ROBERT H. SMITH                                                                         For        For
       4  RONALD G. TARGAN                                                                        For        For
02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.                                                      Management    For        For
03     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING
       FOR TRUSTEES.                                                                Shareholder   For        Against


                                 Page 10 of 15                       24-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
AVALONBAY COMMUNITIES, INC.

SECURITY        053484101               MEETING TYPE   Annual
TICKER SYMBOL   AVB                     MEETING DATE   21-May-2008
ISIN            US0534841012            AGENDA         932853826 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1  BRYCE BLAIR                                                                            For        For
       2  BRUCE A. CHOATE                                                                        For        For
       3  JOHN J. HEALY, JR.                                                                     For        For
       4  GILBERT M. MEYER                                                                       For        For
       5  TIMOTHY J. NAUGHTON                                                                    For        For
       6  LANCE R. PRIMIS                                                                        For        For
       7  PETER S. RUMMELL                                                                       For        For
       8  H. JAY SARLES                                                                          For        For
02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT    Management   For        For
       AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008.


                                  Page 11 of 15                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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ALEXANDRIA REAL ESTATE EQUITIES, INC.

SECURITY        015271109               MEETING TYPE   Annual
TICKER SYMBOL   ARE                     MEETING DATE   22-May-2008
ISIN            US0152711091            AGENDA         932871519 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1  JOEL S. MARCUS                                                                         For        For
       2  JAMES H. RICHARDSON                                                                    For        For
       3  RICHARD B. JENNINGS                                                                    For        For
       4  JOHN L. ATKINS, III                                                                    For        For
       5  RICHARD H. KLEIN                                                                       For        For
       6  MARTIN A. SIMONETTI                                                                    For        For
       7  ALAN G. WALTON                                                                         For        For
02     APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1997 STOCK         Management   For        For
       AWARD AND INCENTIVE PLAN.
03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS THE         Management   For        For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.


                                  Page 12 of 15                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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EQUITY ONE, INC

SECURITY        294752100               MEETING TYPE   Annual
TICKER SYMBOL   EQY                     MEETING DATE   27-May-2008
ISIN            US2947521009            AGENDA         932869691 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1  NOAM BEN-OZER                                                                          For        For
       2  JAMES S. CASSEL                                                                        For        For
       3  CYNTHIA R. COHEN                                                                       For        For
       4  NEIL FLANZRAICH                                                                        For        For
       5  NATHAN HETZ                                                                            Withheld   Against
       6  CHAIM KATZMAN                                                                          Withheld   Against
       7  PETER LINNEMAN                                                                         For        For
       8  JEFFREY S. OLSON                                                                       For        For
       9  DORI SEGAL                                                                             For        For
02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT      Management   For        For
       AUDITORS FOR 2008.


                                  Page 13 of 15                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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THE MACERICH COMPANY

SECURITY        554382101               MEETING TYPE   Annual
TICKER SYMBOL   MAC                     MEETING DATE   29-May-2008
ISIN            US5543821012            AGENDA         932880861 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1A     ELECTION OF DIRECTOR: DANA K. ANDERSON                                       Management   For        For
1B     ELECTION OF DIRECTOR: DIANA M. LAING                                         Management   For        For
1C     ELECTION OF DIRECTOR: STANLEY A. MOORE                                       Management   For        For
02     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR              Management   For        For
       INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2008.
03     BOARD PROPOSAL TO AMEND OUR CHARTER TO PROVIDE FOR THE DECLASSIFICATION      Management   For        For
       OF OUR BOARD.


                                  Page 14 of 15                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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SL GREEN REALTY CORP.

SECURITY        78440X101               MEETING TYPE   Annual
TICKER SYMBOL   SLG                     MEETING DATE   25-Jun-2008
ISIN            US78440X1019            AGENDA         932892082 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
01     DIRECTOR                                                                     Management
       1  MARC HOLLIDAY                                                                          For        For
       2  JOHN S. LEVY                                                                           For        For
02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT              Management   For        For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.
03     TO APPROVE AND RATIFY THE ADOPTION OF OUR 2008 EMPLOYEE STOCK PURCHASE       Management   For        For
       PLAN IN ORDER TO INCREASE THE NUMBER OF SHARES THAT MAY BE ISSUED
       PURSUANT TO SUCH PLAN.


                                  Page 15 of 15                      24-Jul-2008

                            INVESTMENT COMPANY REPORT

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GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

SECURITY        G40712179               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   05-Jul-2007
ISIN            GB00B01FLL16            AGENDA         701275910 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the audited financial statements together with the         Management   For        For
       Directors' and the Auditors' reports for the YE 31 MAR 2007
2.     Grant authority for the payment of a final dividend for the YE 31 MAR 2007   Management   For        For
3.     Approve the Directors' remuneration report                                   Management   For        For
4.     Re-appoint Mr. Robert Noel as a Director of the Company                      Management   For        For
5.     Re-appoint Mr. Kathleen O'Donovan as a Director of the Company               Management   For        For
6.     Re-appoint Mr. Charles Irby as a Director of the Company                     Management   For        For
7.     Appoint Mr. Neil Thompson as a Director of the Company                       Management   For        For
8.     Appoint Mr. Jonathan Short as a Director of the Company                      Management   For        For
9.     Re-appoint Deloitte & Touche LLP as the Auditors                             Management   For        For
10.    Authorize the Directors to agree the remuneration of the Auditors            Management   For        For
11.    Approve to renew the Directors' authority to allot shares                    Management   For        For
S.12   Approve to renew the Directors' limited authority to allot shares for cash   Management   For        For
S.13   Approve to renew the authority enabling the Company to buy its own shares    Management   For        For


                                  Page 1 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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BRITISH LAND CO PLC R.E.I.T., LONDON

SECURITY        G15540118               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   13-Jul-2007
ISIN            GB0001367019            AGENDA         701306311 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the report of the Directors and the audited accounts for the YE      Management   For        For
       31 MAR 2007
2.     Declare a final dividend for the YE 31 MAR 2007                              Management   For        For
3.     Re-elect Mr. Robert Bowden as a Director                                     Management   For        For
4.     Re-elect Mr. Colin Cowdery as a Director                                     Management   For        For
5.     Re-elect Mr. John Travers as a Director                                      Management   For        For
6.     Re-appoint Deloitte & Touche LLP as the Auditors                             Management   For        For
7.     Authorize the Directors to fix the remuneration of the Auditors              Management   For        For
8.     Approve the remuneration report                                              Management   For        For
9.     Approve to renew the Directors' authority to allot unissued share capital    Management   For        For
       or convertible securities of the Company, granted by shareholders on
       14 JUL 2006 pursuant to Section 80 of the Companies Act 1985
S.10   Approve to waive the pre-emption rights held by existing shareholders        Management   For        For
       which attach to future issue for cash of equity securities of Company by virtue of Section 89 of the Companies Act 1985
S.11   Authorize the Company to purchase its own shares pursuant to the Articles    Management   For        For
       of Association of the Company
S.12   Amend the Company's Articles of Association to enable the Company to take    Management   For        For
       advantage of new provisions in the Companies Act 2006 enabling communications by electronic means between the Company and its shareholders, including by way of a website
13.    Approve [as required by the Disclosure & Transparency Rules] the Company     Management   For        For
       using electronic means to communicate with its shareholders
14.    Amend The British Land Company Long Term Incentive Plan [the LTIP]           Management   For        For


                                  Page 2 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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NEXITY, PARIS

SECURITY        F6527B126           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   16-Jul-2007
ISIN            FR0010112524        AGENDA         701300004 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD THE PROXY CARD   Non-Voting
       DIR-ECTLY TO THE SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE-TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS AND
       DIRECTIONS. THE FOLLOWING-APPLIES TO NON-RESIDENT SHAREOWNERS: PROXY
       CARDS: VOTING INSTRUCTIONS WILL B-E FORWARDED TO THE GLOBAL CUSTODIANS
       THAT HAVE BECOME REGISTERED INTERMEDIARIE-S, ON THE VOTE DEADLINE DATE. IN
       CAPACITY AS REGISTERED INTERMEDIARY, THE GLOB-AL CUSTODIAN WILL SIGN THE
       PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN. IF Y-OU ARE UNSURE WHETHER
       YOUR GLOBAL CUSTODIAN ACTS AS REGISTERED INTERMEDIARY, P-LEASE CONTACT
       YOUR REPRESENTATIVE.
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 23 JUL 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.     Approve, conditional upon the adoption of the Resolutions 2, 3 and 4, that   Management   For        For
       the double voting right shall be cancelled to all shares which have been held in a registered account in the name of the same shareholder for at least 2 years; and amend Article Number 10 of the By Laws
2.     Acknowledge the Contribution Agreement between CNCE and Nexity; and          Management   For        For
       approve, conditional upon the adoption of the Resolutions 3 and 4, all the terms of the Contribution Agreement, the valuation of the contribution and consideration for it
3.     Authorize the Board of Directors, conditional upon the adoption of           Management   For        For
       Resolution 4, to increase on one or more occasions, in France or abroad, the share capital to a maximum amount of EUR 5, by issuance of shares and or debt securities
4.     Approve the valuation of the contribution and the consideration for it and   Management   For        For
       authorize the Board of Directors to tale all necessary and accomplish all necessary formalities
5.     Acknowledge the Contribution Agreement between CNCE and Nexity; approve      Management   For        For
       all the terms of the Contribution Agreement, the valuation of the contribution and consideration for it and the cancellation of the double voting right; and amend Article Number 10 of the By Laws
6.     Amend Article Numbers 6 and 7 of the By Laws                                 Management   For        For
7.     Authorize the Board of Directors, in supersession of the fraction unused     Management   For        For
       of the authorization granted by the shareholders' meeting of 31 MAY 2005 in its Resolution 5, to grant, for free, on one or more occasions, existing or future shares, in favor of the employees or the Corporate
       Officers of the Company and the related Companies; [Authority expires at the end a 14-month period]; they may not represent more than 1% of the share capital; and to take all necessary measures and accomplish all necessary formalities


                                  Page 3 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

8.     Grant full powers to the bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meeting to carry out all fillings, publications and other formalities prescribed By law


                                  Page 4 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   03-Sep-2007
ISIN            LU0122624777        AGENDA         701346531 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve to change the location of Registered Office to Capellen              Management   For        For
2.     Amend Article 2, regarding Registered Office                                 Management   For        For
3.     Amend Article 20, regarding convening of the AGM                             Management   For        For
4.     Amend Article 26: Action to be taken if aggregate rights of                  Management   Against    Against
       shareholders exceed or fall below certain thresholds
5.     Transact other business                                                      Management   Against    Against


                                  Page 5 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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LIFESTYLE INTERNATIONAL HOLDINGS LTD

SECURITY        G54856102           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   25-Sep-2007
ISIN            KYG548561029        AGENDA         701361317 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve, subject to and conditional upon the Listing Committee of The        Management   For        For
       Stock Exchange of Hong Kong Limited granted the listing of, and permission to deal in, the Subdivided Shares [as specified] in issue and the Subdivided Shares to be issued pursuant to the exercise of options granted or to be granted under the Share Option Scheme of the Company adopted on 27 MAR 2004 [the Share Option Scheme], to sub-divide each of the issued and unissued shares of HKD 0.01 each [the Existing Shares] in the share capital of the Company [Share Subdivision] into 2 shares of HKD
       0.005 each [the Subdivided Shares] and authorize the Directors of the
       Company [the Directors] to issue new share certificates in respect of the
       Subdivided Shares to holders of the shares of the Company and to do all things and execute all documents as they shall in their absolute discretion deem necessary or expedient in connection with or incidental to the share subdivision
2.     Approve, subject to and conditional upon the passing of Resolution 1 and     Management   For        For
       the Share Subdivision becoming effective: to revoke the general mandate granted to the Directors to exercise the powers of the Company to repurchase issued shares of the Company of HKD 0.01 each as approved by the shareholders of the Company at the AGM of the Company held on 23 APR
       2007 [but without prejudice to any exercise of such mandate prior to the passing of this resolution]; and authorize the Directors of the Company, in addition to any authorization given to the Directors, to repurchase shares of the Company, during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on share repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the share capital in issue and fully paid-up immediately upon the share subdivision becoming effective and the said approval be limited accordingly; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable law to be held]
3.     Approve, conditional upon Resolution 2 [as specified] being passed and       Management   For        For
       becoming unconditional, to extend the general mandate granted to the
       Directors to exercise the powers of the Company to allot, issue and otherwise deal with additional ordinary shares of the Company as approved by the shareholders of the Company at the AGM of the Company held on 23
       APR 2007, by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company purchased by the
       Company under the authority granted pursuant to Resolution 2, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue immediately upon the Share
       Subdivision becoming effective


                                  Page 6 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

4.     Approve the grant of option [the Option] to Mr. Lau Luen-hung, Thomas,       Management   For        For
       which will entitle him to subscribe for 8,510,000 Existing Shares or
       [subject to the passing of Resolution 1 above] 17,020,000 Subdivided
       Shares pursuant to the Share Option Scheme on the specified terms and conditions; and authorize any one Director to do all such acts and/or execute all such documents as may be necessary or expedient in order to give full effect to the grant of the Option


                                  Page 7 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   05-Oct-2007
ISIN            LU0122624777        AGENDA         701357609 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 412546 DUE TO CHANGE     Non-Voting
       IN TH-E MEETING DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.
1.     Approve to transfer the Registered Office of the Company to Capellen         Management   For        For
2.     Amend the first paragraph of the Article 2 of the Bye-Laws as specified      Management   For        For
3.     Amend the first paragraph of the Article 20 of the Bye-Laws as specified     Management   For        For
4.     Amend the Article 26 of the Bye-Laws as specified                            Management   Against    Against
5.     Transact other business                                                      Management   Against    Against


                                  Page 8 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   05-Oct-2007
ISIN            LU0122624777            AGENDA         701359398 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve the acquisitions of own shares                                       Management   Against    Against
2.     Approve the shares repurchase program                                        Management   Against    Against
3.     Miscellaneous                                                                Non-Voting
       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN CUT-OFF DATE.           Non-Voting
       PLEASE ALSO-NOTE THE NEW CUTOFF DATE IS 24 SEP 2007. IF YOU HAVE
       ALREADY SENT IN YOUR VOT-ES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGI-NAL INSTRUCTIONS. THANK YOU.


                                  Page 9 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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KEPPEL LAND LTD

SECURITY        V87778102           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   11-Oct-2007
ISIN            SG1R31002210        AGENDA         701373932 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve the sale by Boulevard Development Pte Ltd [Boulevard], an indirect   Management   For        For
       wholly-owned subsidiary of the Company, of its one-third interest in the property known as 'One Raffles Quay' [the 'Property'] to be effected via the sale of Boulevard's entire holding of one-third of the issued shares
       [the 'Sale Shares'] in the capital of One Raffles Quay Pte Ltd [ORQPL], the owner and developer of the property, and an assignment of the shareholder's loans and accrued interest [if any] thereon [the
       'Shareholder's Loan'] extended by Boulevard to ORQPL, at the consideration for the sale shares and the consideration for the assignment of the shareholder's loan as respectively set out in, and upon the terms and subject to the conditions of, the Share Purchase Agreement [the 'Share
       Purchase Agreement'] dated 30 JUL 2007 made between i) Boulevard, as vendor, ii) Keppel Land Properties Pte Ltd [a wholly-owned subsidiary of the Company], as guarantor, and iii) RBC Dexia Trust Services Singapore
       Limited [in its capacity as trustee of K-REIT Asia], as purchaser, as specified; and in conjunction with the sale, the acquisition by the
       Company and/or such of its subsidiaries as it may designate [collectively, the 'Keppel Land Group'] pursuant to the placement [as specified] of such number of new units of K-REIT Asia to be offered and placed by K-REIT Asia to the Keppel Land Group under a proposed equity fund raising exercise by
       K-REIT Asia, with the intent that the Keppel Land Group shall immediately following K-REIT Asia's equity fund raising exercise, maintain its percentage unit holding in K-REIT Asia immediately post K-REIT Asia's equity fund raising exercise at the equivalent level held by it immediately prior to such exercise; and authorize the Directors of the
       Company to do and complete all such acts, deeds, documents and things as may be considered necessary or expedient for the purposes of giving effect
       [as the case requires] to either of the aforesaid transactions and/or this resolution


                                 Page 10 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

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WING TAI HOLDINGS LTD

SECURITY        V97973107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Oct-2007
ISIN            SG1K66001688            AGENDA         701386446 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the Audited accounts for the FYE 30 JUN 2007 and the       Management   For        For
       reports of the Directors and Auditors thereon

2.     Declare a First and Final Dividend of 3 cents per share, a Special           Management   For        For
       Dividend of 5 cents per share and a Special Rights Dividend of 25 cents per share, less 18% Singapore income tax for the FYE 30 JUN 2007

3.     Approve Directors' fees of SGD 321,258 for the FYE 30 JUN 2007               Management   For        For

4.     Re-elect Mr. Lee Kim Wah as a Director, who is retiring under Article 107    Management   For        For
       of the Company's Articles of Association

5.     Re-elect Mr. Loh Soo Eng as a Director, who is retiring under Article 107    Management   For        For
       of the Company's Articles of Association

6.     Re-elect Mr. Paul Tong Hon To as a Director, who is retiring under Article   Management   For        For
       117 of the Company's Articles of Association

7.     Re-appoint PricewaterhouseCoopers as the Auditors of the Company and         Management   For        For
       authorize the Directors to fix their remuneration

8.     Re-appoint Mr. Phua Bah Lee as a Director to hold office until the next      Management   For        For
       AGM pursuant to Section 153[6] of the Companies Act [Chapter 50]

9.     Re-appoint Mr. Lee Han Yang as a Director to hold office until the next      Management   For        For
       AGM pursuant to Section 153[6] of the Companies Act [Chapter 50]

10.    Authorize the Directors, pursuant to Section 161 of the Companies Act,       Management   For        For
       Chapter 50 and the Listing Rules of the Singapore Exchange Securities
       Trading Limited, to issue shares and convertible securities in the capital of the Company [shares] whether by way of rights, bonus or otherwise at any time to such persons and upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit, not exceeding 50% of the issued share capital of the Company, of which the aggregate number of shares and securities to be issued other than on a pro rota basis to the shareholders of the Company, not exceeding 20% of the
       Company's issued share capital, after adjusting for new shares arising from the conversion of convertible securities or share options on issue at the time this resolution is passed and any subsequent consolidation or subdivision of the Company's shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next
       AGM of the Company is required by law to be held]


                                 Page 11 of 71                       29-Jul-2008

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11.    Authorize the Directors of the Company, pursuant to Section 161 of the       Management   Against    Against
       Companies Act, Chapter 50, to exercise full powers of the Company to issue and allot shares in the Company pursuant to the exercise of options granted in connection with or pursuant to the terms and conditions of the
       Wing Tai Holdings Limited [2001] Share Option Scheme approved by
       Shareholders of the Company in general meeting on 31 AUG 2001 and as may be amended from time to time [the 2001 Scheme] and, pursuant to the 2001
       Scheme, to make and grant offers, agreements and options which would or may require shares to be issued and allotted, whether during the continuance of this authority or thereafter, upon such terms and conditions as the Directors may in their absolute discretion deem fit
       Transact any other business                                                  Non-Voting


                                 Page 12 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
WING TAI HOLDINGS LTD

SECURITY        V97973107           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   30-Oct-2007
ISIN            SG1K66001688        AGENDA         701386523 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Authorize the Directors of the Company [Directors], for the purposes of      Management   For        For
       the Companies Act, Chapter 50 of Singapore [Companies Act], to purchase or otherwise acquire issued ordinary shares of the Company [Shares] not exceeding in aggregate the maximum limit [as specified], at such price(s)
       as may be determined by the Directors from time to time up to the maximum price [as specified], whether by way of: i) market purchase(s) [each a
       Market Purchase] on the Singapore Exchange Securities Trading Limited
       [SGX-ST]; and/or ii) off-market purchase(s) [each an Off-Market Purchase]
       in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the
       SGX-ST as may for the time being be applicable, generally and unconditionally [Share Purchase Mandate]; [Authority expires the earlier of the next AGM of the Company is held or is required by law to be held];
       authorize the Directors and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this resolution


                                 Page 13 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
HANG LUNG PPTYS LTD

SECURITY        Y30166105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   05-Nov-2007
ISIN            HK0101000591            AGENDA         701384377 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and approve the financial statements and reports of the Directors    Management   For        For
       and the Auditors for the YE 30 JUN 2007
2.     Declare a final dividend recommended by the Directors                        Management   For        For
3.A    Re-elect Mr. Ronnie C. Chan as a Director                                    Management   For        For
3.B    Re-elect Mr. William P.Y. Ko as a Director                                   Management   For        For
3.C    Re-elect Mr. Terry S. Ng as a Director                                       Management   For        For
3.D    Authorize the Board of Directors to fix Directors' fees                      Management   For        For
4.     Re-appoint KPMG as the Auditors of the Company at a fee to be agreed with    Management   For        For
       the Directors
5.A    Authorize the Directors of the Company, during the relevant period [as       Management   For        For
       specified] to purchase its shares in the capital of the Company on The
       Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange recognized for this purpose by the Securities and Futures
       Commission and the Stock Exchange under the Hong Kong Code on Share
       Repurchases, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]
5.B    Authorize the Directors of the Company, pursuant to Section 57B of the       Management   Against    Against
       Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this Resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this
       Resolution, and the said approval shall be limited accordingly, otherwise than pursuant to i) a Rights Issue [as specified]; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company
5.C    Authorize the Directors of the Company to exercise the powers of the         Management   Against    Against
       Company referred to in Resolution 5.B, in respect of the share capital of the Company referred to in such Resolution
       Any other business                                                           Non-Voting


                                  Page 14 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
S P SETIA BHD

SECURITY        Y8132G101           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   05-Nov-2007
ISIN            MYL8664OO004        AGENDA         701390255 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Authorize the Directors of the Company, subject to the approval-             Management   For        For
       in-principle of Bursa Malaysia Securities Berhad [ "Bursa Securities "]
       for the admission of the warrants to the Official List of Bursa Securities and the listing and quotation of the warrants and all the new S P Setia
       Shares to be issued pursuant to the exercise of the warrants on the Main
       Board of Bursa Securities, a] to issue MYR 500,000,000 nominal value of
       2.00% redeemable serial bonds ["Bonds"] with 168,151,302 detachable provisional rights to allotment of Warrants to Aseambankers Malaysia
       Berhad ["Aseambankers"] and United Overseas Bank [Malaysia] Bhd ["UOB"]
       [Aseambankers and UOB are collectively hereinafter referred to as the
       "Primary Subscribers"] on a "bought deal" basis in the following manner:
       i] the Primary Subscribers will subscribe for the entire issue of the
       Bonds and provisional rights to allotment of 168,151,302 Warrants; ii] the
       Primary Subscribers will place out all or part of the Bonds to persons falling within the categories of persons under Schedule 6 or Section
       229[1][b], Schedule 7 or Section 230[1][b] and Schedule 9 or Section
       257[3] of the Capital Markets and Services Act 2007 [as amended from time to time], subject to the selling restrictions set out in a trust deed to be executed between the Company and the trustee for the Bonds ["Trust
       Deed"]; and iii] the Primary Subscribers will offer for sale the provisional rights to allotment of Warrants to the existing shareholders of the Company on a renounceable rights basis of 1 Warrant for 4 S P Setia
       Shares held on a date and at an offer price for the warrants to be determined, wherein each warrant will carry the right to subscribe, at any time during the period commencing 5 years from the date of allotment and issue of the warrant, for 1 new S P Setia Share at an exercise price to be determined and announced by the Board of Directors of the Company
       ["Exercise Price"] and subject to the provisions and adjustments contained in a deed poll to be executed by the Company constituting the Warrants
       ["Deed Poll"]; any Warrants representing fractional entitlements will be disregarded and will be dealt with in such manner as the Board of
       Directors of the Company and the Primary Subscribers may in their absolute discretion think expedient; b] contingent upon the issuance of the Bonds, to allot and issue the warrants and/or to adjust, from time to time, the
       Exercise Price and/or the par value of the new S P Setia Share under the
       Deed Poll and to allot and issue such appropriate number of additional warrants ["Additional Warrants"], if any, as a consequence of the adjustment of the Exercise Price or the number of warrants in accordance with the provisions in the Deed Poll and/or modifications, variations and/or amendments as may be imposed or permitted by the Securities
       Commission, Bursa Securities and any other relevant authorities, parties or otherwise; and c] to allot and issue new S P Setia Shares credited as fully paid-up arising from the exercise by the holders of the warrants and/or the Additional Warrants [as the case may be] to subscribe for new S
       P Setia Shares at the Exercise Price or such price as may be adjusted under the Deed Poll which upon allotment and issue, shall rank pari passu in all respects with the then existing S P Setia Shares save and except that they shall not be entitled to any dividends, rights, allotments and/or other


                                  Page 15 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

       distributions, the entitlement date [being the date as at the close of business on which the shareholders of the Company must be registered in order to be entitled to any dividends, rights, allotments and/or other distributions] of which is prior to the date of allotment and issue of the
       S P Setia Shares; and to complete and give effect to the Proposed Bonds with warrants Issuance and the Proposed Offer for sale and to do all acts and things for and on behalf of the Company as the Directors may consider necessary or expedient with full power to: a] execute the Deed Poll constituting the Warrants, the Trust Deed and any other agreements in relation to the Proposed Bonds with Warrants Issuance and the Proposed
       Offer for Sale [including but not limited to the subscription agreement, the depository and paying agency agreement, the issuing agency agreement]
       and such other agreements, deeds, instruments and/or arrangements including any supplementary or variation agreements and documents in connection with or to give full effect to and complete the Proposed Bonds with Warrants Issuance and Proposed Offer for Sale; and b] assent to any conditions, modifications, variations and/or amendments as may be imposed or permitted by Bursa Securities and any other relevant authorities or as may be deemed necessary by the Directors in the best interest of the
       Company and to finalize, implement or to give full effect to any such modifications, variations and/or amendments thereto and to deal with all matters relating thereto and to take all steps and do all acts and things in any manner as they may deem necessary and/or expedient to finalize, implement, to give full effect to and complete the Proposed Bonds with
       Warrants Issuance and the Proposed Offer for Sale; approve, adopt and ratify all previous actions taken by the Directors of the Company for the purpose of or in connection with the Proposed Bonds with Warrants Issuance and the Proposed Offer for Sale; approve the affixation of the Company's
       Common Seal onto all relevant agreements and documents to be executed or entered into for the purpose of or in connection with the Proposed Bonds with warrants Issuance and the Proposed Offer for sale, in accordance with the provisions of the Company's Articles of Association
2.     Authorize the Company, subject to the approval of Bursa Securities for the   Management   For        For
       admission, listing and quotation of the Bonus Shares, to capitalize up to a total sum of approximately MYR 252,227 million from the Company's share premium account ["Amount"], and to apply the amount towards payment in full at par for the Bonus Shares and to allot and issue the Bonus Shares
       [336,302,604] credited as fully paid up to all shareholders of the Company whose names appear in the Record of Depositors of the Company at the close of business on the entitlement date to be determined by the Board of
       Directors of the Company ["Entitlement Date"] on the basis of 1 Bonus
       Share for every 2 existing S P Setia Shares held as at the Entitlement
       Date and that the Bonus Shares which shall be listed and quoted on the
       Main Board of Bursa Securities shall, upon issuance and allotment, rank pari passu in all respects with the existing issued and paid up S P Setia
       Shares, save and except that they shall not be entitled to any dividends, rights, allotments and/or distributions, the entitlement date of which is prior to the date of allotment and issue of the Bonus Shares: and authorize the Directors of the Company: a) to disregard any fractional entitlements or fraction of a Bonus Share under the Proposed Bonus Issue when determining the shareholders' entitlements and such fractions thereof shall be dealt with in such manner as the Directors in their absolute discretion deem fit and in the interest of the Company; b) to do all acts, deeds, and things and to execute, sign, enter, deliver and/or cause to be delivered on behalf of the Company all such documents, commitments, transactions, indemnities and/or


                                  Page 16 of 71                      29-Jul-2008

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       undertakings as may be necessary or expedient to give effect and complete the Proposed Bonus Issue; c) to assent to any conditions, modifications, variations and/or amendments to the terms of the Proposed Bonus Issue as may be required by the relevant authorities and/or any relevant parties or in such manner as the Directors may in their discretion deem fit for the benefit of the Company; and d) to take all steps that they consider necessary in connection with the Proposed Bonus Issue


                                  Page 17 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
MINERVA PLC

SECURITY        G6139T100               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   15-Nov-2007
ISIN            GB0005953681            AGENDA         701384810 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the report of the Directors, the annual accounts and the   Management   For        For
       Auditors' report thereon for the YE 30 JUN 2007
2.     Approve the remuneration report as specified in the annual report and        Management   For        For
       accounts
3.     Re-appoint Mr. John Matthews as a Director of the Company                    Management   For        For
4.     Re-appoint Mr. John McNeil as a Director of the Company                      Management   For        For
5.     Re-elect Mr. Salmaan Hasan as a Director of the Company                      Management   For        For
6.     Re-elect Mr. Clive Richards as a Director of the Company                     Management   For        For
7.     Re-elect Mr. Christopher Sheridan as a Director of the Company               Management   For        For
8.     Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company,        Management   For        For
       until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the Directors to determine their remuneration
9.     Authorize the Directors to allot relevant securities, pursuant to Section    Management   For        For
       80 of the Companies Act 1985 [the Act], up to an aggregate nominal amount of GBP 13,431,197; [Authority expires the earlier of the Company's next
       AGM or 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.10   Authorize the Directors, subject to the passing of Resolution 9 and          Management   For        For
       pursuant to Section 95 of the Act, to allot equity securities [Section 94 of the Act] pursuant to the authority conferred by Resolution 9 for cash, disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities:
       a) in connection with a rights issue in favor of ordinary shareholders; b)
       up to an aggregate nominal amount of GBP 2,014,679; [Authority expires the earlier of the next AGM of the Company or 15 months]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.11   Authorize the Company, for the purpose of Section 166 of the Act, to make    Management   For        For
       1 or more market purchases [Section 163(3) of the Act] of up to 24,160,038 ordinary shares of 25 pence each in the capital of the Company, at a minimum price of 25 pence per share [exclusive of expenses] and up to 105%
       of the average middle market quotations for such shares derived from the
       London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2008 or 15 months]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry


                                  Page 18 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   23-Nov-2007
ISIN            BMG524401079            AGENDA         701400169 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.I    Re-elect Mr. Chan Wai Ming, William as a Director                            Management   For        For
1.II   Re-elect Mr. Ku Moon Lun as a Director                                       Management   For        For
1.III  Re-elect Mr. Qian Shaohua as a Director                                      Management   For        For
2.     Approve and ratify the Agreements [as specified] and the transactions        Management   For        For
       contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the
       Agreements and the transactions contemplated thereunder


                                  Page 19 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
ICADE SA, 75019 PARIS

SECURITY        F4609H103               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   30-Nov-2007
ISIN            FR0010308841            AGENDA         701409888 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       "French Resident Shareowners must complete, sign and forward the Proxy       Non-Voting
       Card di-rectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The followi-ng applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions wil-l be forwarded to the Global Custodians that have become Registered Intermedia-ries, on the Vote Deadline Date. In capacity as Registered Intermediary, the G-lobal Custodian will sign the
       Proxy Card and forward to the local custodian. I-f you are unsure whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
O.1    Ratify the appointment Mr. Serge Grzybowski as a Director                    Management   For        For
E.2    Acknowledge the merger agreement of ICADE into ICADE EMGP agreed upon        Management   For        For
       pursuant to a merger agreement signed on 25 SEP 2007, providing for the contributions by the Company pursuant to a merger of all of its assets, with the corresponding taking-over of all its liabilities; approve all the provisions of this merger agreement; the net asset accounting is of EUR
       1,251,108,959.00; the shareholders' meeting, after having taken note of the contribution agreement between ICADE and ICADE EMGP, all the terms of the contribution agreement, the valuation of the contribution and the consideration for it; consequently, the shareholders' meeting decides to increase the share capital by the creation of 46,706,418 new full paid-up shares of a par value of EUR 1.52 each, to be distributed among the shareholders of the acquired Company, according to an exchange ratio of 1
       ICADE EMGP Share against 2 ICADE Shares; the ICADE Company holds 208,000 of its own shares in even will not be exchange for shares of the adsorbent
       Company and will be cancelled; the difference between the amount of the net assets contributed of EUR 1,251,108,959.00 and the nominal amount of the issuance of the new share of EUR 71,203,475.36, estimated at EUR
       1,179,905,483.64, will form the merger premium credited to the merger premium account
E.3    Approve, conditionally on the approval of the merger, that the capital       Management   For        For
       increase shall be definitively completed and that consequently the amalgamation-merger of ICADE shall be final and that the said Company shall be dissolved without liquidation at the closing of the present meeting
E.4    Approve, conditionally on the approval of the Resolutionsr 2 and 3, to       Management   For        For
       delegate all powers to Mr. Serge Grzyowski to take all necessary measures and accomplish all necessary formalities for the realization of the merger
E.5    Grant full powers to the bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meeting to carry out all filings, publications and other formalities prescribed by law


                                 Page 20 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109          MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE   21-Dec-2007
ISIN            IT0003745889       AGENDA         701414776 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 22 DEC 2007 AT 09 AM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVIS-ED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS-CANCELLED. THANK YOU.
1.     Amend the Articles 1 and 4 of the Company                                    Management   For        For
2.     Amend the Articles 4 and 16.7 of the Company and any adjournment thereof     Management   For        For


                                 Page 21 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
CHINA OVERSEAS LAND & INVESTMENT LTD

SECURITY        Y15004107          MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE   27-Dec-2007
ISIN            HK0688002218       AGENDA         701423105 -  Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve and ratify the shareholders Agreement [as specified], and the        Management   For        For
       transactions contemplated thereunder and implementation thereof; and
       authorize any one Director of the Company and on behalf of the Company to execute all such documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the shareholders' Agreement and the transactions contemplated thereunder including the affixing of
       Common Seal thereon


                                 Page 22 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   07-Jan-2008
ISIN            IT0003745889            AGENDA         701428725 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 08 JAN 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VA-LID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YO-UR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
       MEETING IS CANCELLED.-THANK YOU.
1.     Approve the authorization of Buy Back; any adjournment thereof               Management   For        For


                                 Page 23 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   21-Feb-2008
ISIN            BMG524401079            AGENDA         701453398 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve and ratify the Framework Reorganization Agreement as amended by      Management   For        For
       the Amendment Agreement [as specified] and the transaction contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the
       Framework Reorganization Agreement as amended by the Amendment Agreement and the transactions contemplated thereunder


                                 Page 24 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   22-Feb-2008
ISIN            LU0122624777            AGENDA         701463628 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO      Non-Voting
       ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY
       CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK YOU
       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 444107 DUE TO CHANGE     Non-Voting
       IN VO-TING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.
1.     Modification of the program of buy back of shares by OGM of the Company      Non-Voting
       held o-n 05 OCT 2007: minimal and maximal amount of buy back of shares is
       25 25 EUR a-nd 200 EUR per one share; amount of callable shares is 10%
       from current share-capital as at the date of AGM; program of buy back of shares will last 18 mont-hs from the date of AGM
2.     Miscellaneous                                                                Non-Voting


                                 Page 25 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
S P SETIA BHD

SECURITY        Y8132G101               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   27-Feb-2008
ISIN            MYL8664OO004            AGENDA         701454439 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.                                  Non-Voting
1.     Receive and adopt the audited financial statements of the Company for the    Management   For        For
       FYE 31 OCT 2007 together with the reports of the Directors and Auditors thereon
2.     Declare a final dividend of 15 sen less 26% tax in respect of the FYE 31     Management   For        For
       OCT 2007
3.     Re-elect Mr. Tan Sri Abdul Rashid bin Abdul Manaf as a Director, who         Management   For        For
       retire in accordance with Article 93 of the Company's Articles of
       Association
4.     Re-elect Mr. Datuk Ismail bin Adam as a Director, who retire in accordance   Management   For        For
       with Article 93 of the Company's Articles of Association
5.     Re-elect Mr. Yap Kok Weng as a Director, who retire in accordance with       Management   For        For
       Article 93 of the Company's Articles of Association
6.     Re-elect Mr. Chang Khim Wah as a Director, who retire in accordance with     Management   For        For
       Article 98 of the Company's Articles of Association
7.     Re-elect Mr. Teow Leong Seng as a Director, who retire in accordance with    Management   For        For
       Article 98 of the Company's Articles of Association
8.     Re-appoint Moores Rowland as the Auditors for the ensuing year and           Management   For        For
       authorize the Board of Directors to fix their remuneration
9.     Authorize the Company, subject to the Listing Requirements of Bursa          Management   For        For
       Malaysia Securities Berhad, and its subsidiaries [S P Setia Group] to enter into and give effect to specified recurrent related party transactions of a revenue or trading nature of the Group with specified classes of Related Parties as defined in the Listing Requirements of Bursa
       Malaysia Securities Berhad and as specified in Section 2.13 (A) to (C)
       which are necessary for the day to day operations in the ordinary course of business and are carried out at arms' length basis on normal commercial terms of the S P Setia Group on terms not more favorable to the Related
       Parties than those generally available to the public and are not detrimental to minority shareholders of the Company; [Authority expires until the conclusion of the next AGM of the Company; or the expiration period within which the next AGM after the date it is required to be held pursuant to Section 143(1) of the Companies Act 1965 [Act]] [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act]; and authorize the Directors of the Company to complete and do all such acts and things as they may consider necessary or expedient in the best interest of the Company [including executing all such documents as may be required] to give effect to the transactions contemplated and/or authorize by this resolution
10.    Authorize the Company, subject always to the Listing Requirements of Bursa   Management   For        For
       Malaysia Securities Berhad, and its subsidiaries [S P Setia Group] to enter into and give effect to specified recurrent related party transactions of a revenue or trading nature of the Group with specified classes of Related Parties as defined in the Listing Requirements of Bursa
       Malaysia Securities Berhad and as specified 2008 which are necessary for


                                 Page 26 of 71                       29-Jul-2008

                           INVESTMENT COMPANY REPORT

       the day to day operations in the ordinary course of business and are carried out at arms' length basis on normal commercial terms of the S P
       Setia Group on terms not more favorable to the related parties than those generally available to the public and are not detrimental to minority shareholders of the Company; [Authority expires until the conclusion of the next AGM of the Company; or the expiration period within which the next AGM after the date it is required to be held pursuant to Section
       143(1) of the Companies Act, 1965 [Act] [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act]; and
       authorize the Directors of the Company to complete and do all such acts and things as they may consider necessary or expedient in the best interest of the Company[including executing all such documents as may be required] to give effect to the transactions contemplated and/or authorize by this resolution
S.11   Amend the Articles of Association of the Company as specified                Management   For        For
       Transact any other business                                                  Non-Voting


                                 Page 27 of 71                       29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS

SECURITY        F5396X102               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   04-Apr-2008
ISIN            FR0000121964            AGENDA         701472716 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                           Non-Voting
       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD THE PROXY CARD   Non-Voting
       DIR-ECTLY TO THE SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE-TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS AND
       DIRECTIONS. THE FOLLOWING-APPLIES TO NON-RESIDENT SHAREOWNERS: PROXY
       CARDS: VOTING INSTRUCTIONS WILL B-E FORWARDED TO THE GLOBAL CUSTODIANS
       THAT HAVE BECOME REGISTERED INTERMEDIARIE-S, ON THE VOTE DEADLINE DATE. IN
       CAPACITY AS REGISTERED INTERMEDIARY, THE GLOB-AL CUSTODIAN WILL SIGN THE
       PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN. IF Y-OU ARE UNSURE WHETHER
       YOUR GLOBAL CUSTODIAN ACTS AS REGISTERED INTERMEDIARY, P-LEASE CONTACT
       YOUR REPRESENTATIVE
O.1    Receive the reports of the Executive Committee, and the Auditors, approve    Management   For        For
       the Company's financial statements for the YE in 2007, as presented, the annual accounts of this FYE in a profit of EUR 300,872,009.21
O.2    Receive the reports of the Executive Committee, and the Auditors and         Management   For        For
       approve the consolidated financial statements for the said financial year, in the form presented to the meeting, the accounts of this FYE in a profit of EUR 230,952,000.00
O.3    Receive the special report of the Auditors on agreements governed by         Management   For        For
       Article L.225-86 of the French Commercial Code, and approve the agreements entered into or which remained in force during the FY
O.4    Approve the appropriation of the profits as follows: profits for the FY:     Management   For        For
       EUR 300,872,009.21; legal reserve: EUR 923,284.58; balance available for distribution of EUR 299,948,724.63; retained earnings of EUR
       302,963,527.23, distributable incomes: EUR 602,912,251.86; dividends: EUR
       173,115,858.75; the retained earnings EUR 429,796,393.11 in the event that the Company holds some of its own shares shall be allocated to the retained earnings account; as required By Law, it is reminded that, for the last 3 financial years, the dividends paid, were as specified; EUR
       0.77 for FY 2004, EUR 0.90 for FY 2005, EUR 1.07 for FY 2006
O.5    Approve that the dividend payment will be carried out in cash or in shares   Management   For        For
       as per the following conditions: reinvestment period will be effective from 14 APR 2008 to 25 APR 2008; the new shares will be created with dividend rights as on 01 JAN 2008; and at the close of the subscription period, the shareholders will receive the dividend payment in cash, on 07
       MAY 2008; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities
O.6    Approve to renew the appointment of Mr. M. Alain Papiasse as the Member of   Management   For        For
       the Supervisory Board for a 3-year period
O.7    Approve to renew the appointment of Mr. M. Jerome Bedier as the Member of    Management   For        For
       the Supervisory Board for a 3-year period
O.8    Approve to renew the appointment of Mr. M. Francois Demon as the Member of   Management   For        For
       the Supervisory Board for a 3-year period


                                 Page 28 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

O.9    Approve to award the total annual fees of EUR 270,000.00 to the              Management   For        For
       Supervisory Board
O.10   Authorize the Executive Committee to trade in the Company's shares on the    Management   For        For
       stock market, subject to the conditions: maximum purchase price: EUR
       60.00, maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 830,956,080.00;
       [Authority expires on 18-month period]; it supersedes, for the fraction unused, the authorization granted by the shareholders meeting of 05 APR
       2007 in its Resolution No. 9; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities
E.11   Grants all powers to the Executive Committee to reduce the share capital,    Management   For        For
       on 1 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with Stock Repurchase
       Plans, up to a maximum of 10% of the share capital over a 24-month period;
       [Authority expires on 26-month period]; this delegation of powers supersedes, for the fraction unused, any and all earlier delegations to the same effect; the shareholders' meeting delegates all powers to the
       Executive Committee to take all necessary measures and accomplish all necessary formalities
E.12   Amend the Articles of Association of the Company in accordance with the      Management   For        For
       legislation and the regulations in force, in particular with the modifications introduced by the Decree N 2006-1566 of 11 DEC 2006, modifying the Decree N 67-236 of 23 MAR 1967 on trading Companies; to amend the Article26 of the Articles of Association of the Company
E.13   Grant full powers to the Bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meeting to carry out all filings, publications and other formalities prescribed by-Law


                                 Page 29 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ICADE SA, PARIS

SECURITY        F30198109               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   16-Apr-2008
ISIN            FR0000035081            AGENDA         701485268 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       French Resident Shareowners must complete, sign and forward the Proxy Card   Non-Voting
       dir-ectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered Intermediar-ies, on the Vote Deadline Date. In
       capacity as Registered Intermediary, the Gl-obal Custodian will sign the
       Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
O.1.   Receive the reports of the Board of Directors and the Auditors; approve      Management   For        For
       the Company's financial statements for the YE in 31 DEC 2007 as presented and showing income of EUR 72,714,083.85; and there were no expenses and charges that were not tax deductible
O.2.   Receive the special report of the Auditors on agreements governed by         Management   For        For
       Articles L.225.38 and sequence of the French Commercial Code, the said report and the agreements referred to therein
O.3.   Approve the separation pay granted to Sergegrzybowski, the Chairman and      Management   For        For
       the Managing Director, by the Board of 13 FEB 2008, in the event of a cancellation and if the terms linked to the performances of the beneficiary are carried out; this separation pay is also due if the
       Chairman and the Managing Director's term of office is sending consecutively to its term of office as Director
O.4.   Grant permanent discharge to the Chairman and the Managing Director and to   Management   For        For
       the Directors for the performance of their duties during the said FY
O.5.   Approve the appropriate the income for the FY as follows; income for FY:     Management   For        For
       EUR 72,714,083.85, allocation to the legal reserve: a negative result of
       EUR 3,635,704.19, retained earnings: EUR 8,591,028.10 i.e. a distributable income of EUR 77,669,407.76 withdrawal from the other reserves EUR
       51,935,750.92 withdrawal from the merger premium: EUR 30,274,626.32;
       dividends: EUR 159,879,785.00; receive a dividend of EUR 3.25 per share, and will entitle for natural persons to the 40% allowance provided by the
       French Tax Code, this dividend will be paid on 30 APR 2008; in the event that the Company holds some of its own shares on the day the dividends are paid, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account as required By law
o.6    Receive the reports of the Board of Directors and the Auditors, and          Management   For        For
       approve the consolidate financial statements for the said FY, in the form presented to the meeting and showing net profit group share of EUR:
       36,900,000.00
o.7    Appoint the Mr. Christian Bouvier as a Director for a 4 year period          Management   For        For
o.8    Appoint Mr. Thierry Gaubert as a Director for a 4 year period                Management   For        For
o.9    Appoint Mr. Dominique Marcel as a Director for a 4 year period               Management   For        For
o.10   Approve to award total annual fees of EUR 300,000.00 to the Board of         Management   For        For
       Directors


                                 Page 30 of 71                       29-Jul-2008

                           INVESTMENT COMPANY REPORT

E.11   Approve the minutes of the special shareholders' meeting of the redeemable   Management   For        For
       bondholders in Icade shares [hereunder the ORA 02 10 92], resolves, consequently to the realization of the merger of Icade Foncieredes Pimonts by Icade [Ex Icade EMGP] on 30 NOV 2007, to replace the term Fonciere Des
       Pimonts by the term issuer in the issuance contract of the ORA 02 10 92
E.12   Approve the consequently to the completion of the merger of Icade Fonciere   Management   For        For
       Des Pimonts by Icade [Ex Icade EMGP]; and to decides to replace the term
       Icade Fonciere Despimonts by the term issuer in the issuance contract of the ORA 02 10 92
E.13   Amend the Article 'early refund of the holders of bonds' of the issuance     Management   For        For
       contract of the ORA 02 10 92
E.14   Approve to replace the Article 'salary' of the issuance contract of the      Management   For        For
       ORA 02 10 92 by a new one
E.15   Approve the consider the minutes of the special shareholders meeting of      Management   For        For
       the redeemable bondholders in Icade shares [hereunder the ORA 01 20 92], resolves, consequently to the realization of the merger of Icade Fonciere
       Des Pimonts by Icade on 30 NOV 2007, to replace the term Fonciere Des
       Pimonts by the term issuer in the issuance contract of the ORA 01 20 92
e.16   Amend the Article 'Entitlement of the shares of the issuer [Fonciere Des     Management   For        For
       Pimonts]' of the issuance contract of the ORA 01 20 92
E.17   Amend the Article 'early refund of the holders of bonds' of the issuance     Management   For        For
       contract of the ORA 01 20 92
E.18   Approve to replace the Article 'salary' of the issuance contract of the      Management   For        For
       ORA 01 20 92 by a new one
E.19   Grant full powers to the Bearer of an original, a copy or extract of the     Management   For        For
       minutes of this meting to cary out all filings, publications and other formalities prescribed By-Law


                                 Page 31 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   22-Apr-2008
ISIN            BMG524401079            AGENDA         701517724 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Approve and ratify the Agreements [as specified] and the transactions        Management   For        For
       contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the
       Agreements and the transactions contemplated thereunder


                                  Page 32 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2008
ISIN            IT0003745889            AGENDA         701502367 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
       MEETING IS CANCELLED-. THANK YOU.
1.     Approve the financial statement at 31 DEC 2007, the Board of Directors,      Management   For        For
       the Auditors and audit firm report, adjournment thereof, consolidated financial statement at 31 DEC 2007
2.     General business                                                             Non-Voting


                                  Page 33 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CITY DEVELOPMENTS LTD, SINGAPORE

SECURITY        V23130111               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   24-Apr-2008
ISIN            SG1R89002252            AGENDA         701506353 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the audited financial statements and the reports of the Directors    Management   For        For
       and Auditors for the YE 31 DEC 2007
2.     Approve to declare a final tax-exempt [1-tier] ordinary dividend of 7.5      Management   For        For
       cents per ordinary share and a special final tax-exempt [1-tier] ordinary dividend of 12.5 cents per ordinary share for the YE 31 DEC 2007 as recommended by the Directors
3.A    Approve the Directors' Fees of SGD 308,000.00 for the YE 31 DEC 2007 [year   Management   For        For
       2006 : SGD 291,124.00] and Audit Committee Fees of SGD 47,500.00 per
       quarter for the period from 1 JUL 2008 to 30 JUN 2009 [period 1 JUL 2007 to 30 JUN 2008: SGD 47,500.00], with payment of the Audit Committee fees to be made in arrears at the end of each calendar quarter
3.B    Approve the additional Directors' fees of SGD 50,000.00 for each Director    Management   For        For
       for the YE 31 DEC2007
4.A    Re-elect Mr. Chow Chiok Hock as a Director, who retires in accordance with   Management   For        For
       the Articles of Association of the Company
4.B    Re-elect Mr. Han Vo-Ta as a Director, who retires in accordance with the     Management   For        For
       Articles of Association of the Company
5.A    Re-appoint Mr. Chee Keng Soon as a Director, pursuant to Section 153(6) of   Management   For        For
       the Companies Act, Chapter 50 of Singapore [the Companies Act], to hold office from the date of this AGM until the next AGM
5.B    Re-appoint Mr. Tang See Chim as a Director, pursuant to Section 153(6) of    Management   For        For
       the Companies Act, Chapter 50 of Singapore [the Companies Act], to hold office from the date of this AGM until the next AGM
6.     Re-appoint Messrs. KPMG as the Auditors and authorize the Directors to fix   Management   For        For
       their remuneration
7.     Authorize the Directors to issue ordinary shares in the capital of the       Management   For        For
       Company whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, 'Instruments'] that might or would require ordinary shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into ordinary shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion, deem fit; and
       [notwithstanding the authority conferred by this ordinary resolution may have ceased to be in force] issue ordinary shares in pursuance of any
       Instrument made or granted by the Directors while this ordinary resolution was in force; provided that: 1) the aggregate number of ordinary shares to be issued pursuant to this ordinary resolution [including ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution but excluding ordinary shares which may be issued pursuant to any adjustments effected under any relevant instrument], does not exceed 50% of the issued ordinary shares in the capital of the Company
       [as calculated in accordance with this resolution], of which the aggregate number of ordinary shares to be issued other than on a pro-rata basis to shareholders of the Company [including ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution


                                  Page 34 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

       but excluding ordinary shares which may be issued pursuant to any adjustments effected under any relevant instrument] does not exceed 20% of the issued ordinary shares in the capital of the Company [as calculated in accordance with this resolution]; 2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of determining the aggregate number of ordinary shares that may be issued under this resolution, the percentage of issued ordinary shares shall be based on the issued ordinary shares in the capital of the Company at the time this resolution is passed, after adjusting for: i) new ordinary shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding and subsisting at the time this resolution is passed; and ii) any subsequent consolidation or subdivision of ordinary shares; 3) in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the
       Listing Manual of the SGX- ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; [Authority expires the earlier at the conclusion of the next AGM of the Company or the date by which the next
       AGM of the Company is required by law to be held]
8.     Authorize the Directors of the Company, for the purposes of Sections 76C     Management   For        For
       and 76E of the Companies Act, to purchase or otherwise acquire issued ordinary shares and/or non-redeemable convertible non-cumulative preference shares [Preference Shares] not exceeding in aggregate the prescribed limit [as hereinafter defined], at such price or prices as may be determined by the Directors of the Company from time to time up to the maximum price [as hereinafter defined], whether by way of: i) market purchases [each a Market Purchase] on the SGX-ST; and/or ii) off-market purchases [each an Off-Market Purchase] effected otherwise than on the
       SGX-ST in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the Company as they may, in their absolute discretion, deem fit, which schemes shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time being be applicable; [Authority expires the earlier at the date on which the next AGM of the Company is held or the date by which the next
       AGM of the Company is required by law to be held]; and authorize the
       Directors to complete and do all such acts and things [including executing such documents as may be required] as they may consider expedient or necessary to give effect to the transactions contemplated by this resolution
9.     Authorize the Directors to offer and grant options in accordance with the    Management   For        For
       provisions of the City Developments Share Option Scheme 2001 [the Scheme]
       and to allot and issue from time to time such number of ordinary shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options granted under the scheme provided that the aggregate number of new ordinary shares to be issued pursuant to the scheme not exceeding 8% of the total number of issued ordinary shares in the capital of the Company from time to time
10.    Authorize the Company, its subsidiaries and its associated companies that    Management   For        For
       are not listed on the SGX-ST, or an approved exchange, over which the
       Company, its subsidiaries and/or its interested person(s), have control, or any of them, for the purpose of Chapter 9 of the Listing Manual of the
       SGX-ST, to enter into any of the transactions falling within the category of interested person transactions, particulars of which are as specified, with any party who is of the class or classes of interested persons specified, provided that such transactions are entered into in


                                  Page 35 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

       accordance with the review procedures for interested person transactions as specified; [Authority expires at the conclusion of the next
       AGM of the Company]; and authorize the Directors of the Company and each of them to complete and do all such acts and things [including executing all such documents as may be required] as they or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT Mandate and/or this resolution
       Transact any other business                                                  Non-Voting


                                  Page 36 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   24-Apr-2008
ISIN            LU0122624777            AGENDA         701531522 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the reports of the Board of Directors and of the statutory           Management   For        For
       Auditors [Reviseurs d' Entreprises]
2.     Approve the consolidated accounts and annual accounts ending on 31 DEC       Management   For        For
       2007
3.     Approve the allocation of the results                                        Management   For        For
4.     Approve the dividend for the annual accounts ending on 31 DEC2007;           Management   For        For
       proposition to allow a gross dividend of EUR 1.40- [ISIN LU0122624777] as for the FY 2007 payable as per Shareholders choice either in cash or in
       Orco Property Group shares, which price will be equal to 90 % of the average closing rate of the last twenty trading sessions before the day of the decision of allocation; 23 APR 2008, reduced by the gross amount of the dividend, that is EUR 1.40; the coupons clipping date will be set on 25 APR 2008
5.     Grant discharge to the members of the Board of Directors and to the          Management   For        For
       statutory Auditors for the YE on 31 DEC 2007
6.     Approve to renew the mandates                                                Management   For        For
7.     Miscellaneous                                                                Management   For        Against


                                 Page 37 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
RENTA CORPORACION REAL ESTATE, SA, BARCELONA

SECURITY        E84737100               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   25-Apr-2008
ISIN            ES0173365018            AGENDA         701490752 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 28 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.     Approve the annual accounts for the period ending 31 DEC 2007                Management   For        For
2.     Approve the Management report and Social Management for the period ending    Management   For        For
       31 DEC 2007
3.     Approve the proposal of application of the results for the period            Management   For        For
4.     Approve the Incentives Plan, and share options directed at Advisors,         Management   Against    Against
       Directors and Employees in conformity with Article 130 of the Company Law
5.     Appoint Mr. D. Ramchand Wadhumal Bhavnani as an Additional Board Member      Management   Against    Against
6.     Approve the maximum annual amount for the Board Members to receive in        Management   For        For
       accordance with Article 46 of the Company's Bylaws
7.     Approve the reinstatement of the accounts of the Auditors of the Company     Management   For        For
       and the Group
8.     Grant authority the acquisition own shares, overriding the decision made     Management   For        For
       29 MAR 2007
9.     Authorize the Board to increase social capital by half within 5 years,       Management   For        For
       with the power to exclude preferential subscription rights; in accordance with Article153.1B of the Company Law, modifying Article 5 of the
       Company's Bylaws and overuling the authorization granted 29 MAR 2007
10.    Authorize the Board to issue all types of fixed income security with or      Management   Against    Against
       without prefential subscription rights
11.    Authorize the Board to apply for admission or exclusion from secondary       Management   For         For
       markets concerning shares, obligation or other values issued, and adopt the agreements to continue their quotation


                                 Page 38 of 71                       29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
LIFESTYLE INTERNATIONAL HOLDINGS LTD

SECURITY        G54856128               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   28-Apr-2008
ISIN            KYG548561284            AGENDA         701510794 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the audited consolidated financial statements of the Company and     Management   For        For
       the Reports of the Directors and the Auditors for the YE 31 DEC 2007
2.     Approve the final dividend for the YE 31 DEC 2007                            Management   For        For
3.1    Re-elect Dato Dr. Cheng Yu-tung as a Non-executive Director                  Management   For        For
3.2    Re-elect Mr. Lau Luen-hung, Thomas as an Executive Director                  Management   For        For
3.3    Re-elect Mr. Cheung Yuet-man, Raymond as an Independent Non-executive        Management   For        For
       Director
3.4    Re-elect Mr. Hon. Shek Lai-him, Abraham as an Independent Non-executive      Management   For        For
       Director
3.5    Authorize the Board of Directors to fix the Directors remuneration           Management   For        For
4.     Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize    Management   For        For
       the Board of Directors to fix their remuneration
5.A    Authorize the Directors of the Company to repurchase issued shares of the    Management   For        For
       Company of HKD 0.005 each on The Stock Exchange of Hong Kong Limited [the
       Stock Exchange ] or on any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures
       Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and requirements of the Rules
       Governing the Listing of Securities on the Stock Exchange as amended from time to time [the Listing Rules] during the relevant period; the aggregate nominal amount of the shares of the Company to be repurchased by the Directors of the Company pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion of the next AGM of the
       Company or the expiration of the period within which the next AGM of the
       Company is required by any applicable laws or the Articles of the Company to be held]
5.B    Authorize the Directors of the Company to allot, issue and otherwise deal    Management   Against    Against
       with additional ordinary shares of the Company and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers, subject to and in accordance with all applicable laws; during the relevant period, shall note exceed
       20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i) a Rights Issue; or ii) the exercise of any options granted under the share option scheme or similar arrangement for the time being adopted or to be adopted for the grant or issue of options to subscribe for, or rights to acquire shares of the Company approved by the Stock Exchange; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of the
       Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable laws or the Articles of the
       Company to be held]


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                           INVESTMENT COMPANY REPORT

5.C    Approve, conditional upon the passing of 5A and 5B, to extend the general    Management   Against    Against
       mandate granted to the Directors of the Company pursuant to 5B by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company as stated in 5A above provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution


                                  Page 40 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
AEDES SPA STA LIGURE LOMBARDA PER IMPRESE & COSTRU

SECURITY        T89843105               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   28-Apr-2008
ISIN            IT0000074028            AGENDA         701511239 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 30 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE
       ALSO ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
       THE MEETING IS CANCELLED-. THANK YOU.
1.     Receive the financial statement at 31 DEC 2007, Board of Directors and       Management   For        For
       the Auditors report, adjournment thereof
2.     Appoint the Board of Directors Members                                       Management   For        For
3.     Authorize to buy and sell own shares                                         Management   For        For


                                  Page 41 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
UNIBAIL-RODAMCO, PARIS

SECURITY        F95094110               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   29-Apr-2008
ISIN            FR0000124711            AGENDA         701500589 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       French Resident Shareowners must complete, sign and forward the Proxy        Non-Voting
       Card dir-ectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The following-applies to Non- Resident Shareowners: Proxy
       Cards: Voting instructions wil-l be forwarded to the Global Custodians that have become Registered Intermedia-ries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the G-lobal Custodian will sign the Proxy Card and forward to the local custodian. I-f you are unsure whether your Global Custodian acts as Registered Intermediary-, please contact your representative
       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                                     Non-Voting
O.1    Approve the financial statements and statutory reports                       Management   For        For
O.2    Approve the consolidated financial statements and statutory reports          Management   For        For
O.3    Approve the allocation of the income and dividends of EUR 7 per share        Management   For        For
O.4    Approve the Special Auditors' report regarding related-party transactions    Management   For        For
O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory Board Member                    Management   For        For
O.6    Re-elect Mr. Henri Moulard as a Supervisory Board Member                     Management   For        For
O.7    Re-elect Mr. Bart Okkens as a Supervisory Board Member                       Management   For        For
O.8    Re-elect Mr. Robert ter Haar as a Supervisory Board Member                   Management   For        For
O.9    Elect Mr. Alec Pelmore as a Supervisory Board Member                         Management   For        For
O.10   Elect Mr. Mary Harris as a Supervisory Board Member                          Management   For        For
O.11   Ratify the change of the registered Office's Location to 7, place Du         Management   For        For
       Chancelier Adenauer, 75016 Paris
O.12   Grant authority to repurchase of up to 10% of issued share capital           Management   For        For
E.13   Approve the reduction in the share capital via cancellation of               Management   For        For
       repurchased shares
E.14   Approve the Employee Stock Purchase Plan                                     Management   For        For
E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of Bylaws regarding               Management   For        For
       shareholding disclosure thresholds, shareholder's identification,
       Supervisory Board Members, allocation of income
E.16   Grant authority to filing of the required documents/other formalities        Management   For        For


                                 Page 42 of 71                       29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CAPITALAND LTD

SECURITY        Y10923103           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   29-Apr-2008
ISIN            SG1J27887962        AGENDA         701505882 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Authorize the Directors of the Company, for the purposes of Sections 76C     Management   For        For
       and 76E of the Companies Act, Chapter 50 [the Companies Act], to purchase or otherwise acquire ordinary shares in the capital of the Company
       [Shares] not exceeding in aggregate the Maximum Limit [as specified], at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as specified], whether by way of; (i)
       market purchase(s) on the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on which the Shares may for the time being be listed and quoted [Other Exchange]; and/or (ii) off-market purchase(s) [if effected otherwise than on the SGX-ST or, as the case may be, Other Exchange] in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other laws and regulations and rules of the SGXST or, as the case may be, Other Exchange as may for the time being be applicable, and approve the generally and unconditionally
       [the Share Purchase Mandate];[Authority expires the earlier at the conclusion of the next AGM of the Company is held or the date by which the next AGM of the Company is required by Law to be held]; in this
       Resolution: Average Closing Price means the average of the last dealt prices of a Share for the 5 consecutive Market Days on which the Shares are transacted on the SGX-ST or, as the case may be, Other Exchange immediately preceding the date of market purchase by the Company or, as the case may be, the date of the making of the offer pursuant to the off-market purchase, and deemed to be adjusted in accordance with the listing rules of the SGX-ST for any corporate action which occurs after the relevant 5-day period; date of the making of the offer& means the date on which the Company makes an offer for the purchase or acquisition of Shares from shareholders, stating therein the purchase price (which shall not be more than the Maximum Price) for each Share and the relevant terms of the equal access scheme for effecting the off-market purchase;
       Market Day means a day on which the SGX-ST is open for trading in securities; Maximum Limit& means that number of Shares representing 10%
       of the issued Shares as at the date of the passing of this Resolution
       [excluding any Shares which are held as treasury shares]; and; Maximum
       Price in relation to a Share to be purchased or acquired, means the purchase price [excluding brokerage, commission, applicable goods and services tax and other related expenses] which shall not exceed: (i) in the case of a market purchase of a Share, 105% of the Average Closing
       Price of the Shares; and (ii) in the case of an off-market purchase of a
       Share pursuant to an equal access scheme, 110% of the Average Closing
       Price of the Shares; and authorize the Directors of the Company and/or to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this Resolution


                                  Page 43 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

S.2    Amend the Article 91 of the Articles of Association of the Company, as       Management   For        For
       specifed


                                  Page 44 of 71                      29-Jul-2008

                           INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
RISANAMENTO SPA, NAPOLI

SECURITY        T7923G102               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   29-Apr-2008
ISIN            IT0001402269            AGENDA         701544276 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 06 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE
       ALSO ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
       THE MEETING IS CANCELLED-. THANK YOU.
1.     Approve the financial statement as at 31 DEC 2007, reports of the            Management   For        For
       Directors about management, report of the Board of Auditors, and of the
       Auditing Company; consequent and inherent deliberations
2.     Approve the Auditing task for the auditing Company Pricewaterhousecoopers    Management   For        For
       SPA for financial statements and consolidated balance sheet, limited auditing for the 6 months consolidated report and for the accounting auditing for the 9 year period 2008-2016
3.     Approve the integration of the Board of Directors by redefinition of the     Management   For        For
       Directors numbers


                                  Page 45 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
NEXITY, PARIS

SECURITY        F6527B126               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   30-Apr-2008
ISIN            FR0010112524            AGENDA         701505945 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       French Resident Shareowners must complete, sign and forward the Proxy        Non-Voting
       Card dir-ectly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non- Resident Shareowners: Proxy
       Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered Intermediar-ies, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the Gl-obal Custodian will sign the Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
O.1    Approve the reports of the Board of Directors and the Auditors of the        Management   For        For
       Company's financial statement for the YE 2007 as presented, creating a profit of EUR 93,507,842.71 the shareholders meeting and the expenses and the charges that they were not tax deductible of EUR 52,277.90 accordingly the shareholders meeting gives permanent discharge to the
       Directors for the performance of their duties during the said FY
O.2    Approve the shareholders meeting and recommendation of the Board of          Management   For        For
       Directors and resolves that the income for the FY be appropriated as follows: earning for the FY: EUR 93,507,842.71; legal reserve: EUR
       4,675,392.14; distributable income: EUR 240,008,151.28 prior retained earnings :EUR 151,175,700.71; dividends: EUR 105,124,426.00; retained earnings: EUR 134,83,725.28 in the event of the Company holds some of its own shares on such date, the amount on the unpaid dividend on such shares shall be allocated to the retained earnings account and the shareholders will receive a net dividend of EUR 2.00 per share, and will entitle to the 40% deduction provided by the French tax code, this dividend will be paid only on 09 MAY 2008 as required by Law, it is reminded that for the last 3 FY the dividend paid where as follows EUR 1.00 for FY 2004 EUR
       1.60 for FY 2005 EUR 1.90 for FY 2006
O.3    Approve the share holders meeting having heard the report of the Board of    Management   For        For
       Directors and the Auditors, and the consolidated financial statements for the said FY in the form presented to the meeting
O.4    Receive the special report of the Auditors on agreement governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and approve the agreements entered into or which remained in force during the FY with the exception of the conventions concluded with the CNCE or its subsidiaries and participations
O.5    Receive the special report of the Auditors on agreement governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and approve the agreements which the CNCE
O.6    Receive the special report of the Auditors on agreement Governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and approve the agreements entered into or which remained in force during the FY, as we all as the convention which is mentioned to the advantage of Mr. Alain Dinin. Chief executive officer of the Company, under the suspensive condition of its renewal in its functions for a new term of office


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                           INVESTMENT COMPANY REPORT

O.7    Receive the special report of the Auditors on agreement governed by          Management   For        For
       Article L.225.38 of the French Commercial Code and the agreements entered into or which remained in force during the FY, as we all as the convention which is mentioned to the advantage of Mr. Herve Denize Chief
       Executive Vice President of the Company, under the suspensive condition of its renewal in its functions for a new term of office
O.8    Ratify the appointment of Mr. M. Charles Milhaud as a Director, to           Management   For        For
       replace Mr. M. Francois Couchou Meillot, for the reminder of Mr. M.
       Francois Couchou Meillot's term of office, I.E. up to the outcome of the present shareholders meetings
O.9    Ratify the appointment of Mr. Nicolas Merindol as a Director, to replace     Management   For        For
       Mr. M. Christian De Labriffe, for the reminder of Mr. M. Christian De
       Labriffe's term of office, I.E. up to the outcome of the present shareholders meetings
O.10   Ratify the appointment of Mr. M. Alain Lacroix as a Director, to replace     Management   For        For
       Mr. M. Antoine Zacharias, for the reminder of Mr. M. Antoine Zacharias's term of office, I.E. up to the outcome of the present shareholders meetings
O.11   Ratify the appointment of Mr. Caisse Nationaledes Caisses D'epargne          Management   For        For
       represented by Mr. M. Guy Contret as a Director, to replace Mr. M. M.
       Jacques Brions for the reminder of Mr. M. Jacques Brion's term of office,
       I.E. up to the outcome of the present share holders meetings
O.12   Ratify the appointment of Mr. M. Charles Henri Filippi as a control          Management   For        For
       agent, to replace by Mr. M. Robert Daussun for the reminder of Mr. M.
       Robert Daussun's term of office, I.E. until the shareholders meetings called to approve the financial statements for the FY 31 DEC 2009
O.13   Approve to renew the appointment of Mr. M. Alain Dinin as the Director       Management   For        For
       for a 4 year period
O.14   Approve to renew the appointment of Mr. M. Herve Denize as the Director      Management   For        For
       for a 4 year period
O.15   Approve to renew the appointment of Caisse Nationale Des Caisses             Management   For        For
       D'epargne represented by Mr. M. Guy Cotret as the Director for a 4 year period
O.16   Approve to renew the appointment of Mr. M. Charles Milhaud as the            Management   For        For
       Director for a 4 year period
O.17   Approve to renew the appointment of Mr. M. Nicolas Merindol as the           Management   For        For
       Director for a 4 year period
O.18   Approve to renew the appointment of Mr. Mme Anne Marie Chalambert as the     Management   For        For
       Director for a 4 year period
O.19   Approve to renew the appointment of Mr. M. Alain Lacroix as the Director     Management   For        For
       for a 4 year period
O.20   Approve to renew the appointment of Mr. M. Pascal Oddo as the Director       Management   For        For
       for a 4 year period
O.21   Approve to renew the appointment of Mr. M. Miguel Sieler as the Director     Management   For        For
       for a 4 year period
O.22   Approve the shareholders meeting and appoints as Company statutory           Management   For        For
       Auditor holder, Societe KPMG up to the annual shareholders' meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC
       2013 year period
O.23   Approve the shareholders meeting and to appoints as Company supplying        Management   For        For
       statutory Auditor, M. Francois Caubriere up to the annual shareholders'
       meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013
O.24   Approve the shareholder meetings and to appoint as Company statutory         Management   For        For
       Auditor holder, Societe Mazars at Guerapd up to the annual shareholders meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013


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                           INVESTMENT COMPANY REPORT

O.25   Appoint the Company additional supplying statutory Auditor, M. Franck        Management   For        For
       Boyer up to the annual shareholders' meeting which will rule in 2014 on the annual accounts which will be closed on 31 DEC 2013
O.26   Authorize the Board of Directors to Trade in the Company's shares on the     Management   For        For
       stock market, subject to the conditions described below: maximum purchase price :200% of the average of the prices sides in the previous twenty sessions, except acquisition costs, maximum number of shares to be acquired :10% of the share capital, Maximum funds invested in the share buybacks: EUR 280,000.000 this [Authority expires at the end of 18 months period] the number of shares acquired by the company with a view to their retention or their subsequent delivery in payment or exchange as a merger divestment or capital contribution cannot exceed 5% of its capital;
       delegates all powers to the board of Directors to take all necessary measures and accomplish all necessary formalities this delegation of powers supersedes any and all earlier delegations of the same effect
E.27   Authorize the Board of Directors to increase the capital on 1 or more        Management   For        For
       occasions, in France or Abroad, by a maximum nominal amount of EUR
       70,000,000.00 by issuance, with preferred subscription rights maintained, of shares and debt securities, the maximum nominal amount of debt securities which may be issued shall not exceed EUR 300,000,000.00
       [Authority expires at the end of 26 month period]; this amount shall count against the overall value set forth in Resolutions 28 to 30 and 34 to 36, the shareholders' preferential subscription rights; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any all earlier delegations to the same effect
E.28   Authorize the Board of Directors to increase the capital on 1 or more        Management   For        For
       occasions, in France or Abroad, by a maximum nominal amount of EUR
       60,000,000.00 by issuance, with abolition of preferred subscription rights, of shares and debt securities, the maximum nominal amount of debt securities which may be issued shall not exceed EUR 250,000,000.00 this
       [Authority expires at the ned of 26 month period]; this amount shall count against the overall value set forth in resolutions 27; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any all earlier delegations to the same effect
E.29   Authorize the Board of Directors to increase on 1 or more occasions, in      Management   For        For
       France or Abroad, the share capital to a maximum nominal amount of 15% of the initial issue, by issuance, with the shareholders' preferred subscription rights maintained [or abolished], [Authority expires at the end of 26 month period]; this amount shall count against the overall value set forth in the resolutions 27 and 28, this delegation of powers supersedes any and allerglier delegations to the same effect
E.30   Authorize the Board of Directors to increase the share capital, in 1 or      Management   For        For
       more occasions and at its sole discretion, by a maximum nominal amount of
       EUR 70,000,000.00 by way of capitalizing reserves, profits, premiums or other means, provided that such capitalization is allowed by law and under the by laws, by issuing donus shares or raising the par value of existing shares, or by a combination of these methods,[Authority expires at the end of 26 months period], this amount shall count against the overall value set forth in resolution 27; delegates all powers to the
       Board of Directors to take all necessary measures and accomplish all necessary formalities this delegation of powers supersedes any and all earlier delegations to the same effect


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                           INVESTMENT COMPANY REPORT

E.31   Authorize the Board of Directors to increase the share capital, in 1 or      Management   For        For
       more occasions and at its sole discretion, in favour of employees and corporate officers of the Company who are Members of a Company savings plan, [Authority expires at the end of 26 month period] and for a nominal amount that shall not exceed 1% of the capital diluted on the day of the present meeting, the shareholders' meeting decides to cancel the shareholders' preferential subscription rights, the shareholders' meeting delegates all powers to the Board of Directors to take all necessary measures and accomplish all the necessary formalities this delegation of powers supersedes any and all earlier delegations to the same effect
E.32   Authorize the Board of Directors to reduce the share capital, on 1 or        Management   For        For
       more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the shares capital over a 24 month period, [Authority expires at the end of 18 month period]; delegates all powers supersedes any and all earlier delegations to the same effect
E.33   Authorize the Board of Directors to grant, for free, on 1 or more            Management   For        For
       occasions, existing or future shares, in favour of the employees or the corporate officers of the Company and related Companies, they may not represent more than 1% of the share capital, [Authority expires at the end of 14 month period], this amount shall not count against the overall value set forth in resolutio 27, to cancel the shareholders' preferential subscription rights in favour of beneficiaries of the allocations of ordinary shares to be issued, the shareholders' meeting delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any and all earlier delegations to the same effect
E.34   Authorize the Board of Directors to issue Company's equity securities BNP    Management   For        For
       Paribas Securities Services or Securities giving access to the Company's share capital, in consideration for securities tendered in a public exchange offer initiated by the Company concerning the shares of another
       Company and to increase the capital by a maximum of EUR 60,000,000.00,
       [Authority expires at the ned of 26 month period], this amount shall count against the overall value set forth in resolution number 28, to cancel the shareholders' preferential subscription rights; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary form alities, this delegation of powers supersedes any and all earlier delegations to the same effect
E.35   Authorize the Board of Directors to increase the share capital up to 10%     Management   For        For
       of the share capital by way of issuing shares or securities giving access to the capital, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital and to increase the capital by a maximum of 10%
       of the share capital, this authorization is granted for a 26 month period, this amount shall count against the overall value set forth in resolutio 27, to cancel the shareholders' preferential subscription rights; delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities, this delegation of powers supersedes any and all earlier delegations to the same effect
E.36   Grant all powes to the Bearer of an original, a copy or extract of the       Management   For        For
       minutes of this meeting to carry out all filings, publications and other formalities prescribed by law


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--------------------------------------------------------------------------------
HAMMERSON PLC R.E.I.T., LONDON

SECURITY        G4273Q107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   01-May-2008
ISIN            GB0004065016            AGENDA         701492150 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the Directors' report and financial statements             Management   For        For
2.     Receive and approve the remuneration report                                  Management   For        For
3.     Declare a final dividend                                                     Management   For        For
4.     Re-elect Mr. John Clare                                                      Management   For        For
5.     Re-elect Mr. John Richards                                                   Management   For        For
6.     Re-appoint Deloitte and Touche LLP as the Auditors                           Management   For        For
7.     Authorize the Directors to agree the Auditors remuneration                   Management   For        For
8.     Authorize the Directors to allot relevant securities pursuant to Section     Management   For        For
       80 of the Companies Act 1985
S.9    Authorize the Directors pursuant to Section 95 of the Companies Act 1985     Management   For        For
       to allot equity securities as though Section 89(1) of that Act did not apply to each allotment
S.10   Authorize market purchases by the Company of its shares                      Management   For        For
S.11   Approve the save as you to earn scheme                                       Management   For        For


                                  Page 50 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
KERRY PROPERTIES LTD

SECURITY        G52440107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   06-May-2008
ISIN            BMG524401079            AGENDA         701539035 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and approve the Audited financial statements and the reports of      Management   For        For
       the Directors and the Auditors for the YE 31 DEC 2007
2.     Declare a final dividend for the YE 31 DEC 2007                              Management   For        For
3.i    Re-elect Mr. Wong Siu Kong as a Director                                     Management   For        For
3.ii   Re-elect Mr. Ho Shut Kan as a Director                                       Management   For        For
3.iii  Re-elect Mr. So Hing Woh as a Director                                       Management   For        For
4.     Approve to fix the Directors' fees [including the fees payable to members    Management   For        For
       of the Audit and Remuneration Committees ]
5.     Re-appoint PricewaterhouseCoopers as the Auditor and authorize the           Management   For        For
       Directors of the Company to fix its remuneration
6.A    Authorize the Directors of the Company, to allot, issue and deal with        Management   For        For
       additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution and [if the Directors of the
       Company are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of any share capital repurchased by the Company subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to i) a rights issue; or ii) the exercise of any option under any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) any adjustment, after the date of grant or issue of any options, rights to subscribe or other securities referred to the above, in the price at which shares in the Company shall be subscribed, and/or in the number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with or as contemplated by the terms of such options, rights to subscribe or other securities; or v) a specified authority granted by the shareholders of the
       Company in general meeting; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]


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6.B    Authorize the Directors of the Company to repurchase its own shares during   Management   For        For
       the relevant period, on the Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion of the next AGM of the
       Company or the expiry of the period within which the next AGM of the
       Company is required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]
6.C    Approve, conditional upon the passing of Resoltion No. 6B, to extend the     Management   For        For
       general mandate granted to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional upon the passing of
       Resolution 6.B, to allot shares by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 6.B


                                 Page 52 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
HONGKONG LD HLDGS LTD

SECURITY        G4587L109               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   07-May-2008
ISIN            BMG4587L1090            AGENDA         701539489 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the financial statements and the Independent Auditor's report for    Management   For        For
       the YE 31 DEC 2007 and declare a final dividend
2.     Re-elect Mr. Charles Allen-Jones as a Director                               Management   For        For
3.     Re-elect Mr. Jenkin Hui as a Director                                        Management   For        For
4.     Re-elect Mr. Henry Keswick as a Director                                     Management   For        For
5.     Approve to fix the Directors' fees                                           Management   For        For
6.     Re-appoint the Auditors and authorize the Directors to fix their             Management   For        For
       remuneration
7.     Authorize the Directors, to allot or issue shares and to make and grant      Management   For        For
       offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period, otherwise than pursuant to a rights issue [for the purpose of this resolution] [subject to such exclusions or other arrangements as the
       Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory], or upon conversion of the USD 400,000,000 2.75% guaranteed convertible bonds convertible into fully-paid shares of the Company, not exceeding USD 11.4 million, up to an aggregate nominal amount of USD 76.5 million; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such meeting is required by law to be held]
8.     Authorize the Directors of the Company, subject to and in accordance with    Management   For        For
       all applicable Laws and regulations during the relevant period [for the purposes of this resolution], to purchase its own shares and the aggregate nominal amount of shares of the Company which the Company may purchase pursuant to this resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly, and said the approval of this resolution shall, where permitted by applicable
       Laws and regulations and subject to the limitation in this Resolution, extend to permit the purchase of shares of the Company i) by subsidiaries of the Company; ii) pursuant to the terms of put warrants or financial instruments having similar effect [Put Warrants] whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a rights issue [as specified in
       Resolution 7] the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the Company of the proposed issue of Put Warrants;
       [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such meeting is required by Law to be held]


                                 Page 53 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
AEON MALL CO.,LTD.

SECURITY        J10005106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   09-May-2008
ISIN            JP3131430005            AGENDA         701557653 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.1    Appoint a Director                                                           Management   For        For
1.2    Appoint a Director                                                           Management   For        For
1.3    Appoint a Director                                                           Management   For        For
1.4    Appoint a Director                                                           Management   For        For
1.5    Appoint a Director                                                           Management   For        For
1.6    Appoint a Director                                                           Management   For        For
1.7    Appoint a Director                                                           Management   For        For
1.8    Appoint a Director                                                           Management   For        For
1.9    Appoint a Director                                                           Management   For        For
1.10   Appoint a Director                                                           Management   For        For
1.11   Appoint a Director                                                           Management   For        For
1.12   Appoint a Director                                                           Management   For        For
1.13   Appoint a Director                                                           Management   For        For
1.14   Appoint a Director                                                           Management   For        For
1.15   Appoint a Director                                                           Management   For        For
1.16   Appoint a Director                                                           Management   For        For
1.17   Appoint a Director                                                           Management   For        For
2      Appoint a Corporate Auditor                                                  Management   For        For


                                 Page 54 of 71                       29-Jul-2008

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--------------------------------------------------------------------------------
DIC ASSET AG, FRANKFURT AM MAIN

SECURITY        D2837E100               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   14-May-2008
ISIN            DE0005098404            AGENDA         701520492 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT YOU         Non-Voting
       DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY. IF YOU
       DO NOT HAVE A CONTROLLING OR-PERSONAL INTEREST, SUBMIT YOUR VOTE AS
       NORMAL. THANK YOU.
       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 23 APR 2008,       Non-Voting
       WHEREAS-THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN
       CONCURRENCE WITH THE GE-RMAN LAW. THANK YOU.
1.     Presentation of the financial statements and annual report for the 2007 FY   Non-Voting
       wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to Sections 289(4) and 315(4)
       of the German-Commercial Code
2.     Resolution on the appropriation of the distributable profit of EUR           Management   For        For
       52,182,306.10 as follows: payment of a dividend of EUR 1.65 per no-par share EUR 454,807.75 shall be carried forward Ex-dividend and payable date 15 MAY 2008
3.     Ratification of the acts of the Board of Managing Directors                  Management   For        For
4.     Ratification of the acts of the Supervisory Board                            Management   For        For
5.     Appointment of the Auditors for the FY 2008: Roedel + Partner Gmbh,          Management   For        For
       Nuremberg
6.     Election of Mr. Hellmar Hedder to the Supervisory Board                      Management   For        For
7.     Renewal of the authorization to acquire own shares, the Board of Managing    Management   For        For
       Directors shall be authorized to acquire shares of the Company of up to
       10% of its share capital the, at a price differing neither more than 10%
       from the market price of the shares, on or before 13 NOV 2009; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, and to use the shares in the connection with mergers and acquisition purposes or for the fulfillment of conversion or option rights, and to retire the shares
8.     Resolution on the revocation of authorization to issue convertible and/or    Management   For        For
       warrant bonds or profit sharing rights,; the authorization to issue convertible and/or warrant bonds [Authorization1], the creation of contingent capital, and the corresponding amendment to the Articles of
       Association; a) the existing authorization to issue convertible bonds and/or profit-sharing rights and the corresponding contingent capital shall be revoked; b) the Board of Managing Directors shall be authorized with the consent of the Supervisory Board, to issue bearer bonds of up to
       EUR 250,000,000, conferring convertible and/or option rights for shares of the Company, on or before 13 MAY 2013, shareholders shall be granted to subscription rights except for residual amounts, for the


                                  Page 55 of 71                      29-Jul-2008

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       issue of bonds to holders of previously issued option or conversion rights, and for the issue of bonds conferring convention and/or option rights for the shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value; c) the
       Company's share capital shall be increased accordingly by up to EUR
       7,837,499 through the issue of up to of 7,837,499 new no-par shares, in so far as conversion and/or option rights are exercised [contingent capital
       I/2008]
9.     Resolution on the revocation of authorization to issue convertible and/or    Management   For        For
       warrant bonds or profit sharing rights,; the authorization to issue convertible and/or warrant bonds [Authorization II], the creation of contingent capital, and the corresponding amendment to the Articles of
       Association; this authorization shall allow the Company to calculate a higher price for exercising option and/or conversion rights than is possible with authorization I, in any case, the total amounts of bonds issued on the basis of authorization I and authorization II may not exceed
       EUR 250,000,000; a) the existing authorization to issue convertible bonds and/or profit-sharing rights and the corresponding contingent capital shall be revoked; b) the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds of up to
       EUR 250,000,000, conferring convertible and/or option rights for shares of the Company, on or before 13 MAY 2013, shareholders shall be granted to subscription rights except for residual amounts, for the issue of bonds to holders of previously issued option or conversion rights, and for the issue of bonds conferring convention and/or option rights for the shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value; c) the Company's share capital shall be increased accordingly by up to EUR 7,837,499 through the issue of up to of 7,837,499 new no-par shares, in so far as conversion and/or option rights are exercised [contingent capital II/2008]
10.    Amendment to Section 15 of the Articles of the Association                   Management   For        For
       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS MEETING. A LINK TO THE         Non-Voting
       COUNTER P-ROPOSAL INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATIO-N. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED TO
       REQUEST A MEETING ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS MEETING.


                                  Page 56 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
HYSAN DEVELOPMENT CO LTD

SECURITY        Y38203124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   14-May-2008
ISIN            HK0014000126            AGENDA         701538691 - Management

                                                                                                            FOR/AGAINST
ITEM    PROPOSAL                                                                       TYPE        VOTE      MANAGEMENT
----    --------                                                                    ----------   --------   -----------
1.      Receive and approve the statement of accounts for the YE 31 DEC 2007        Management   For        For
        together with the reports of the Directors and the Auditors thereon
2.      Declare a final dividend [together with a scrip alternative] for the YE     Management   For        For
        31 DEC 2007
3.i     Re-elect Mr. Peter Ting Chang Lee as the Director                           Management   For        For
3.ii    Re-elect Sir David Akers-Jones as the Director                              Management   For        For
3.iii   Re-elect Mr. Tom Behrens-Sorensen as the Director                           Management   For        For
3.iv    Re-elect Mr. Chien Lee as the Director                                      Management   For        For
3.v     Re-elect Mr. Ricky Tin For Tsang as the Director                            Management   For        For
3.vi    Re-elect Ms. Wendy Wen Yee Yung as the Director                             Management   For        For
4.      Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor of the Company   Management   For        For
        at a fee to be agreed by the Directors
5.      Authorize the Directors of the Company to allot, issue and deal with        Management   Against    Against
        additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 10% where the shares are to be allotted wholly for cash, and in any event 20% of the aggregate nominal amount of the share capital of the
        Company otherwise than pursuant to: i) a rights issue; or ii) the exercise of any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]
6.      Authorize the Directors during the relevant period to purchase or           Management   For        For
        otherwise acquire shares of HKD 5.00 each in the capital of the Company in accordance with all the applicable laws and the requirements of the
        Listing Rules, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]


                                  Page 57 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
SEGRO PLC (REIT), SLOUGH

SECURITY        G80277117               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   20-May-2008
ISIN            GB00B1YFN979            AGENDA         701528626 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive the statement of the accounts for the YE 31 DEC 2007 and the         Management   For        For
       reports of the Directors and the Auditors thereon
2.     Declare the final dividend of the 14.7 pence [comprising a dividend of 9.0   Management   For        For
       pence and a property income distribution of 5.7 pence] per shares recommended by the Directors in respect of the YE 31 DEC 2007 payable on
       23 MAY 2008 to holders of ordinary shares registered at the close of business on 18 APR 2008
3.     Approve the remuneration report of the Remuneration Committee for the YE     Management   For        For
       31 DEC 2007
4.     Re-elect Lord Blackwell who retires from the Board by rotation               Management   For        For
5.     Re-elect Mr. Ian Coull who retires from the Board by rotation                Management   For        For
6.     Re-elect Mr. David Sleath who retires from the Board by rotation             Management   For        For
7.     Re-elect Mr. Thom Wernink who retires from the Board by rotation             Management   For        For
8.     Re-appoint Deloitte & Young LLP as the Auditor to hold office until the      Management   For        For
       conclusion of the next general meeting at which accounts are laid before the Company
9.     Authorize the Directors to determine the remuneration of the Auditors        Management   For        For
10.    Authorize the Company and all the Companies that are subsidiaries of the     Management   For        For
       Company, in accordance with Section 366 and 367 of the Companies Act 2006
       [the 2006 Act], at the time at which this resolution is passed or at any time during the period for which this resolution has effect are authorized to: i) make political donations to political parties or independent election candidates, as defined in Section 363 and 364 of the 2006 Act, not exceeding GBP 20,000 in total; ii) make political donations to political organizations other than political parties, as defined Section
       363 and 364 of the 2006 Act, not exceeding GBP 20,000 in total; and iii)
       incur political expenditure as defined in Section 365 of the 2006 Act, not exceeding GBP 20,000 in total, in any event, the aggregate amount of political donations and political expenditure made or incurred by the
       Company and its subsidiaries pursuant to this resolution shall not exceed
       GBP 40,000; [Authority expires earlier the conclusion of the next AGM or
       30 JUN 2009]
S.11   Approve to renew, in substitution for all existing unexercised               Management   For        For
       authorities, the authority conferred on the Directors by Article 10[a] of the Company's Articles of Association [Authority expires earlier the conclusion of the next AGM or, if earlier, on 19 AUG 2009] [unless previously renewed, varied or revoked] and for that period, the Section 80 amount is GBP 28,444,573.35
S.12   Approve to renew, subject to the passing of resolution 11, and in            Management   For        For
       substitution of all existing unexercised authorities, the authority conferred on the Directors by Articles 10[b] of the Articles of
       Association of the Company [Authority expires earlier the conclusion the next AGM of the Company or, if earlier, on 19 AUG 2009], [unless previously renewed, varied or revoked], and for the purposes of Article
       10[b] of the Articles of Association of the Company, the Section 89 amount shall be GBP5, 907,771.32


                                  Page 58 of 71                      29-Jul-2008

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S.13   Authorize the Company for the purpose of Section 166 of the 1985 Act to      Management   For        For
       make market purchases [within the meaning of section 163 of that Act] of ordinary shares of 27 1/12 p each in the Capital of the Company provided that; (a) the maximum aggregate number of ordinary shares which may be purchased pursuant to this authority is GBP 11,815,542.64 [representing
       10% of the issued ordinary shares of 27 1/12 p; (c) the maximum price which may be paid for each ordinary share [exclusive of expenses] must not be more than the higher of 105% of the average of the middle market quotation for an ordinary share as derived from the London Stock Exchange
       Daily Official List for the 5 business days immediately preceding the day on which such ordinary share is contracted to be purchased; and [ii] that stipulated by Article 5[1] of the Buy-back and Stabilization Regulations
       2003; (d); [Authority expire at the conclusion of the next AGM of the
       Company or on 19 AUG 2009]; and the Company may make a contract to purchase its ordinary shares under this authority which would or might involve the Company purchasing its own shares after this authority expires
S.14   Approve the amendments to the Articles of Association of the Company as      Management   For        For
       specified, with effect from the conclusion of the meeting
15.    Adopt the SEGRO Plc 2008 Long Term Incentive Plan [the Plan], the            Management   For        For
       principal terms as specified; and authorize the Directors to do all acts and things necessary or expedient to implement the Plan including making any changes to the draft rules of the Plan as the Directors consider necessary or desirable to obtain any approvals or to take account of any statutory, fiscal, exchange control or securities regulations either generally or in relation to any potential participants as long as the overall limits contained in the Plan continue to apply


                                  Page 59 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   23-May-2008
ISIN            BMG8063F1068            AGENDA         701560066 - Management

                                                                                                            FOR/AGAINST
ITEM    PROPOSAL                                                                       TYPE        VOTE      MANAGEMENT
-----   --------                                                                    ----------   --------   -----------
1.      Receive the audited financial statements and the reports of the Directors   Management   For        For
        and the Auditors for the YE 31 DEC 2007
2.      Declare a final dividend for the YE 31 DEC 2007                             Management   For        For
3.i     Re-elect Mr. Kuok Khoon Ean as a Director                                   Management   For        For
3.ii    Re-elect Mr. Kuok Khoon Loong, Edward as a Director                         Management   For        For
3.iii   Re-elect Mr. Alexander Reid Hamilton as a Director                          Management   For        For
3.iv    Re-elect Mr. Michael Wing-Nin Chiu as a Director                            Management   For        For
4.      Approve to fix Directors' fees [including fees payable to Members of the    Management   For        For
        Audit and Remuneration Committees]
5.      Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize     Management   For        For
        the Directors of the Company to fix their remuneration
6.A     Authorize the Directors of the Company, to allot and issue additional       Management   Against    Against
        shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such power during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution and the said approval shall be limited accordingly, otherwise than pursuant to: i) a rights issue [as specified]; ii) the exercise of any option under any Share Option Scheme or similar arrangement for the grant or issue to option holders of shares in the Company; iii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Bye-laws of the
        Company; and (iv) any specific authority; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-
        laws of the Company or any applicable Laws of Bermuda to be held]
6.B     Authorize the Directors of the Company to repurchase its own shares on      Management   For        For
        The Stock Exchange of Hong Kong Limited [the HKSE] or on any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the HKSE for
        this purpose or on the Singapore Exchange Securities Trading Limited,
        subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities on the HKSE
        or that of any other stock exchange as amended from time to time [as the case may be], during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye- Laws of the Company or any applicable Laws of
        Bermuda to be held]


                                 Page 60 of 71                       29-Jul-2008

                            INVESTMENT COMPANY REPORT

6.C    Approve, conditional upon the passing of Resolution 6.B, the general         Management   Against    Against
       mandate granted to the Directors of the Company and for the time being in force to exercise the powers of the Company to allot shares, by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
       Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the
       Company repurchased by the Company under the authority granted by the
       Resolution 6.B, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution


                                  Page 61 of 71                      29-Jul-2008

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--------------------------------------------------------------------------------
ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104           MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                       MEETING DATE   28-May-2008
ISIN            LU0122624777        AGENDA         701586921 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Amend the Article 5 of the Bylaws relating to the authorized capital;        Management   Against    Against
       approve to confer to the Board of Directors to proceed to increase of capital within the framework of the a authorized Corporate capital through out new 5 years, to the conditions and procedures which it will fix and in particular the capacity to suppress or limit the preferential subscription right of the existing shareholders
2.     Amend Article 12 of the Bylaws relating to the deliberation of the Board     Management   For        For
       of Directors
3.     Amend Article 13 of the Bylaws relating to declegation of powers and the     Management   For        For
       Managing Directors
4.     Approve to transact the Bylaws in English with French version as evidence    Management   For        For
5.     Miscellaneous                                                                Non-Voting


                                  Page 62 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
SOL MELIA SA, PALMA DE MALLORCA

SECURITY        E89049154               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   03-Jun-2008
ISIN            ES0176252718            AGENDA         701567096 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE    Non-Voting
       A SE-COND CALL ON 04 JUN 2008 AT 13:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       THANK YOU.
1.     Approve the annual accounts for 2007                                         Management   For        For
2.     Approve the application of results for 2007                                  Management   For        For
3.     Approve the Board's Management for 2007                                      Management   For        For
4.     Appoint the accounts Auditors                                                Management   For        For
5.     Authorize the Board to agree the capital increase                            Management   For        For
6.     Authorize the Board to issue bonds convertible and/or exchangeable for       Management   For        For
       shares
7.     Authorize the Board to acquire own shares                                    Management   For        For
8.     Approve the Remuneration Policy for the Board of Directors                   Management   For        For
9.     Receive the report on the modification of the Board's rules                  Management   For        For
10.    Amend the Paragraph 1 of the Article 33                                      Management   For        For
11.    Approve the delegation of powers to Execute agreements of general meeting    Management   For        For
12.    Approve the minutes


                                  Page 63 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
CHINA OVERSEAS LAND & INVESTMENT LTD

SECURITY        Y15004107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   12-Jun-2008
ISIN            HK0688002218            AGENDA         701560030 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Receive and adopt the audited financial statements and the reports of the    Management   For        For
       Directors and the Auditors for the YE 31 DEC 2007
2.A    Re-elect Mr. Hao Jian Min as a Director                                      Management   For        For
2.B    Re-elect Mr. Wu Jianbin as a Director                                        Management   Against    Against
2.C    Re-elect Mr. Lam Kwong Siu as a Director                                     Management   For        For
2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director                             Management   For        For
3.     Authorize the Board to fix the remuneration of the Directors                 Management   For        For
4.     Declare a final dividend for the YE 31 DEC 2007 of HKD 7 cents per share     Management   For        For
5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the        Management   For        For
       Board to fix their remuneration
6.     Authorize the Directors of the Company to purchase shares in the capital     Management   For        For
       of the Company during the relevant period, on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and
       the Stock Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the share capital of the
       Company in issue as at the date of passing this Resolution; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the
       Articles of Association of the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be held]
7.     Authorize the Directors of the Company, pursuant to Section 57B of the       Management   Against    Against
       Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company; and b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to a) a rights issue; or b) the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company ; or c) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or
       d) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
       Company in accordance with the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by
       Articles of Association and/or Companies Ordinance [Chapter 32 of the Laws
       of Hong Kong] to be held]


                                  Page 64 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

8.     Approve, conditional upon the passing of the Resolutions 6 and 7 to extend   Management   Against    Against
       the general mandate granted to the Directors of the Company pursuant to the Resolution 7, by an amount representing the aggregate nominal amount of share capital of the Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution


                                  Page 65 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
MEGAWORLD CORPORATION

SECURITY        Y59481112               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   20-Jun-2008
ISIN            PHY594811127            AGENDA         701506517 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1.     Call to order                                                                Management   For        For
2.     Approve the proof of notice and determination of the quorum                  Management   For        For
3.     Approve the minutes of the previous annual meeting                           Management   For        For
4.     Approve the annual report of the Management                                  Management   For        For
5.     Appoint the External Auditors                                                Management   For        For
6.     Ratify the acts and resolutions of the Board of Directors, Executive         Management   For        For
       Committee and the Management
7.     Elect the Directors                                                          Management   For        For
8.     Adjournment                                                                  Management   For        For


                                  Page 66 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
JOINT CORPORATION

SECURITY        J28384105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   21-Jun-2008
ISIN            JP3392950006            AGENDA         701621799 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
1      Approve Appropriation of Profits                                             Management   For        For
2.1    Appoint a Director                                                           Management   For        For
2.2    Appoint a Director                                                           Management   For        For
2.3    Appoint a Director                                                           Management   For        For
2.4    Appoint a Director                                                           Management   For        For
2.5    Appoint a Director                                                           Management   For        For
2.6    Appoint a Director                                                           Management   For        For
2.7    Appoint a Director                                                           Management   For        For
2.8    Appoint a Director                                                           Management   For        For
3      Approve Anti-Takeover Mechanism                                              Management   Against    Against


                                  Page 67 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
TOKYU LAND CORPORATION

SECURITY        J88849120               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2008
ISIN            JP3569000007            AGENDA         701620329 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.     Amend the Articles of Incorporation                                          Management   For        For
3.1    Appoint a Director                                                           Management   For        For
3.2    Appoint a Director                                                           Management   For        For
3.3    Appoint a Director                                                           Management   For        For
3.4    Appoint a Director                                                           Management   For        For
3.5    Appoint a Director                                                           Management   For        For
3.6    Appoint a Director                                                           Management   For        For
3.7    Appoint a Director                                                           Management   For        For
3.8    Appoint a Director                                                           Management   For        For
3.9    Appoint a Director                                                           Management   For        For
3.10   Appoint a Director                                                           Management   For        For
3.11   Appoint a Director                                                           Management   For        For
4.     Appoint a Corporate Auditor                                                  Management   Against    Against
5.     Approve Payment of Bonuses to Corporate Officers                             Management   For        For
6.     Approve Retirement Allowance for Retiring Corporate Officers, and Payment    Management   Against    Against
       of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate Officers
7.     Amend the Compensation to be received by Corporate Officers                  Management   For        For
8.     Approve Policy regarding Large-scale Purchases of Company Shares             Management   Against    Against


                                  Page 68 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
MITSUBISHI ESTATE COMPANY, LIMITED

SECURITY        J43916113               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Jun-2008
ISIN            JP3899600005            AGENDA         701613146 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.1    Appoint a Director                                                           Management   For        For
2.2    Appoint a Director                                                           Management   For        For
2.3    Appoint a Director                                                           Management   For        For
2.4    Appoint a Director                                                           Management   For        For
2.5    Appoint a Director                                                           Management   For        For
2.6    Appoint a Director                                                           Management   For        For
2.7    Appoint a Director                                                           Management   Against    Against
2.8    Appoint a Director                                                           Management   For        For
2.9    Appoint a Director                                                           Management   For        For
2.10   Appoint a Director                                                           Management   For        For
2.11   Appoint a Director                                                           Management   For        For
2.12   Appoint a Director                                                           Management   For        For
2.13   Appoint a Director                                                           Management   For        For
3.1    Appoint a Corporate Auditor                                                  Management   Against    Against
3.2    Appoint a Corporate Auditor                                                  Management   Against    Against


                                  Page 69 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
MITSUI FUDOSAN CO., LTD.

SECURITY        J4509L101               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Jun-2008
ISIN            JP3893200000            AGENDA         701613324 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.1    Appoint a Corporate Auditor                                                  Management   For        For
2.2    Appoint a Corporate Auditor                                                  Management   For        For
3.     Approve Payment of Bonuses to Directors                                      Management   For        For


                                  Page 70 of 71                      29-Jul-2008

                            INVESTMENT COMPANY REPORT

--------------------------------------------------------------------------------
DAIWA HOUSE INDUSTRY CO., LTD.

SECURITY        J11508124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Jun-2008
ISIN            JP3505000004            AGENDA         701620139 - Management

                                                                                                            FOR/AGAINST
ITEM   PROPOSAL                                                                        TYPE        VOTE      MANAGEMENT
----   --------                                                                     ----------   --------   -----------
       Please reference meeting materials.                                          Non-Voting
1.     Approve Appropriation of Retained Earnings                                   Management   For        For
2.     Amend the Articles of Incorporation                                          Management   For        For
3.1    Appoint a Director                                                           Management   For        For
3.2    Appoint a Director                                                           Management   For        For
3.3    Appoint a Director                                                           Management   For        For
3.4    Appoint a Director                                                           Management   For        For
3.5    Appoint a Director                                                           Management   For        For
3.6    Appoint a Director                                                           Management   For        For
3.7    Appoint a Director                                                           Management   For        For
3.8    Appoint a Director                                                           Management   For        For
3.9    Appoint a Director                                                           Management   For        For
3.10   Appoint a Director                                                           Management   For        For
3.11   Appoint a Director                                                           Management   For        For
3.12   Appoint a Director                                                           Management   For        For
3.13   Appoint a Director                                                           Management   For        For
3.14   Appoint a Director                                                           Management   For        For
3.15   Appoint a Director                                                           Management   For        For
3.16   Appoint a Director                                                           Management   For        For
3.17   Appoint a Director                                                           Management   For        For
3.18   Appoint a Director                                                           Management   For        For
4.     Appoint a Corporate Auditor                                                  Management   For        For
5.     Approve Payment of Bonuses to Corporate Officers                             Management   For        For


                                  Page 71 of 71                      29-Jul-2008

                                                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                  EII REALTY SECURITIES TRUST
          ----------------------------------------------------------------------


By (Signature and Title)*       /S/ RICHARD J. ADLER
                          ------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (Principal Executive Officer)


Date                           September 19, 2008
     ---------------------------------------------------------------------------




*Print  the name and title of each  signing  officer  under his or her signature